UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22167

Allianz Funds Multi-Strategy Trust

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway, New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: November 30, 2013

Date of reporting period: August 31, 2013

Allianz Funds Multi-Strategy Trust
AllianzGI Retirement 2015 Fund
AllianzGI Retirement 2020 Fund
AllianzGI Retirement 2025 Fund
AllianzGI Retirement 2030 Fund
AllianzGI Retirement 2035 Fund
AllianzGI Retirement 2040 Fund
AllianzGI Retirement 2045 Fund
AllianzGI Retirement 2050 Fund
AllianzGI Retirement 2055 Fund
AllianzGI Retirement Income Fund
AllianzGI Global Allocation Fund
AllianzGI Global Growth Allocation Fund
AllianzGI Behavioral Advantage Large Cap Fund
AllianzGI China Equity Fund
AllianzGI Convertible Fund
AllianzGI Disciplined Equity Fund
AllianzGI Dynamic Emerging Multi-Asset Fund
AllianzGI Global Fundamental Strategy Fund
AllianzGI Global Managed Volatility Fund
AllianzGI Global Water Fund
AllianzGI High Yield Bond Fund
AllianzGI International Small-Cap Fund
AllianzGI Micro Cap Fund
AllianzGI Multi-Asset Real Return Fund
AllianzGI NFJ Emerging Markets Value Fund
AllianzGI NFJ Global Dividend Value Fund
AllianzGI NFJ International Small-Cap Value Fund
AllianzGI NFJ International Value II Fund
AllianzGI Redwood Fund
AllianzGI Short Duration High Income Fund
AllianzGI Structured Alpha Fund
AllianzGI Ultra Micro Cap Fund
AllianzGI U.S. Emerging Growth Fund
AllianzGI U.S. Equity-Hedged Fund

Item 1.	Schedule of Investments

Schedule of Investments

AllianzGI Retirement 2015 Fund

August 31, 2013 (unaudited)

	Shares	Value*

MUTUAL FUNDS—90.3%

AllianzGI Behavioral Advantage Large Cap (a)(b)	16,112	$338,361
AllianzGI Emerging Markets Opportunities (a)(b)	15,218	365,852
AllianzGI Global Commodity Equity (a)(b)	16,963	292,094
AllianzGI Global Managed Volatility (a)(b)	19,849	336,035
AllianzGI Income & Growth (a)(b)	73,332	901,979
AllianzGI International Small-Cap (a)(b)	14,584	553,751
AllianzGI NFJ Dividend Value (a)(b)	54,407	788,359
AllianzGI NFJ Global Dividend Value (a)(b)	33,775	672,808
AllianzGI NFJ International Value (a)(b)	15,745	334,581
AllianzGI NFJ Mid-Cap Value (a)(b)	16,665	370,297
AllianzGI NFJ Small-Cap Value (a)(b)	6,699	234,546
AllianzGI Short Duration High Income (a)(b)	42,791	675,249
AllianzGI U.S. Emerging Growth (a)(b)	13,294	225,064
AllianzGI U.S. Managed Volatility (a)(b)	40,721	561,539
ING Global Real Estate (c)	47,642	826,596
PIMCO CommoditiesPLUS Strategy (a)(b)	22,297	244,600
PIMCO Floating Income (a)(b)	116,607	1,014,481
PIMCO Foreign Bond (U.S. Dollar-Hedged) (a)(b)	77,211	812,255
PIMCO Income (a)(b)	167,813	2,030,541
PIMCO International StocksPLUS AR Strategy (U.S. Dollar-Hedged) (a)(b)	45,108	335,155
PIMCO Mortgage Opportunities (a)(b)	124,744	1,352,229
PIMCO Real Return (a)(b)	321,100	3,557,784
PIMCO Short-Term (a)(b)	206,309	2,023,889
PIMCO Total Return (a)(b)	63,211	673,193
Templeton Frontier Markets (e)	3,965	66,539
Wells Fargo Advantage Short-Term High Yield Bond (d)	82,588	677,219

Total Mutual Funds (cost—$19,539,406)		20,264,996

EXCHANGE-TRADED FUNDS—9.0%

PIMCO 1-5 Year U.S. TIPS Index (a) (cost—$2,039,885)	38,513	2,030,020

	Principal Amount (000s)	Value*

Repurchase Agreements—0.7%
State Street Bank and Trust Co., dated 8/30/13, zero coupon, due 9/3/13, proceeds $158,000; collateralized by Fannie Mae, 2.26%, due 12/12/22, valued at $165,600 including accrued interest (cost—$158,000)	$158	$158,000

Total Investments (cost—$21,737,291)—100.0%		22,453,016

Liabilities in excess of other assets—0.0%		(7,818)

Net Assets—100.0%		$22,445,198

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class I share.
(d)	Administrator Class share.
(e)	Advisor Class share.

Glossary:

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Retirement 2020 Fund

August 31, 2013 (unaudited)

	Shares	Value*

MUTUAL FUNDS—89.6%

AllianzGI Behavioral Advantage Large Cap (a)(b)	30,545	$641,436
AllianzGI Emerging Markets Opportunities (a)(b)	27,049	650,265
AllianzGI Global Commodity Equity (a)(b)	27,925	480,861
AllianzGI Global Managed Volatility (a)(b)	30,402	514,706
AllianzGI Income & Growth (a)(b)	104,544	1,285,885
AllianzGI International Small-Cap (a)(b)	20,981	796,639
AllianzGI NFJ Dividend Value (a)(b)	81,947	1,187,409
AllianzGI NFJ Global Dividend Value (a)(b)	59,557	1,186,382
AllianzGI NFJ International Value (a)(b)	22,588	479,999
AllianzGI NFJ Mid-Cap Value (a)(b)	38,778	861,637
AllianzGI NFJ Small-Cap Value (a)(b)	3,734	130,733
AllianzGI Short Duration High Income (a)(b)	61,344	968,015
AllianzGI U.S. Emerging Growth (a)(b)	28,112	475,942
AllianzGI U.S. Managed Volatility (a)(b)	69,853	963,274
ING Global Real Estate (c)	68,788	1,193,478
PIMCO CommoditiesPLUS Strategy (a)(b)	58,256	639,064
PIMCO Floating Income (a)(b)	204,151	1,776,113
PIMCO Foreign Bond (U.S. Dollar-Hedged) (a)(b)	67,470	709,785
PIMCO Income (a)(b)	240,617	2,911,466
PIMCO International StocksPLUS AR Strategy (U.S. Dollar-Hedged) (a)(b)	64,362	478,206
PIMCO Mortgage Opportunities (a)(b)	178,883	1,939,090
PIMCO Real Return (a)(b)	457,760	5,071,986
PIMCO Short-Term (a)(b)	180,801	1,773,653
PIMCO Total Return (a)(b)	60,564	645,008
Templeton Frontier Markets (e)	5,768	96,793
Wells Fargo Advantage Short-Term High Yield Bond (d)	118,319	970,219

Total Mutual Funds (cost—$28,495,898)		28,828,044

EXCHANGE-TRADED FUNDS—9.7%

iShares U.S. Real Estate Index	2,519	156,782
PIMCO 1-5 Year U.S. TIPS Index (a)	56,379	2,971,737

Total Exchange-Traded Funds (cost—$3,150,165)		3,128,519

	Principal Amount (000s)	Value*

Repurchase Agreements—0.4%
State Street Bank and Trust Co., dated 8/30/13, zero coupon, due 9/3/13, proceeds $137,000; collateralized by Fannie Mae, 2.26%, due 12/12/22, valued at $142,600 including accrued interest (cost—$137,000)	$137	$137,000

Total Investments (cost—$31,783,063)—99.7%		32,093,563

Other assets less liabilities—0.3%		102,416

Net Assets—100.0%		$32,195,979

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class I share.
(d)	Administrator Class share.
(e)	Advisor Class share.

Glossary:

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Retirement 2025 Fund

August 31, 2013 (unaudited)

	Shares	Value*

MUTUAL FUNDS—92.3%

AllianzGI Behavioral Advantage Large Cap (a)(b)	51,757	$1,086,887
AllianzGI Emerging Markets Opportunities (a)(b)	32,067	770,888
AllianzGI Global Commodity Equity (a)(b)	36,019	620,254
AllianzGI Global Managed Volatility (a)(b)	40,190	680,414
AllianzGI Income & Growth (a)(b)	101,327	1,246,325
AllianzGI International Small-Cap (a)(b)	22,111	839,566
AllianzGI NFJ Dividend Value (a)(b)	78,847	1,142,493
AllianzGI NFJ Global Dividend Value (a)(b)	64,871	1,292,230
AllianzGI NFJ International Value (a)(b)	33,367	709,053
AllianzGI NFJ Mid-Cap Value (a)(b)	48,495	1,077,551
AllianzGI Short Duration High Income (a)(b)	60,402	953,148
AllianzGI U.S. Emerging Growth (a)(b)	27,199	460,478
AllianzGI U.S. Managed Volatility (a)(b)	67,732	934,023
ING Global Real Estate (c)	64,159	1,113,155
PIMCO CommoditiesPLUS Strategy (a)(b)	71,693	786,467
PIMCO Floating Income (a)(b)	197,489	1,718,155
PIMCO Foreign Bond (U.S. Dollar-Hedged) (a)(b)	45,114	474,594
PIMCO Income (a)(b)	196,137	2,373,258
PIMCO International StocksPLUS AR Strategy (U.S. Dollar-Hedged) (a)(b)	61,289	455,378
PIMCO Mortgage Opportunities (a)(b)	176,909	1,917,697
PIMCO Real Return (a)(b)	457,080	5,064,445
PIMCO Short-Term (a)(b)	159,817	1,567,806
PIMCO Total Return (a)(b)	44,534	474,285
Templeton Frontier Markets (e)	9,203	154,418
Wells Fargo Advantage Short-Term High Yield Bond (d)	116,264	953,367

Total Mutual Funds (cost—$29,073,132)		28,866,335

EXCHANGE-TRADED FUNDS—7.1%

iShares U.S. Real Estate Index	4,844	301,490
PIMCO 1-5 Year U.S. TIPS Index (a)	36,111	1,903,411

Total Exchange-Traded Funds (cost—$2,226,532)		2,204,901

	Principal Amount (000s)	Value*

Repurchase Agreements—0.6%
State Street Bank and Trust Co., dated 8/30/13, zero coupon, due 9/3/13, proceeds $196,000; collateralized by Fannie Mae, 2.26%, due 12/12/22, valued at $202,400 including accrued interest (cost—$196,000)	$196	$196,000

Total Investments (cost—$31,495,664)—100.0%		31,267,236

Other assets less liabilities—0.0%		13,911

Net Assets—100.0%		$31,281,147

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class I share.
(d)	Administrator Class share.
(e)	Advisor Class share.

Glossary:

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Retirement 2030 Fund

August 31, 2013 (unaudited)

	Shares	Value*

MUTUAL FUNDS—95.1%

AllianzGI Behavioral Advantage Large Cap (a)(b)	61,820	$1,298,221
AllianzGI Disciplined Equity (a)(b)	40,903	744,840
AllianzGI Emerging Markets Opportunities (a)(b)	55,211	1,327,275
AllianzGI Global Commodity Equity (a)(b)	43,352	746,523
AllianzGI Global Managed Volatility (a)(b)	50,726	858,792
AllianzGI Income & Growth (a)(b)	137,117	1,686,543
AllianzGI International Managed Volatility (a)(b)	27,775	371,356
AllianzGI International Small-Cap (a)(b)	33,586	1,275,254
AllianzGI NFJ Dividend Value (a)(b)	102,840	1,490,151
AllianzGI NFJ Global Dividend Value (a)(b)	93,385	1,860,232
AllianzGI NFJ International Value (a)(b)	87,085	1,850,556
AllianzGI NFJ Mid-Cap Value (a)(b)	61,945	1,376,420
AllianzGI NFJ Small-Cap Value (a)(b)	8,161	285,717
AllianzGI Short Duration High Income (a)(b)	71,839	1,133,627
AllianzGI U.S. Emerging Growth (a)(b)	32,587	551,695
AllianzGI U.S. Managed Volatility (a)(b)	107,848	1,487,231
ING Global Real Estate (c)	86,281	1,496,977
PIMCO CommoditiesPLUS Strategy (a)(b)	104,524	1,146,628
PIMCO Commodity RealReturn Strategy (a)(b)	33,185	191,808
PIMCO Floating Income (a)(b)	237,953	2,070,188
PIMCO Foreign Bond (U.S. Dollar-Hedged) (a)(b)	36,005	378,768
PIMCO Income (a)(b)	220,158	2,663,906
PIMCO International StocksPLUS AR Strategy (U.S. Dollar-Hedged) (a)(b)	74,388	552,704
PIMCO Mortgage Opportunities (a)(b)	209,996	2,276,352
PIMCO Real Return (a)(b)	271,265	3,005,621
PIMCO Short-Term (a)(b)	173,182	1,698,917
PIMCO Total Return (a)(b)	35,640	379,564
Templeton Frontier Markets (e)	10,881	182,580
Wells Fargo Advantage Short-Term High Yield Bond (d)	138,381	1,134,727

Total Mutual Funds (cost—$34,449,934)		35,523,173

EXCHANGE-TRADED FUNDS—4.6%

iShares U.S. Real Estate Index	5,915	368,150
PIMCO 1-5 Year U.S. TIPS Index (a)	25,754	1,357,493

Total Exchange-Traded Funds (cost—$1,745,969)		1,725,643

	Principal Amount (000s)	Value*

Repurchase Agreements—0.7%
State Street Bank and Trust Co., dated 8/30/13, zero coupon, due 9/3/13, proceeds $270,000; collateralized by Fannie Mae, 2.26%, due 12/12/22, valued at $276,000 including accrued interest (cost—$270,000)	$270	$270,000

Total Investments (cost—$36,465,903)—100.4%		37,518,816

Liabilities in excess of other assets—(0.4)%		(161,223)

Net Assets—100.0%		$37,357,593

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class I share.
(d)	Administrator Class share.
(e)	Advisor Class share.

Glossary:

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Retirement 2035 Fund

August 31, 2013 (unaudited)

	Shares	Value*

MUTUAL FUNDS—94.3%

AllianzGI Behavioral Advantage Large Cap (a)(b)	52,653	$1,105,709
AllianzGI Disciplined Equity (a)(b)	35,392	644,490
AllianzGI Emerging Markets Opportunities (a)(b)	43,509	1,045,953
AllianzGI Global Commodity Equity (a)(b)	29,892	514,739
AllianzGI Global Managed Volatility (a)(b)	38,176	646,319
AllianzGI Income & Growth (a)(b)	99,324	1,221,682
AllianzGI International Managed Volatility (a)(b)	28,902	386,414
AllianzGI International Small-Cap (a)(b)	31,216	1,185,273
AllianzGI NFJ Dividend Value (a)(b)	88,826	1,287,088
AllianzGI NFJ Global Dividend Value (a)(b)	70,780	1,409,933
AllianzGI NFJ International Value (a)(b)	72,049	1,531,044
AllianzGI NFJ Mid-Cap Value (a)(b)	57,587	1,279,584
AllianzGI Short Duration High Income (a)(b)	54,039	852,737
AllianzGI U.S. Emerging Growth (a)(b)	30,174	510,840
AllianzGI U.S. Managed Volatility (a)(b)	80,314	1,107,528
ING Global Real Estate (c)	63,394	1,099,892
PIMCO CommoditiesPLUS Strategy (a)(b)	84,007	921,557
PIMCO Commodity RealReturn Strategy (a)(b)	45,505	263,020
PIMCO Floating Income (a)(b)	165,243	1,437,613
PIMCO Income (a)(b)	143,954	1,741,839
PIMCO International StocksPLUS AR Strategy (U.S. Dollar-Hedged) (a)(b)	51,239	380,704
PIMCO Mortgage Opportunities (a)(b)	121,439	1,316,403
PIMCO Real Return (a)(b)	70,117	776,896
PIMCO Short-Term (a)(b)	66,824	655,546
PIMCO Total Return (a)(b)	24,682	262,867
Templeton Frontier Markets (e)	7,559	126,837
Wells Fargo Advantage Short-Term High Yield Bond (d)	88,191	723,170

Total Mutual Funds (cost—$24,034,162)		24,435,677

EXCHANGE-TRADED FUNDS—5.0%

iShares U.S. Real Estate Index	7,991	497,360
PIMCO 1-5 Year U.S. TIPS Index (a)	15,083	795,025

Total Exchange-Traded Funds (cost—$1,326,365)		1,292,385

	Principal Amount (000s)	Value*

Repurchase Agreements—0.7%
State Street Bank and Trust Co., dated 8/30/13, zero coupon, due 9/3/13, proceeds $184,000; collateralized by Fannie Mae, 2.26%, due 12/12/22, valued at $188,600 including accrued interest (cost—$184,000)	$184	$184,000

Total Investments (cost—$25,544,527)—100.0%		25,912,062

Other assets less liabilities—0.0%		8,665

Net Assets—100.0%		$25,920,727

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class I share.
(d)	Administrator Class share.
(e)	Advisor Class share.

Glossary:

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Retirement 2040 Fund

August 31, 2013 (unaudited)

	Shares	Value*

MUTUAL FUNDS—94.1%

AllianzGI Behavioral Advantage Large Cap (a)(b)	52,749	$1,107,736
AllianzGI Disciplined Equity (a)(b)	47,357	862,378
AllianzGI Emerging Markets Opportunities (a)(b)	47,976	1,153,351
AllianzGI Global Commodity Equity (a)(b)	28,334	487,913
AllianzGI Global Managed Volatility (a)(b)	36,341	615,262
AllianzGI Income & Growth (a)(b)	110,269	1,356,307
AllianzGI International Managed Volatility (a)(b)	46,013	615,190
AllianzGI International Small-Cap (a)(b)	33,469	1,270,835
AllianzGI NFJ Dividend Value (a)(b)	101,815	1,475,297
AllianzGI NFJ Global Dividend Value (a)(b)	67,860	1,351,776
AllianzGI NFJ International Value (a)(b)	73,550	1,562,948
AllianzGI NFJ Mid-Cap Value (a)(b)	46,379	1,030,542
AllianzGI NFJ Small-Cap Value (a)(b)	9,134	319,790
AllianzGI Short Duration High Income (a)(b)	54,720	863,479
AllianzGI U.S. Emerging Growth (a)(b)	31,871	539,569
AllianzGI U.S. Managed Volatility (a)(b)	80,231	1,106,383
ING Global Real Estate (c)	61,001	1,058,368
PIMCO CommoditiesPLUS Strategy (a)(b)	88,342	969,109
PIMCO Commodity RealReturn Strategy (a)(b)	58,642	338,952
PIMCO Floating Income (a)(b)	127,608	1,110,188
PIMCO Income (a)(b)	122,646	1,484,013
PIMCO International StocksPLUS AR Strategy (U.S. Dollar-Hedged) (a)(b)	65,793	488,846
PIMCO Mortgage Opportunities (a)(b)	114,302	1,239,034
Templeton Frontier Markets (e)	7,330	123,002
Wells Fargo Advantage Short-Term High Yield Bond (d)	75,385	618,161

Total Mutual Funds (cost—$21,796,613)		23,148,429

EXCHANGE-TRADED FUNDS—5.2%

iShares U.S. Real Estate Index	8,580	534,019
PIMCO 1-5 Year U.S. TIPS Index (a)	13,933	734,409

Total Exchange-Traded Funds (cost—$1,296,793)		1,268,428

	Principal Amount (000s)	Value*

Repurchase Agreements—0.7%
State Street Bank and Trust Co., dated 8/30/13, zero coupon, due 9/3/13, proceeds $172,000; collateralized by Fannie Mae, 2.26%, due 12/12/22, valued at $179,400 including accrued interest (cost—$172,000)	$172	$172,000

Total Investments (cost—$23,265,406)—100.0%		24,588,857

Liabilities in excess of other assets—0.0%		(360)

Net Assets—100.0%		$24,588,497

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class I share.
(d)	Administrator Class share.
(e)	Advisor Class share.

Glossary:

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Retirement 2045 Fund

August 31, 2013 (unaudited)

	Shares	Value*

MUTUAL FUNDS—96.8%

AllianzGI Behavioral Advantage Large Cap (a)(b)	29,387	$617,125
AllianzGI Disciplined Equity (a)(b)	21,600	393,339
AllianzGI Emerging Markets Opportunities (a)(b)	21,725	522,262
AllianzGI Global Commodity Equity (a)(b)	13,644	234,948
AllianzGI Global Managed Volatility (a)(b)	19,803	335,259
AllianzGI Income & Growth (a)(b)	50,642	622,892
AllianzGI International Managed Volatility (a)(b)	23,120	309,112
AllianzGI International Small-Cap (a)(b)	18,224	691,955
AllianzGI NFJ Dividend Value (a)(b)	46,199	669,421
AllianzGI NFJ Global Dividend Value (a)(b)	33,372	664,768
AllianzGI NFJ International Value (a)(b)	34,667	736,667
AllianzGI NFJ Mid-Cap Value (a)(b)	27,707	615,643
AllianzGI Short Duration High Income (a)(b)	25,409	400,954
AllianzGI U.S. Emerging Growth (a)(b)	16,639	281,700
AllianzGI U.S. Managed Volatility (a)(b)	40,789	562,478
ING Global Real Estate (c)	27,729	481,104
PIMCO CommoditiesPLUS Strategy (a)(b)	44,654	489,856
PIMCO Commodity RealReturn Strategy (a)(b)	30,161	174,330
PIMCO Floating Income (a)(b)	58,746	511,092
PIMCO Income (a)(b)	42,501	514,267
PIMCO International StocksPLUS AR Strategy (U.S. Dollar-Hedged) (a)(b)	29,676	220,489
PIMCO Mortgage Opportunities (a)(b)	47,664	516,675
Templeton Frontier Markets (e)	3,293	55,261
Wells Fargo Advantage Short-Term High Yield Bond (d)	34,976	286,802

Total Mutual Funds (cost—$10,340,216)		10,908,399

EXCHANGE-TRADED FUNDS—2.1%

iShares U.S. Real Estate Index (cost—$245,894)	3,790	235,890

	Principal Amount (000s)	Value*

Repurchase Agreements—1.0%
State Street Bank and Trust Co., dated 8/30/13, zero coupon, due 9/3/13, proceeds $109,000; collateralized by Fannie Mae, 2.26%, due 12/12/22, valued at $115,000 including accrued interest (cost—$109,000)	$109	$109,000

Total Investments (cost—$10,695,110)—99.9%		11,253,289

Other assets less liabilities—0.1%		15,434

Net Assets—100.0%		$11,268,723

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class I share.
(d)	Administrator Class share.
(e)	Advisor Class share.

Schedule of Investments

AllianzGI Retirement 2050 Fund

August 31, 2013 (unaudited)

	Shares	Value*

MUTUAL FUNDS—96.6%

AllianzGI Behavioral Advantage Large Cap (a)(b)	30,223	$634,677
AllianzGI Disciplined Equity (a)(b)	25,388	462,309
AllianzGI Emerging Markets Opportunities (a)(b)	25,325	608,809
AllianzGI Global Commodity Equity (a)(b)	14,914	256,825
AllianzGI Global Managed Volatility (a)(b)	20,367	344,816
AllianzGI Income & Growth (a)(b)	56,819	698,872
AllianzGI International Managed Volatility (a)(b)	25,648	342,911
AllianzGI International Small-Cap (a)(b)	19,320	733,576
AllianzGI NFJ Dividend Value (a)(b)	51,729	749,553
AllianzGI NFJ Global Dividend Value (a)(b)	34,644	690,116
AllianzGI NFJ International Value (a)(b)	37,614	799,295
AllianzGI NFJ Mid-Cap Value (a)(b)	15,540	345,308
AllianzGI NFJ Small-Cap Value (a)(b)	9,943	348,091
AllianzGI Short Duration High Income (a)(b)	18,559	292,855
AllianzGI U.S. Emerging Growth (a)(b)	20,532	347,602
AllianzGI U.S. Managed Volatility (a)(b)	46,042	634,923
ING Global Real Estate (c)	28,634	496,796
PIMCO CommoditiesPLUS Strategy (a)(b)	44,889	492,432
PIMCO Commodity RealReturn Strategy (a)(b)	30,534	176,485
PIMCO Floating Income (a)(b)	60,201	523,752
PIMCO Income (a)(b)	38,902	470,710
PIMCO International StocksPLUS AR Strategy (U.S. Dollar-Hedged) (a)(b)	30,838	229,123
PIMCO Mortgage Opportunities (a)(b)	43,390	470,352
Templeton Frontier Markets (d)	3,359	56,369

Total Mutual Funds (cost—$9,967,598)		11,206,557

	Shares	Value*

EXCHANGE-TRADED FUNDS—2.3%

iShares U.S. Real Estate Index (cost—$276,765)	4,333	$269,686

Total Investments (cost—$10,244,363)—98.9%		11,476,243

Other assets less liabilities—1.1%		126,906

Net Assets—100.0%		$11,603,149

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class I share.
(d)	Advisor Class share.

Schedule of Investments

AllianzGI Retirement 2055 Fund

August 31, 2013 (unaudited)

	Shares	Value*

MUTUAL FUNDS—97.0%

AllianzGI Behavioral Advantage Large Cap (a)(b)	11,281	$236,899
AllianzGI Disciplined Equity (a)(b)	9,584	174,531
AllianzGI Emerging Markets Opportunities (a)(b)	9,517	228,794
AllianzGI Global Commodity Equity (a)(b)	5,638	97,090
AllianzGI Global Managed Volatility (a)(b)	7,614	128,912
AllianzGI Income & Growth (a)(b)	21,528	264,797
AllianzGI International Managed Volatility (a)(b)	9,728	130,062
AllianzGI International Small-Cap (a)(b)	7,336	278,543
AllianzGI NFJ Dividend Value (a)(b)	19,661	284,883
AllianzGI NFJ Global Dividend Value (a)(b)	13,155	262,049
AllianzGI NFJ International Value (a)(b)	14,378	305,541
AllianzGI NFJ Mid-Cap Value (a)(b)	11,856	263,435
AllianzGI Short Duration High Income (a)(b)	7,112	112,220
AllianzGI U.S. Emerging Growth (a)(b)	7,840	132,739
AllianzGI U.S. Managed Volatility (a)(b)	17,141	236,379
ING Global Real Estate (c)	10,733	186,225
PIMCO CommoditiesPLUS Strategy (a)(b)	17,817	195,451
PIMCO Commodity RealReturn Strategy (a)(b)	12,022	69,486
PIMCO Floating Income (a)(b)	23,057	200,596
PIMCO Income (a)(b)	14,733	178,275
PIMCO International StocksPLUS AR Strategy (U.S. Dollar-Hedged) (a)(b)	11,595	86,153
PIMCO Mortgage Opportunities (a)(b)	16,591	179,842
Templeton Frontier Markets (d)	1,299	21,803

Total Mutual Funds (cost—$3,832,473)		4,254,705

	Shares	Value*

EXCHANGE-TRADED FUNDS—2.2%

iShares U.S. Real Estate Index (cost—$100,429)	1,596	$99,335

Total Investments (cost—$3,932,902)— 99.2%		4,354,040

Other assets less liabilities—0.8%		32,919

Net Assets—100.0%		$4,386,959

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class I share.
(d)	Advisor Class share.

Schedule of Investments

AllianzGI Retirement Income Fund

August 31, 2013 (unaudited)

	Shares	Value*

MUTUAL FUNDS—89.6%

AllianzGI Behavioral Advantage Large Cap (a)(b)	13,170	$276,579
AllianzGI Emerging Markets Opportunities (a)(b)	23,407	562,715
AllianzGI Global Commodity Equity (a)(b)	16,078	276,857
AllianzGI Global Managed Volatility (a)(b)	24,630	416,982
AllianzGI Income & Growth (a)(b)	90,618	1,114,599
AllianzGI International Small-Cap (a)(b)	14,357	545,139
AllianzGI NFJ Dividend Value (a)(b)	66,932	969,841
AllianzGI NFJ Global Dividend Value (a)(b)	38,883	774,542
AllianzGI NFJ International Value (a)(b)	12,921	274,566
AllianzGI NFJ Mid-Cap Value (a)(b)	11,551	256,660
AllianzGI NFJ Small-Cap Value (a)(b)	8,355	292,525
AllianzGI Short Duration High Income (a)(b)	53,444	843,351
AllianzGI U.S. Emerging Growth (a)(b)	16,138	273,212
AllianzGI U.S. Managed Volatility (a)(b)	50,313	693,815
ING Global Real Estate (c)	50,966	884,264
PIMCO CommoditiesPLUS Strategy (a)(b)	25,636	281,232
PIMCO Floating Income (a)(b)	80,557	700,844
PIMCO Foreign Bond (U.S. Dollar-Hedged) (a)(b)	132,999	1,399,145
PIMCO Income (a)(b)	231,623	2,802,639
PIMCO International StocksPLUS AR Strategy (U.S. Dollar-Hedged) (a)(b)	55,295	410,840
PIMCO Mortgage Opportunities (a)(b)	181,011	1,962,159
PIMCO Real Return (a)(b)	396,720	4,395,655
PIMCO Short-Term (a)(b)	284,801	2,793,897
PIMCO Total Return (a)(b)	78,702	838,176
Templeton Frontier Markets (e)	4,891	82,065
Wells Fargo Advantage Short-Term High Yield Bond (d)	102,408	839,744

Total Mutual Funds (cost—$24,032,331)		24,962,043

EXCHANGE-TRADED FUNDS—9.8%

PIMCO 1-5 Year U.S. TIPS Index (a) (cost-$2,744,722)	51,825	2,731,696

	Principal Amount (000s)	Value*

Repurchase Agreements—0.7%
State Street Bank and Trust Co., dated 8/30/13, zero coupon, due 9/3/13, proceeds $195,000; collateralized by Fannie Mae, 2.22%, due 12/27/22, valued at $202,950 including accrued interest (cost-$195,000)	$195	$195,000

Total Investments (cost—$26,972,053)—100.1%		27,888,739

Liabilities in excess of other assets—(0.1)%		(21,704)

Net Assets—100.0%		$27,867,035

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class I share.
(d)	Administrator Class share.
(e)	Advisor Class share.

Glossary:

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Global Allocation Fund

August 31, 2013 (unaudited)

	Shares	Value*

MUTUAL FUNDS—99.9%

AllianzGI Behavioral Advantage Large Cap (a)(b)	329,918	$6,928,283
AllianzGI Disciplined Equity (a)(b)	220,081	4,007,680
AllianzGI Emerging Markets Opportunities (a)(b)	374,347	8,999,313
AllianzGI Global Commodity Equity (a)(b)	233,871	4,027,255
AllianzGI Global Managed Volatility (a)(b)	412,609	6,985,469
AllianzGI Income & Growth (a)(b)	495,866	6,099,148
AllianzGI International Managed Volatility (a)(b)	445,568	5,957,245
AllianzGI International Small-Cap (a)(b)	259,593	9,856,764
AllianzGI NFJ Dividend Value (a)(b)	550,749	7,980,357
AllianzGI NFJ Global Dividend Value (a)(b)	550,642	10,968,790
AllianzGI NFJ International Value (a)(b)	795,180	16,897,570
AllianzGI NFJ Mid-Cap Value (a)(b)	4	90
AllianzGI NFJ Small-Cap Value (a)(b)	223,630	7,829,269
AllianzGI Short Duration High Income (a)(b)	383,686	6,054,570
AllianzGI U.S. Emerging Growth (a)(b)	292,054	4,944,474
AllianzGI U.S. Managed Volatility (a)(b)	443,028	6,109,358
ING Global Real Estate (c)	342,197	5,937,111
PIMCO CommoditiesPLUS Strategy (a)(b)	272,243	2,986,501
PIMCO Floating Income (a)(b)	929,186	8,083,914
PIMCO Foreign Bond (U.S. Dollar-Hedged) (a)(b)	582,985	6,133,003
PIMCO Income (a)(b)	1,679,479	20,321,694
PIMCO International StocksPLUS AR Strategy (U.S. Dollar-Hedged) (a)(b)	1,326,706	9,857,423
PIMCO Mortgage Opportunities (a)(b)	1,131,242	12,262,660
PIMCO Short-Term (a)(b)	827,683	8,119,566
PIMCO Total Return (a)(b)	571,948	6,091,241
Templeton Frontier Markets (e)	58,350	979,110
Wells Fargo Advantage Short-Term High Yield Bond (d)	739,402	6,063,095

Total Mutual Funds (cost—$178,116,354)		200,480,953

	Principal Amount (000s)	Value*

Repurchase Agreements—0.3%
State Street Bank and Trust Co., dated 8/30/13, zero coupon, due 9/3/13, proceeds $675,000; collateralized by Fannie Mae, 2.26%, due 12/12/22, valued at $690,000 including accrued interest (cost-$675,000)	$675	$675,000

Total Investments (cost—$178,791,354)—100.2%		201,155,953

Liabilities in excess of other assets—(0.2)%		(501,513)

Net Assets—100.0%		$200,654,440

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class I share.
(d)	Administrator Class share.
(e)	Advisor Class share.

Schedule of Investments

AllianzGI Global Growth Allocation Fund

August 31, 2013 (unaudited)

	Shares	Value*

MUTUAL FUNDS—98.1%

AllianzGI Behavioral Advantage Large Cap (a)(b)	32,606	$684,727
AllianzGI Disciplined Equity (a)(b)	14,136	257,418
AllianzGI Emerging Markets Opportunities (a)(b)	18,103	435,206
AllianzGI Global Commodity Equity (a)(b)	14,926	257,024
AllianzGI Global Managed Volatility (a)(b)	20,332	344,213
AllianzGI Income & Growth (a)(b)	17,585	216,292
AllianzGI International Managed Volatility (a)(b)	25,653	342,982
AllianzGI International Small-Cap (a)(b)	8,845	335,843
AllianzGI NFJ Dividend Value (a)(b)	11,827	171,366
AllianzGI NFJ Emerging Markets Value (a)(b)	24,468	343,533
AllianzGI NFJ Global Dividend Value (a)(b)	17,135	341,339
AllianzGI NFJ International Small Cap Value (a)(b)	17,727	339,999
AllianzGI NFJ International Value (a)(b)	23,983	509,642
AllianzGI NFJ Large Cap Value (a)(b)	9,496	170,835
AllianzGI NFJ Mid-Cap Value (a)(b)	885	19,671
AllianzGI NFJ Small-Cap Value (a)(b)	14,008	490,429
AllianzGI Short Duration High Income (a)(b)	13,836	218,329
AllianzGI U.S. Managed Volatility (a)(b)	43,518	600,117
AllianzGI Ultra Micro Cap (a)(b)	14,413	299,359
ING Global Real Estate (c)	21,217	368,111
PIMCO CommoditiesPLUS Strategy (a)(b)	23,964	262,887
PIMCO Income (a)(b)	21,778	263,519
PIMCO International StocksPLUS AR Strategy (U.S. Dollar-Hedged) (a)(b)	68,227	506,927
PIMCO Mortgage Opportunities (a)(b)	16,168	175,256
PIMCO Short-Term (a)(b)	20,467	200,782
Templeton Frontier Markets (d)	15,098	253,342

Total Mutual Funds (cost—$7,484,974)		8,409,148

	Shares	Value*

EXCHANGE-TRADED FUNDS—1.2%

iShares U.S. Real Estate Index (cost—$100,886)	1,660	$103,318

Total Investments (cost—$7,585,860) —99.3%		8,512,466

Other assets less liabilities—0.7%		58,427

Net Assets—100.0%		$8,570,893

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class I share.
(d)	Advisor Class share.

Schedule of Investments

AllianzGI Behavioral Advantage Large Cap Fund

August 31, 2013 (unaudited)

	Shares	Value*

COMMON STOCK—99.4%

Aerospace & Defense—4.2%
Alliant Techsystems, Inc.	300	$29,028
Boeing Co.	4,700	488,424
Exelis, Inc.	1,900	27,949
General Dynamics Corp.	1,400	116,550
Hexcel Corp. (a)	700	24,899
Honeywell International, Inc.	3,800	302,366
L-3 Communications Holdings, Inc.	650	58,714
Lockheed Martin Corp.	2,450	299,929
Northrop Grumman Corp.	950	87,656
Raytheon Co.	900	67,869
Rockwell Collins, Inc.	750	53,078
United Technologies Corp.	2,900	290,290

		1,846,752

Air Freight & Logistics—1.0%
Expeditors International of Washington, Inc.	700	28,392
FedEx Corp.	500	53,680
United Parcel Service, Inc., Class B	4,300	367,994

		450,066

Airlines—1.0%
Alaska Air Group, Inc.	600	33,972
Allegiant Travel Co.	200	18,902
Delta Air Lines, Inc.	11,850	233,801
Southwest Airlines Co.	5,700	73,017
Spirit Airlines, Inc. (a)	800	24,936
United Continental Holdings, Inc. (a)	2,300	65,458

		450,086

Auto Components—0.5%
Delphi Automotive PLC	1,000	55,020
Gentex Corp.	1,000	22,530
Goodyear Tire & Rubber Co. (a)	1,000	20,120
Johnson Controls, Inc.	1,100	44,583
Lear Corp.	1,000	68,750
TRW Automotive Holdings Corp. (a)	300	20,721

		231,724

Automobiles—0.4%
Ford Motor Co.	1,100	17,809
General Motors Co. (a)	3,500	119,280
Harley-Davidson, Inc.	600	35,988
Thor Industries, Inc.	400	20,492

		193,569

Beverages—1.3%
Brown-Forman Corp., Class B	500	33,495
Coca-Cola Co.	3,100	118,358
Coca-Cola Enterprises, Inc.	800	29,920
Molson Coors Brewing Co., Class B	1,100	53,669
Monster Beverage Corp. (a)	600	34,434
PepsiCo, Inc.	3,750	298,988

		568,864

Biotechnology—3.7%
Alexion Pharmaceuticals, Inc. (a)	300	32,328
Amgen, Inc.	3,050	332,267
Biogen Idec, Inc. (a)	1,000	213,020
Celgene Corp. (a)	3,250	454,935
Gilead Sciences, Inc. (a)	7,000	421,890
Pharmacyclics, Inc. (a)	200	22,300
Quintiles Transnational Holdings, Inc.	700	30,282
Regeneron Pharmaceuticals, Inc. (a)	200	48,462
United Therapeutics Corp. (a)	300	21,273
Vertex Pharmaceuticals, Inc. (a)	600	45,090

		1,621,847

	Shares	Value*

Building Products—0.1%
AO Smith Corp.	400	$16,820
Masco Corp.	1,100	20,812

		37,632

Capital Markets—2.8%
Affiliated Managers Group, Inc. (a)	300	52,296
Ameriprise Financial, Inc.	350	30,152
Bank of New York Mellon Corp.	4,100	121,934
BlackRock, Inc.	500	130,160
Charles Schwab Corp.	4,900	102,312
Financial Engines, Inc.	400	21,380
Franklin Resources, Inc.	2,650	122,324
Goldman Sachs Group, Inc.	1,100	167,343
Morgan Stanley	1,300	33,488
Northern Trust Corp.	800	43,896
SEI Investments Co.	1,350	40,176
State Street Corp.	2,200	146,784
T Rowe Price Group, Inc.	900	63,126
TD Ameritrade Holding Corp.	3,500	89,845
Waddell & Reed Financial, Inc., Class A	1,300	61,906

		1,227,122

Chemicals—1.8%
Dow Chemical Co.	2,500	93,500
EI du Pont de Nemours & Co.	2,800	158,536
International Flavors & Fragrances, Inc.	300	23,703
LyondellBasell Industries NV, Class A	1,700	119,255
Monsanto Co.	450	44,051
NewMarket Corp.	100	27,418
PPG Industries, Inc.	1,183	184,796
Praxair, Inc.	550	64,570
RPM International, Inc.	700	23,786
Sherwin-Williams Co.	100	17,240
Sigma-Aldrich Corp.	600	49,482

		806,337

Commercial Banks—2.3%
East West Bancorp, Inc.	1,300	37,999
Fifth Third Bancorp	2,600	47,554
KeyCorp	3,500	40,845
Regions Financial Corp.	3,600	33,840
U.S. Bancorp	2,350	84,905
Wells Fargo & Co.	18,300	751,764

		996,907

Commercial Services & Supplies—0.4%
Cintas Corp.	600	28,656
Copart, Inc. (a)	700	22,239
Republic Services, Inc.	700	22,757
Rollins, Inc.	1,000	24,750
Stericycle, Inc. (a)	300	33,768
Waste Management, Inc.	1,300	52,572

		184,742

Communications Equipment—0.9%
Brocade Communications Systems, Inc. (a)	4,100	30,340
Cisco Systems, Inc.	9,250	215,618
Harris Corp.	800	45,304
Motorola Solutions, Inc.	900	50,409
QUALCOMM, Inc.	800	53,024

		394,695

Computers & Peripherals—2.0%
Apple, Inc.	250	121,763
EMC Corp.	4,200	108,276
Hewlett-Packard Co.	21,500	480,310
NetApp, Inc.	1,100	45,694
Western Digital Corp.	1,850	114,700

		870,743

Construction & Engineering—0.1%
Fluor Corp.	500	31,715

Schedule of Investments

AllianzGI Behavioral Advantage Large Cap Fund

August 31, 2013 (unaudited) (continued)

	Shares	Value*

Consumer Finance—1.5%
American Express Co.	5,950	$427,864
Capital One Financial Corp.	1,200	77,460
Credit Acceptance Corp. (a)	200	21,510
Discover Financial Services	2,350	111,038
SLM Corp.	1,200	28,788

		666,660

Containers & Packaging—0.5%
Avery Dennison Corp.	600	25,656
Bemis Co., Inc.	500	19,895
Berry Plastics Group, Inc. (a)	1,600	36,816
Packaging Corp. of America	900	47,736
Sealed Air Corp.	1,800	51,120
Silgan Holdings, Inc.	400	18,872
Sonoco Products Co.	800	29,784

		229,879

Distributors—0.1%
Genuine Parts Co.	450	34,655

Diversified Consumer Services—0.3%
H&R Block, Inc.	4,350	121,409
Service Corp. International	1,100	19,888

		141,297

Diversified Financial Services—4.5%
Bank of America Corp.	21,700	306,404
Berkshire Hathaway, Inc., Class B (a)	1,300	144,586
CBOE Holdings, Inc.	1,400	64,246
Citigroup, Inc.	6,500	314,145
ING US, Inc.	1,100	31,680
JPMorgan Chase & Co.	11,700	591,201
MarketAxess Holdings, Inc.	500	25,380
McGraw Hill Financial, Inc.	4,400	256,828
Moody’s Corp.	4,250	270,130

		2,004,600

Diversified Telecommunication Services—2.4%
AT&T, Inc.	14,350	485,460
Verizon Communications, Inc.	12,350	585,143

		1,070,603

Electric Utilities—0.4%
Edison International	3,100	142,259
OGE Energy Corp.	1,400	49,294

		191,553

Electrical Equipment—0.9%
AMETEK, Inc.	950	40,774
Babcock & Wilcox Co.	1,000	30,990
Emerson Electric Co.	2,750	166,018
EnerSys, Inc.	400	20,512
Hubbell, Inc., Class B	250	25,340
Rockwell Automation, Inc.	1,000	97,230

		380,864

Electronic Equipment, Instruments & Components—0.4%
Amphenol Corp., Class A	550	41,674
Avnet, Inc. (a)	1,300	50,128
Corning, Inc.	3,000	42,120
FLIR Systems, Inc.	1,100	34,408

		168,330

Energy Equipment & Services—0.9%
Halliburton Co.	1,800	86,400
Oceaneering International, Inc.	450	34,911
Schlumberger Ltd.	3,300	267,102

		388,413

Food & Staples Retailing—3.2%
Costco Wholesale Corp.	2,000	223,740
CVS Caremark Corp.	2,000	116,100
Kroger Co.	6,600	241,560

	Shares	Value*

Safeway, Inc.	4,300	$111,370
Wal-Mart Stores, Inc.	9,300	678,714
Whole Foods Market, Inc.	800	42,200

		1,413,684

Food Products—2.3%
Archer-Daniels-Midland Co.	2,200	77,462
Campbell Soup Co.	1,400	60,452
Dean Foods Co. (a)	2,350	45,026
Flowers Foods, Inc.	1,050	21,830
General Mills, Inc.	1,900	93,708
Green Mountain Coffee Roasters, Inc. (a)	400	34,524
Hershey Co.	1,100	101,145
Hillshire Brands Co.	1,700	54,927
Hormel Foods Corp.	1,350	55,930
JM Smucker Co.	200	21,228
Kellogg Co.	900	54,639
Kraft Foods Group, Inc.	1,300	67,301
McCormick & Co., Inc.	300	20,295
Mead Johnson Nutrition Co.	1,050	78,781
Mondelez International, Inc., Class A	3,900	119,613
Pinnacle Foods, Inc.	1,100	29,810
Tyson Foods, Inc., Class A	3,500	101,325

		1,037,996

Gas Utilities—0.1%
National Fuel Gas Co.	300	19,584
UGI Corp.	700	27,440

		47,024

Health Care Equipment & Supplies—2.8%
Abbott Laboratories	9,350	311,635
Baxter International, Inc.	1,250	86,950
Becton Dickinson and Co.	800	77,904
Boston Scientific Corp. (a)	11,500	121,670
Cooper Cos., Inc.	200	26,122
Covidien PLC	1,750	103,950
CR Bard, Inc.	300	34,461
IDEXX Laboratories, Inc. (a)	200	18,764
Medtronic, Inc.	3,300	170,775
St. Jude Medical, Inc.	1,200	60,492
Stryker Corp.	1,650	110,368
Varian Medical Systems, Inc. (a)	650	45,793
West Pharmaceutical Services, Inc.	300	22,185
Zimmer Holdings, Inc.	700	55,363

		1,246,432

Health Care Providers & Services—2.0%
AmerisourceBergen Corp.	3,100	176,452
Cardinal Health, Inc.	2,900	145,812
Express Scripts Holding Co. (a)	2,000	127,760
HCA Holdings, Inc.	2,250	85,927
Henry Schein, Inc. (a)	450	45,473
McKesson Corp.	1,500	182,115
Omnicare, Inc.	700	38,059
UnitedHealth Group, Inc.	500	35,870
WellPoint, Inc.	800	68,112

		905,580

Health Care Technology—0.3%
Cerner Corp. (a)	1,600	73,696
Medidata Solutions, Inc. (a)	600	53,664

		127,360

Hotels, Restaurants & Leisure—2.6%
Bloomin’ Brands, Inc. (a)	1,100	24,750
Brinker International, Inc.	600	23,994
Chipotle Mexican Grill, Inc. (a)	200	81,634
Cracker Barrel Old Country Store, Inc.	300	29,526
Domino’s Pizza, Inc.	950	58,368
International Game Technology	1,300	24,557
Las Vegas Sands Corp.	2,000	112,700
Marriott International, Inc., Class A	1,250	49,988
McDonald’s Corp.	1,290	121,724
Starbucks Corp.	5,800	409,016
Starwood Hotels & Resorts Worldwide, Inc.	600	38,364

Schedule of Investments

AllianzGI Behavioral Advantage Large Cap Fund

August 31, 2013 (unaudited) (continued)

	Shares	Value*

Wynn Resorts Ltd.	200	$28,208
Yum! Brands, Inc.	1,900	133,038

		1,135,867

Household Durables—0.1%
Newell Rubbermaid, Inc.	1,100	27,830
Tupperware Brands Corp.	300	24,231

		52,061

Household Products—2.0%
Clorox Co.	450	37,215
Colgate-Palmolive Co.	5,200	300,404
Energizer Holdings, Inc.	300	29,649
Kimberly-Clark Corp.	1,650	154,242
Procter & Gamble Co.	4,800	373,872

		895,382

Independent Power Producers & Energy Traders—0.2%
AES Corp.	5,600	71,176

Industrial Conglomerates—2.3%
3M Co.	3,300	374,814
Danaher Corp.	2,200	144,144
General Electric Co.	20,750	480,155

		999,113

Insurance—5.1%
ACE Ltd.	700	61,404
Aflac, Inc.	4,200	242,718
Allied World Assurance Co. Holdings AG	200	18,346
Allstate Corp.	2,050	98,236
American Financial Group, Inc.	900	46,377
American International Group, Inc. (a)	5,200	241,592
American National Insurance Co.	300	31,491
Aon PLC	1,100	73,018
Arch Capital Group Ltd. (a)	1,200	63,972
Arthur J Gallagher & Co.	700	28,938
Aspen Insurance Holdings Ltd.	600	21,342
Assurant, Inc.	500	26,520
Axis Capital Holdings Ltd.	700	30,093
Brown & Brown, Inc.	800	24,912
Chubb Corp.	600	49,902
CNA Financial Corp.	1,400	49,392
Erie Indemnity Co., Class A	300	22,128
Everest Re Group Ltd.	300	41,085
Genworth Financial, Inc., Class A (a)	1,700	20,060
Hanover Insurance Group, Inc.	400	21,308
Hartford Financial Services Group, Inc.	2,300	68,080
Marsh & McLennan Cos., Inc.	1,250	51,538
MetLife, Inc.	3,800	175,522
Old Republic International Corp.	2,500	35,500
Principal Financial Group, Inc.	1,200	49,104
Progressive Corp.	3,050	76,463
Prudential Financial, Inc.	4,200	314,496
RenaissanceRe Holdings Ltd.	300	26,220
StanCorp Financial Group, Inc.	400	20,928
Torchmark Corp.	600	41,334
Travelers Cos., Inc.	1,050	83,895
Unum Group	1,400	41,342
XL Group PLC	1,500	44,340

		2,241,596

Internet & Catalog Retail—1.5%
Amazon.com, Inc. (a)	1,400	393,372
HSN, Inc.	500	26,930
Liberty Interactive Corp., Class A (a)	1,100	24,838
priceline.com, Inc. (a)	225	211,169
TripAdvisor, Inc. (a)	400	29,588

		685,897

Internet Software & Services—2.6%
AOL, Inc. (a)	1,300	42,809
CoStar Group, Inc. (a)	200	29,702
Facebook, Inc., Class A (a)	4,400	181,632
Google, Inc., Class A (a)	615	520,843
LinkedIn Corp., Class A (a)	800	192,032

	Shares	Value*

NIC, Inc.	1,300	$28,938
Yahoo!, Inc. (a)	5,400	146,448

		1,142,404

IT Services—4.4%
Accenture PLC, Class A	800	57,800
Alliance Data Systems Corp. (a)	100	19,570
Amdocs Ltd.	550	20,273
Automatic Data Processing, Inc.	1,900	135,204
Booz Allen Hamilton Holding Corp.	1,400	28,322
Broadridge Financial Solutions, Inc.	800	23,808
Cognizant Technology Solutions Corp., Class A (a)	300	21,990
Computer Sciences Corp.	1,300	65,195
DST Systems, Inc.	400	28,548
Euronet Worldwide, Inc. (a)	800	27,480
Fiserv, Inc. (a)	300	28,881
FleetCor Technologies, Inc. (a)	400	41,244
Gartner, Inc. (a)	1,000	57,970
International Business Machines Corp.	3,000	546,810
Jack Henry & Associates, Inc.	700	34,930
Mastercard, Inc., Class A	875	530,320
MAXIMUS, Inc.	500	18,755
NeuStar, Inc., Class A (a)	500	25,270
Paychex, Inc.	1,650	63,822
SAIC, Inc.	2,300	34,661
Syntel, Inc.	500	35,935
Visa, Inc., Class A	500	87,210
Western Union Co.	1,800	31,554

		1,965,552

Leisure Equipment & Products—0.2%
Mattel, Inc.	650	26,325
Polaris Industries, Inc.	400	43,684

		70,009

Life Sciences Tools & Services—0.6%
Agilent Technologies, Inc.	500	23,320
Covance, Inc. (a)	400	32,416
Illumina, Inc. (a)	300	23,352
Mettler-Toledo International, Inc. (a)	250	55,058
Thermo Fisher Scientific, Inc.	800	71,064
Waters Corp. (a)	400	39,540

		244,750

Machinery—1.6%
Cummins, Inc.	400	49,280
Donaldson Co., Inc.	700	24,668
Dover Corp.	600	51,030
Flowserve Corp.	400	22,316
Graco, Inc.	400	27,796
IDEX Corp.	600	35,622
Illinois Tool Works, Inc.	2,100	150,087
Ingersoll-Rand PLC	350	20,699
ITT Corp.	1,500	49,275
Lincoln Electric Holdings, Inc.	500	31,265
Mueller Industries, Inc.	500	26,770
Nordson Corp.	300	19,995
PACCAR, Inc.	1,100	58,971
Pall Corp.	650	44,941
Timken Co.	400	22,424
Toro Co.	500	26,405
Wabtec Corp.	600	35,112

		696,656

Media—3.6%
Cablevision Systems Corp., Class A	4,100	72,693
CBS Corp., Class B	650	33,215
Charter Communications, Inc., Class A (a)	200	24,284
Comcast Corp., Class A	5,600	235,704
DIRECTV (a)	2,050	119,269
DISH Network Corp., Class A	1,100	49,456
Gannett Co., Inc.	1,000	24,090
Liberty Media Corp., Class A (a)	300	40,944
Live Nation Entertainment, Inc. (a)	1,800	30,348
Morningstar, Inc.	450	33,791
Scripps Networks Interactive, Inc., Class A	500	36,765
Sirius XM Radio, Inc.	11,850	42,423

Schedule of Investments

AllianzGI Behavioral Advantage Large Cap Fund

August 31, 2013 (unaudited) (continued)

	Shares	Value*

Starz, Class A (a)	900	$22,464
Thomson Reuters Corp.	900	29,592
Time Warner Cable, Inc.	1,350	144,922
Time Warner, Inc.	2,400	145,272
Twenty-First Century Fox, Inc.	1,250	39,163
Viacom, Inc., Class B	2,550	202,878
Walt Disney Co.	4,150	252,444
Washington Post Co., Class B	50	28,200

		1,607,917

Metals & Mining—0.3%
Nucor Corp.	700	31,843
Southern Copper Corp.	3,150	86,625

		118,468

Multi-line Retail—0.6%
Dillard’s, Inc., Class A	500	38,130
Dollar Tree, Inc. (a)	800	42,160
Kohl’s Corp.	1,600	82,096
Target Corp.	1,300	82,303

		244,689

Multi-Utilities—0.3%
Ameren Corp.	700	23,667
Black Hills Corp.	400	19,208
CenterPoint Energy, Inc.	2,000	45,860
DTE Energy Co.	500	33,435

		122,170

Office Electronics—0.2%
Xerox Corp.	5,300	52,894
Zebra Technologies Corp., Class A (a)	400	18,240

		71,134

Oil, Gas & Consumable Fuels—8.0%
Anadarko Petroleum Corp.	1,800	164,556
Cabot Oil & Gas Corp.	3,000	117,390
Chesapeake Energy Corp.	8,300	214,223
Chevron Corp.	4,030	485,333
Concho Resources, Inc. (a)	300	28,953
ConocoPhillips	5,890	390,507
Devon Energy Corp.	1,300	74,217
EOG Resources, Inc.	600	94,230
EQT Corp.	700	60,004
Exxon Mobil Corp.	10,870	947,429
Hess Corp.	1,900	142,215
HollyFrontier Corp.	500	22,240
Kosmos Energy Ltd. (a)	3,700	37,629
Marathon Petroleum Corp.	1,000	72,510
Murphy Oil Corp.	700	47,194
Noble Energy, Inc.	1,400	86,002
Occidental Petroleum Corp.	2,500	220,525
Phillips 66	4,800	274,080
Teekay Corp.	900	35,955

		3,515,192

Paper & Forest Products—0.2%
International Paper Co.	1,500	70,815

Personal Products—0.2%
Avon Products, Inc.	2,300	45,471
Estee Lauder Cos., Inc., Class A	650	42,484

		87,955

Pharmaceuticals—4.7%
Bristol-Myers Squibb Co.	6,350	264,732
Eli Lilly & Co.	3,900	200,460
Johnson & Johnson	7,728	667,776
Merck & Co., Inc.	4,600	217,534
Mylan, Inc. (a)	1,400	49,476
Pfizer, Inc.	23,400	660,114

		2,060,092

Professional Services—0.4%
Dun & Bradstreet Corp.	650	64,662

	Shares	Value*

Robert Half International, Inc.	1,100	$38,797
Towers Watson & Co., Class A	300	24,675
Verisk Analytics, Inc., Class A (a)	900	55,962

		184,096

Real Estate Investment Trust—0.1%
Public Storage	150	22,901
Rayonier, Inc.	350	19,334

		42,235

Road & Rail—0.9%
AMERCO	100	16,360
JB Hunt Transport Services, Inc.	650	46,800
Old Dominion Freight Line, Inc. (a)	500	21,710
Union Pacific Corp.	2,100	322,434

		407,304

Semiconductors & Semiconductor Equipment—1.3%
Analog Devices, Inc.	2,100	97,188
Applied Materials, Inc.	2,000	30,020
Intel Corp.	1,900	41,762
KLA-Tencor Corp.	700	38,605
Lam Research Corp. (a)	1,500	70,005
Linear Technology Corp.	3,300	126,489
Texas Instruments, Inc.	5,000	191,000

		595,069

Software—3.4%
Activision Blizzard, Inc.	3,200	52,224
Adobe Systems, Inc. (a)	2,550	116,662
Ansys, Inc. (a)	450	37,791
Autodesk, Inc. (a)	2,000	73,500
CA, Inc.	1,300	38,025
Citrix Systems, Inc. (a)	400	28,308
Electronic Arts, Inc. (a)	2,100	55,944
Intuit, Inc.	700	44,471
Manhattan Associates, Inc. (a)	400	35,000
Microsoft Corp.	5,900	197,060
Oracle Corp.	13,900	442,854
Red Hat, Inc. (a)	600	30,312
Salesforce.com, Inc. (a)	1,300	63,869
Solera Holdings, Inc.	400	20,648
Symantec Corp.	5,100	130,611
Tyler Technologies, Inc. (a)	350	25,862
Ultimate Software Group, Inc. (a)	250	35,052
VMware, Inc., Class A (a)	900	75,735

		1,503,928

Specialty Retail—4.2%
AutoZone, Inc. (a)	175	73,489
Bed Bath & Beyond, Inc. (a)	800	58,992
Best Buy Co., Inc.	1,100	39,600
Gap, Inc.	2,600	105,144
Home Depot, Inc.	6,500	484,185
L Brands, Inc.	800	45,888
Lowe’s Cos., Inc.	10,500	481,110
O’Reilly Automotive, Inc. (a)	850	104,303
Ross Stores, Inc.	400	26,904
Staples, Inc.	3,900	54,249
TJX Cos., Inc.	4,900	258,328
Tractor Supply Co.	350	42,830
Urban Outfitters, Inc. (a)	800	33,544
Williams-Sonoma, Inc.	500	28,205

		1,836,771

Textiles, Apparel & Luxury Goods—1.2%
Hanesbrands, Inc.	1,100	65,428
Michael Kors Holdings Ltd. (a)	2,100	155,589
NIKE, Inc., Class B	3,200	201,024
V.F. Corp.	500	93,605

		515,646

Thrifts & Mortgage Finance—0.0%
Ocwen Financial Corp. (a)	300	15,132

Schedule of Investments

AllianzGI Behavioral Advantage Large Cap Fund

August 31, 2013 (unaudited) (continued)

	Shares	Value*

Tobacco—1.3%
Altria Group, Inc.	2,300	$77,924
Lorillard, Inc.	3,600	152,280
Philip Morris International, Inc.	3,670	306,225
Reynolds American, Inc.	1,000	47,630

		584,059

Trading Companies & Distributors—0.2%
Fastenal Co.	600	26,394
WW Grainger, Inc.	275	68,021

		94,415

Total Common Stock (cost—$40,295,849)		43,845,281

	Principal Amount (000s)

Repurchase Agreements—0.5%
State Street Bank and Trust Co., dated 8/30/13, zero coupon, due 9/3/13, proceeds $230,000; collateralized by Fannie Mae, 2.26%, due 12/12/22, valued at $234,600 including accrued interest (cost—$230,000)	$230	230,000

Total Investments (cost—$40,525,849)—99.9%		44,075,281

Other assets less liabilities—0.1%		64,827

Net Assets—100.0%		$44,140,108

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

AllianzGI China Equity Fund

August 31, 2013 (unaudited)

	Shares	Value*

COMMON STOCK—95.5%

China—83.3%
Agricultural Bank of China Ltd., Class H	122,000	$52,148
Bank of China Ltd., Class H	481,500	202,520
Beijing Enterprises Holdings Ltd.	23,500	166,639
China Construction Bank Corp., Class H	206,800	151,113
China Everbright International Ltd. (b)	290,000	273,394
China Life Insurance Co., Ltd., Class H	51,500	125,700
China Minsheng Banking Corp. Ltd., Class H	31,500	33,720
China Mobile Ltd.	15,500	167,054
China Petroleum & Chemical Corp., Class H	96,200	69,272
China Resources Land Ltd.	26,000	71,044
China Resources Power Holdings Co., Ltd.	16,000	36,722
China Shenhua Energy Co., Ltd., Class H	15,500	48,008
China Suntien Green Energy Corp. Ltd., Class H (b)	102,000	30,517
CNOOC Ltd.	125,000	247,161
Comba Telecom Systems Holdings Ltd. (c)	80,600	25,344
CSR Corp. Ltd., Class H	99,000	71,719
Digital China Holdings Ltd. (b)	85,000	93,570
Guangzhou Automobile Group Co., Ltd., Class H	18,000	18,347
Industrial & Commercial Bank of China Ltd., Class H	400,335	261,781
PetroChina Co., Ltd., Class H	70,000	76,099
Ping An Insurance Group Co., Class H	12,000	83,797
Poly Property Group Co., Ltd.	92,000	55,460
Qingling Motors Co., Ltd., Class H (b)	522,000	129,574
Shui On Land Ltd.	120,500	37,404
Sino-Ocean Land Holdings Ltd.	153,500	90,688
Tencent Holdings Ltd.	5,500	257,004
Tiangong International Co., Ltd. (b)	542,000	130,954
Yuexiu Transport Infrastructure Ltd.	152,000	80,826
Zhongsheng Group Holdings Ltd.	46,500	61,045
Zhuzhou CSR Times Electric Co., Ltd., Class H	28,700	90,125
ZTE Corp., Class H (c)	30,560	58,828

		3,297,577

Hong Kong—12.2%
Aeon Stores Hong Kong Co., Ltd.	34,500	55,613
Beijing Jingneng Clean Energy Co., Ltd., Class H	100,000	35,664
CPMC Holdings Ltd.	175,000	131,075
Future Bright Holdings Ltd.	180,000	52,802
Hengan International Group Co., Ltd.	4,500	49,261
Natural Beauty Bio-Technology Ltd.	350,000	22,342
Sa Sa International Holdings Ltd.	130,000	138,115

		484,872

Total Common Stock (cost—$3,818,560)		3,782,449

	Shares	Value*

EXCHANGE-TRADED FUNDS—2.9%

ChinaAMC CSI 300 Index (cost—$130,302)	30,600	$115,030

Total Investments (cost—$3,948,862) (a)—98.4%		3,897,479

Other assets less liabilities—1.6%		63,953

Net Assets—100.0%		$3,961,432

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $3,673,977, representing 92.7% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Affiliated security.
(c)	Non-income producing.

Schedule of Investments

AllianzGI China Equity Fund

August 31, 2013 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets as of August 31, 2013 were as follows:

Commercial Banks	17.7%
Oil, Gas & Consumable Fuels	11.9%
Commercial Services & Supplies	6.9%
Internet Software & Services	6.5%
Real Estate Management & Development	6.5%
Insurance	5.3%
Specialty Retail	5.0%
Wireless Telecommunication Services	4.2%
Industrial Conglomerates	4.2%
Automobiles	3.8%
Containers & Packaging	3.3%
Metals & Mining	3.3%
Exchange-Traded Funds	2.9%
Electronic Equipment, Instruments & Components	2.4%
Electrical Equipment	2.3%
Communications Equipment	2.1%
Transportation Infrastructure	2.0%
Independent Power Producers & Energy Traders	1.8%
Machinery	1.8%
Personal Products	1.8%
Multi-line Retail	1.4%
Hotels, Restaurants & Leisure	1.3%
Other assets less liabilities	1.6%

100.0%

Schedule of Investments

AllianzGI Convertible Fund

August 31, 2013 (unaudited)

	Principal Amount (000s)	Value*

CONVERTIBLE BONDS—80.6%

Aerospace & Defense—0.7%
Triumph Group, Inc.,
2.625%, 10/1/26	$5,250	$13,909,219

Airlines—0.5%
United Continental Holdings, Inc.,
6.00%, 10/15/29	2,985	9,949,378

Apparel & Textiles—1.2%
Iconix Brand Group, Inc. (a)(b),
1.50%, 3/15/18	19,220	23,268,212

Auto Manufacturers—2.0%
Ford Motor Co.,
4.25%, 11/15/16	12,895	24,693,925
Wabash National Corp.,
3.375%, 5/1/18	10,465	12,911,194

		37,605,119

Biotechnology—5.9%
Cubist Pharmaceuticals, Inc.,
2.50%, 11/1/17	4,970	11,123,481
Gilead Sciences, Inc.,
1.625%, 5/1/16	15,725	41,749,953
Illumina, Inc. (a)(b),
0.25%, 3/15/16	21,815	24,528,241
Medicines Co. (a)(b),
1.375%, 6/1/17	14,615	18,926,425
Regeneron Pharmaceuticals, Inc.,
1.875%, 10/1/16	5,125	14,827,266

		111,155,366

Commercial Services—3.3%
Alliance Data Systems Corp.,
4.75%, 5/15/14	4,345	17,874,243
Ascent Capital Group, Inc.,
4.00%, 7/15/20	9,745	9,781,544
Avis Budget Group, Inc.,
3.50%, 10/1/14	6,150	10,474,219
Hertz Global Holdings, Inc.,
5.25%, 6/1/14	8,040	23,486,890

		61,616,896

Computers—3.6%
Cadence Design Systems, Inc.,
2.625%, 6/1/15	11,530	20,934,156
EMC Corp.,
1.75%, 12/1/13	21,795	35,008,328
SanDisk Corp.,
1.50%, 8/15/17	9,740	12,345,450

		68,287,934

Diversified Financial Services—2.0%
Air Lease Corp.,
3.875%, 12/1/18	14,420	18,015,987
Encore Capital Group, Inc. (a)(b),
3.00%, 7/1/20	8,175	9,196,875
Portfolio Recovery Associates, Inc. (a)(b),
3.00%, 8/1/20	9,660	10,281,863

		37,494,725

Engineering & Construction—0.8%
MasTec, Inc.,
4.00%, 6/15/14	7,810	15,922,637

Healthcare-Products—1.2%
HeartWare International, Inc.,
3.50%, 12/15/17	2,235	2,515,772

	Principal Amount (000s)	Value*

Wright Medical Group, Inc.,
2.00%, 8/15/17	$17,740	$20,556,225

		23,071,997

Healthcare-Services—5.1%
Brookdale Senior Living, Inc.,
2.75%, 6/15/18	17,205	19,366,378
Healthways, Inc. (a)(b),
1.50%, 7/1/18	8,785	9,861,162
LifePoint Hospitals, Inc.,
3.50%, 5/15/14	19,090	20,271,194
Molina Healthcare, Inc. (a)(b),
1.125%, 1/15/20	20,870	21,600,450
WellPoint, Inc. (a)(b),
2.75%, 10/15/42	19,815	25,487,044

		96,586,228

Home Builders—2.0%
Lennar Corp. (a)(b),
3.25%, 11/15/21	11,880	18,265,500
Ryland Group, Inc.,
0.25%, 6/1/19	11,130	9,780,488
1.625%, 5/15/18	6,975	9,233,156

		37,279,144

Household Products/Wares—1.1%
Jarden Corp. (a)(b),
1.875%, 9/15/18	19,020	21,552,037

Insurance—4.2%
American Equity Investment Life Holding Co. (a)(b),
3.50%, 9/15/15	11,805	19,625,812
Amtrust Financial Services, Inc.,
5.50%, 12/15/21	10,810	15,965,019
Fidelity National Financial, Inc.,
4.25%, 8/15/18	16,175	21,613,844
Radian Group, Inc.,
2.25%, 3/1/19	15,745	22,594,075

		79,798,750

Internet—5.2%
Blucora, Inc. (a)(b),
4.25%, 4/1/19	7,640	8,876,725
Dealertrack Technologies, Inc.,
1.50%, 3/15/17	15,690	19,396,762
Equinix, Inc.,
4.75%, 6/15/16	4,445	9,509,522
priceline.com, Inc.,
1.00%, 3/15/18	20,750	25,794,844
1.25%, 3/15/15	5,185	16,057,297
Qihoo 360 Technology Co., Ltd. (a)(b)(c),
2.50%, 9/15/18	9,675	10,261,595
Web.com Group, Inc.,
1.00%, 8/15/18	7,765	8,133,838

		98,030,583

Lodging—1.6%
MGM Resorts International,
4.25%, 4/15/15	25,300	30,138,625

Machinery-Diversified—1.1%
Chart Industries, Inc.,
2.00%, 8/1/18	11,475	20,181,656

Media—2.0%
Liberty Interactive LLC,
3.50%, 1/15/31	27,870	14,405,306
XM Satellite Radio, Inc. (a)(b),
7.00%, 12/1/14	11,235	22,617,460

		37,022,766

Metal Fabricate/Hardware—1.2%
RTI International Metals, Inc.,
1.625%, 10/15/19	21,335	21,895,044

Schedule of Investments

AllianzGI Convertible Fund

August 31, 2013 (unaudited) (continued)

	Principal Amount (000s)	Value*

Mining—1.1%
Kaiser Aluminum Corp.,
4.50%, 4/1/15	$13,390	$19,917,625

Oil & Gas—4.6%
Cobalt International Energy, Inc.,
2.625%, 12/1/19	21,465	22,189,444
Exterran Holdings, Inc.,
4.25%, 6/15/14	13,520	16,967,600
Helix Energy Solutions Group, Inc.,
3.25%, 3/15/32	16,075	21,078,344
Hornbeck Offshore Services, Inc.,
1.50%, 9/1/19	17,390	21,552,731
Stone Energy Corp.,
1.75%, 3/1/17	4,060	4,125,975

		85,914,094

Pharmaceuticals—6.7%
Akorn, Inc.,
3.50%, 6/1/16	8,505	17,876,447
Auxilium Pharmaceuticals, Inc.,
1.50%, 7/15/18	6,550	6,656,437
BioMarin Pharmaceutical, Inc.,
1.875%, 4/23/17	3,360	10,989,300
Medivation, Inc.,
2.625%, 4/1/17	5,805	7,833,122
Mylan, Inc.,
3.75%, 9/15/15	9,645	25,975,191
Omnicare, Inc.,
3.50%, 2/15/44	5,960	5,691,800
3.75%, 4/1/42	2,000	2,781,250
Pacira Pharmaceuticals, Inc. (a)(b),
3.25%, 2/1/19	4,360	7,185,825
Salix Pharmaceuticals Ltd.,
1.50%, 3/15/19	16,555	20,445,425
Theravance, Inc.,
2.125%, 1/15/23	7,140	10,500,262
ViroPharma, Inc.,
2.00%, 3/15/17	6,620	11,311,925

		127,246,984

Real Estate Investment Trust—4.8%
DDR Corp.,
1.75%, 11/15/40	18,315	20,661,609
Host Hotels & Resorts L.P. (a)(b),
2.50%, 10/15/29	16,595	22,631,431
iStar Financial, Inc.,
3.00%, 11/15/16	18,730	22,417,469
Starwood Property Trust, Inc.,
4.55%, 3/1/18	23,730	24,827,513

		90,538,022

Retail—1.4%
Group 1 Automotive, Inc. (e),
2.25%, 6/15/36	19,240	25,517,050

Semiconductors—6.2%
Intel Corp.,
3.25%, 8/1/39	16,780	20,167,546
Lam Research Corp.,
1.25%, 5/15/18	2,680	3,103,775
Micron Technology, Inc.,
1.50%, 8/1/31	21,220	30,981,200
Novellus Systems, Inc.,
2.625%, 5/15/41	13,220	19,458,188
ON Semiconductor Corp.,
2.625%, 12/15/26	15,365	16,719,041
Xilinx, Inc.,
2.625%, 6/15/17	17,755	27,165,150

		117,594,900

Software—7.5%
Allscripts Healthcare Solutions, Inc. (a)(b),
1.25%, 7/1/20	7,555	8,149,956
Bottomline Technologies, Inc.,
1.50%, 12/1/17	10,485	11,972,559

	Principal Amount (000s)	Value*

Concur Technologies, Inc. (a)(b),
0.50%, 6/15/18	$17,195	$19,161,678
Cornerstone OnDemand, Inc. (a)(b),
1.50%, 7/1/18	12,770	14,916,956
Medidata Solutions, Inc. (a)(b),
1.00%, 8/1/18	5,640	5,943,150
NetSuite, Inc. (a)(b),
0.25%, 6/1/18	12,970	13,877,900
Salesforce.com, Inc.,
0.25%, 4/1/18 (a)(b)	6,730	7,024,438
0.75%, 1/15/15	7,845	18,053,306
Take-Two Interactive Software, Inc.,
1.00%, 7/1/18	2,495	2,714,872
1.75%, 12/1/16	17,690	21,205,888
Workday, Inc. (a)(b),
0.75%, 7/15/18	16,040	17,603,900

		140,624,603

Telecommunications—2.7%
Ciena Corp. (a)(b),
3.75%, 10/15/18	10,940	14,037,388
JDS Uniphase Corp. (a)(b),
0.625%, 8/15/33	14,315	14,323,947
SBA Communications Corp.,
4.00%, 10/1/14	9,330	23,354,156

		51,715,491

Transportation—0.9%
Bristow Group, Inc.,
3.00%, 6/15/38	13,810	16,157,700

Total Convertible Bonds (cost—$1,335,559,001)		1,519,992,785

	Shares

CONVERTIBLE PREFERRED STOCK—17.2%

Advertising—1.3%
Interpublic Group of Cos., Inc., Ser. B (d),
5.25%	18,975	24,363,900

Aerospace & Defense—1.4%
United Technologies Corp.,
7.50%, 8/1/15	422,710	26,254,518

Auto Components—0.9%
Goodyear Tire & Rubber Co.,
5.875%, 4/1/14	285,530	16,760,611

Automobiles—2.1%
General Motors Co., Ser. B,
4.75%, 12/1/13	794,210	38,646,259

Banking—1.2%
Wells Fargo & Co., Ser. L (d),
7.50%	20,120	22,836,200

Diversified Financial Services—3.3%
2010 Swift Mandatory Common Exchange Security Trust (b),
6.00%, 12/31/13	1,178,445	17,640,615
AMG Capital Trust I,
5.10%, 4/15/36	359,885	22,627,769
Bank of America Corp., Ser. L (d),
7.25%	21,205	22,877,014

		63,145,398

Insurance—1.4%
MetLife, Inc.,
5.00%, 3/26/14	482,780	26,316,338

Machinery—1.4%
Stanley Black & Decker, Inc.,
4.75%, 11/17/15	207,575	27,291,961

Oil & Gas—2.4%
Chesapeake Energy Corp.,
5.00% (d)	100,000	9,036,000
5.75%, 5/17/15 (a)(b)(d)	24,590	27,762,110

Schedule of Investments

AllianzGI Convertible Fund

August 31, 2013 (unaudited) (continued)

	Shares	Value*

Energy XXI Bermuda Ltd. (d),
5.625%, 12/15/13	29,925	$8,734,359

		45,532,469

Telecommunications—0.7%
Intelsat S.A., Ser. A,
5.75%, 5/1/16	224,635	13,556,722

Transportation—1.1%
Genesee & Wyoming, Inc.,
5.00%, 10/1/15	174,030	21,188,153

Total Convertible Preferred Stock (cost—$297,489,093)		325,892,529

	Principal Amount (000s)

Repurchase Agreements—3.2%
State Street Bank and Trust Co., dated 8/30/13, zero coupon, due 9/3/13, proceeds $59,576,000; collateralized by Fannie Mae, 2.26%, due 12/12/22, valued at $60,770,600 including accrued interest (cost—$59,576,000)	$59,576	59,576,000

Total Investments (cost—$1,692,624,094)—101.0%		1,905,461,314

Liabilities in excess of other assets—(1.0)%		(19,711,923)

Net Assets—100.0%		$1,885,749,391

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $416,968,080, representing 22.1% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	When-issued or delayed-delivery. To be settled/delivered after August 31, 2013.
(d)	Perpetual maturity. The date shown, if any, is the next call date. For Corporate Bonds & Notes the interest rate is fixed until the first call date and variable thereafter.
(e)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

Schedule of Investments

AllianzGI Disciplined Equity Fund

August 31, 2013 (unaudited)

	Shares	Value*

COMMON STOCK—98.0%

Aerospace & Defense—4.9%
BE Aerospace, Inc. (a)	11,208	$764,273
Boeing Co.	16,030	1,665,838

		2,430,111

Beverages—1.8%
PepsiCo, Inc.	10,920	870,652

Biotechnology—4.2%
Amgen, Inc.	9,530	1,038,198
Celgene Corp. (a)	7,420	1,038,652

		2,076,850

Capital Markets—4.6%
BlackRock, Inc.	3,200	833,024
Northern Trust Corp.	14,709	807,083
SEI Investments Co.	20,649	614,514

		2,254,621

Chemicals—3.7%
Air Products & Chemicals, Inc.	6,794	693,939
Mosaic Co.	14,730	613,504
Rockwood Holdings, Inc.	8,310	530,677

		1,838,120

Commercial Banks—4.8%
PNC Financial Services Group, Inc.	7,251	524,030
U.S. Bancorp	16,770	605,900
Wells Fargo & Co.	30,310	1,245,135

		2,375,065

Communications Equipment—4.2%
F5 Networks, Inc. (a)	4,140	345,193
QUALCOMM, Inc.	25,670	1,701,408

		2,046,601

Computers & Peripherals—6.0%
Apple, Inc.	4,162	2,027,102
EMC Corp.	35,672	919,624

		2,946,726

Construction & Engineering—0.3%
Quanta Services, Inc. (a)	6,400	167,296

Diversified Financial Services—2.9%
Citigroup, Inc.	11,850	572,710
JPMorgan Chase & Co.	17,215	869,874

		1,442,584

Diversified Telecommunication Services—3.9%
AT&T, Inc.	39,483	1,335,710
Verizon Communications, Inc.	12,382	586,659

		1,922,369

Energy Equipment & Services—6.5%
Cameron International Corp. (a)	13,420	762,122
National Oilwell Varco, Inc.	11,680	867,824
Schlumberger Ltd.	19,170	1,551,620

		3,181,566

Food Products—3.2%
Archer-Daniels-Midland Co.	9,760	343,650
General Mills, Inc.	8,460	417,247
Mead Johnson Nutrition Co.	10,890	817,077

		1,577,974

	Shares	Value*

Health Care Equipment & Supplies—3.6%
Hologic, Inc. (a)	28,110	$599,868
Intuitive Surgical, Inc. (a)	908	350,960
Varian Medical Systems, Inc. (a)	11,643	820,249

		1,771,077

Hotels, Restaurants & Leisure—3.0%
McDonald’s Corp.	10,520	992,667
Starwood Hotels & Resorts Worldwide, Inc.	7,670	490,420

		1,483,087

Household Products—2.2%
Procter & Gamble Co.	14,110	1,099,028

Industrial Conglomerates—4.4%
General Electric Co.	93,560	2,164,978

Insurance—1.5%
MetLife, Inc.	15,420	712,250

Internet Software & Services—2.5%
Akamai Technologies, Inc. (a)	15,110	694,758
eBay, Inc. (a)	10,980	548,890

		1,243,648

Leisure Equipment & Products—0.8%
Hasbro, Inc.	8,410	383,328

Machinery—3.4%
Caterpillar, Inc.	14,088	1,162,824
Deere & Co.	6,180	516,895

		1,679,719

Metals & Mining—1.8%
Freeport-McMoRan Copper & Gold, Inc.	29,400	888,468

Multi-line Retail—1.9%
Target Corp.	15,030	951,549

Oil, Gas & Consumable Fuels—7.9%
Apache Corp.	6,180	529,502
Exxon Mobil Corp.	20,530	1,789,395
Occidental Petroleum Corp.	9,200	811,532
Southwestern Energy Co. (a)	8,603	328,635
Williams Cos., Inc.	11,380	412,411

		3,871,475

Pharmaceuticals—6.1%
AbbVie, Inc.	19,620	836,008
Johnson & Johnson	9,710	839,041
Pfizer, Inc.	47,820	1,349,002

		3,024,051

Semiconductors & Semiconductor Equipment—2.3%
Intel Corp.	51,640	1,135,047

Software—5.6%
Adobe Systems, Inc. (a)	19,480	891,210
Autodesk, Inc. (a)	16,669	612,586
Intuit, Inc.	12,700	806,831
Nuance Communications, Inc. (a)	24,170	461,405

		2,772,032

Total Common Stock (cost—$40,225,782)		48,310,272

	Principal Amount (000s)

Repurchase Agreements—2.0%
State Street Bank and Trust Co., dated 8/30/13, zero coupon, due 9/3/13, proceeds $989,000; collateralized by Freddie Mac, 2.23%, due 1/10/23, valued at $1,009,250 including accrued interest (cost—$989,000)	$989	989,000

Total Investments (cost—$41,214,782)—100.0%		49,299,272

Liabilities in excess of other assets—0.0%		(16,036)

Net Assets—100.0%		$49,283,236

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

AllianzGI Dynamic Emerging Multi-Asset Fund

August 31, 2013 (unaudited)

	Shares	Value*

MUTUAL FUNDS—32.3%

PIMCO Emerging Markets Bond (d)(e)	92,970	$1,018,021
PIMCO Emerging Markets Currency (d)(e)	40,104	396,627
Templeton Frontier Markets (g)	2,843	47,698

Total Mutual Funds (cost—$1,604,058)		1,462,346

	Principal Amount (000s)

CORPORATE BONDS & NOTES—37.9%

France—4.4%
Cie de Financement Foncier S.A. (a)(b),
2.25%, 3/7/14	$200	202,071

Germany—8.9%
KFW,
4.00%, 10/15/13	400	401,699

Norway—4.4%
SpareBank 1 Boligkreditt AS (a)(b),
1.25%, 10/25/14	200	200,247

Supranational—20.2%
Council of Europe Development Bank,
5.00%, 1/29/14	200	203,756
European Bank of Reconstruction & Development,
5.00%, 5/19/14	300	310,008
European Investment Bank,
5.00%, 10/15/13	400	402,068

		915,832

Total Corporate Bonds & Notes (cost—$1,720,437)		1,719,849

SHORT-TERM INVESTMENTS—25.5%

U.S. Treasury Obligations (c)(f)—17.7%
U.S. Treasury Bills,
0.018%-0.03%, 9/5/13 - 09/12/2013 (cost—$799,997)	800	799,997

Repurchase Agreements—7.8%
State Street Bank and Trust Co., dated 8/30/13, zero coupon, due 9/3/13, proceeds $352,000; collateralized by Freddie Mac, 2.23%, due 1/10/23, valued at $362,413 including accrued interest (cost—$352,000)	352	352,000

Total Short-Term Investments (cost—$1,151,997)		1,151,997

Total Investments (cost—$4,476,492)—95.7%		4,334,192

Other assets less liabilities—4.3%		196,147

Net Assets—100.0%		$4,530,339

Schedule of Investments

AllianzGI Dynamic Emerging Multi-Asset Fund

August 31, 2013 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $402,318, representing 8.9% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	All or partial amount segregated for the benefit of the counterparty as collateral for derivatives.
(d)	Affiliated fund.
(e)	Institutional Class share.
(f)	Rates reflect the effective yields at purchase date.
(g)	Advisor Class share.
(h)	Futures contracts outstanding at August 31, 2013:

Type		Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long:	BIST 30 Index	20	$80	10/31/13	$(946)
	BOVESPA Index	2	100	10/16/13	941
	Mini MSCI Emerging Markets Index	21	963	9/20/13	(32,024)
	MSCI Taiwan Index	4	113	9/27/13	2,425
	S&P CNX Nifty Index	8	87	9/26/13	(545)
Short:	FTSE/JSE Top 40 Index	(3)	(110)	9/19/13	(4,386)
	Hang Seng China Enterprises Index	(1)	(63)	9/27/13	1,858
	KOSPI 200 Index	(1)	(113)	9/12/13	(505)
	Mexican Bolsa IPC Index	(3)	(88)	9/20/13	1,109

					$(32,073)

(i)	OTC excess return swap agreements outstanding at August 31, 2013:

Pay/Receive Excess Return on Reference Index	Reference Index	# of Units	Notional Amount (000s)	Termination Date	Counterparty	Unrealized Depreciation
Receive	Dow Jones - UBS Commodity Index	2,683	$350	9/30/13	Barclays Bank	$(45)

Glossary:

BIST—Borsa Istanbul

BOVESPA—Sao Paulo Stock Exchange

CNX—National Stock Exchange of India

FTSE—Financial Times Stock Exchange

JSE—Johannesburg Stock Exchange Limited

KOSPI—Korea Composite Stock Price Index

MSCI—Morgan Stanley Capital International

OTC—Over-the-Counter

Schedule of Investments

AllianzGI Global Fundamental Strategy Fund

August 31, 2013 (unaudited)

	Principal Amount (000s)		Value*

SOVEREIGN DEBT OBLIGATIONS—22.3%

Brazil—1.7%
Brazil Notas do Tesouro Nacional, Ser. F,
10.00%, 1/1/18	BRL	900	$354,824

Canada—5.0%
Province of Ontario Canada,
1.375%, 1/27/14		$1,000	1,004,209

France—4.0%
Caisse d’Amortissement de la Dette Sociale (a)(b),
1.25%, 7/11/14		800	805,864

Italy—4.3%
Italy Buoni Poliennali Del Tesoro,
3.10%, 9/15/26 (d)		€318	413,884
3.50%, 11/1/17		330	444,148

			858,032

Mexico—2.3%
Mexican Bonos,
6.50%, 6/9/22	MXN	6,000	455,812

Poland—2.3%
Poland Government Bond,
3.75%, 4/25/18	PLN	1,500	463,617

South Africa—1.0%
South Africa Government Bond,
8.00%, 12/21/18	ZAR	2,000	198,329

Turkey—1.7%
Turkey Government Bond,
9.00%, 3/8/17	TRY	700	335,622

Total Sovereign Debt Obligations (cost—$4,567,852)			4,476,309

	Shares

COMMON STOCK—29.7%

Germany—2.8%
BASF SE		2,000	174,935
Commerzbank AG (e)		9,300	108,078
Muenchener Rueckversicherungs AG		1,000	182,220
SAP AG		1,200	88,630

			553,863

Hong Kong—2.0%
HKT Trust		208,000	195,945
Power Assets Holdings Ltd.		23,000	198,100

			394,045

Indonesia—0.9%
Telekomunikasi Indonesia Persero Tbk PT		862,500	173,250

Italy—1.1%
Eni SpA		9,900	225,500

New Zealand—1.0%
Telecom Corp. of New Zealand Ltd.		115,000	201,683

Norway—2.0%
Telenor ASA		10,300	213,707

	Shares	Value*

Yara International ASA	4,900	$193,685

		407,392

Switzerland—2.1%
Nestle S.A.	3,400	222,510
Roche Holdings AG	800	199,412

		421,922

Turkey—0.9%
Tupras Turkiye Petrol Rafinerileri AS	9,200	175,904

United Arab Emirates—1.0%
Dragon Oil PLC	21,700	198,521

United Kingdom—5.6%
BHP Billiton PLC	3,000	87,256
Centrica PLC	34,000	203,494
GlaxoSmithKline PLC	8,000	204,028
Reckitt Benckiser Group PLC	2,900	197,082
Royal Dutch Shell PLC, Class A	6,400	206,989
TESCO PLC	40,600	230,728

		1,129,577

United States—10.3%
Apple, Inc.	400	194,820
Cisco Systems, Inc.	8,500	198,135
General Electric Co.	9,100	210,574
Intel Corp.	8,500	186,830
Johnson & Johnson	2,500	216,025
Merck & Co., Inc.	4,500	212,805
Microchip Technology, Inc.	5,800	225,098
Microsoft Corp.	6,400	213,760
Pfizer, Inc.	7,400	208,754
Verizon Communications, Inc.	4,300	203,734

		2,070,535

Total Common Stock (cost—$5,922,892)		5,952,192

	Principal Amount (000s)

CORPORATE BONDS & NOTES—36.1%

Germany—5.2%
KFW,
4.125%, 10/15/14	$1,000	1,042,252

Supranational—10.3%
European Investment Bank,
1.625%, 9/1/15	1,000	1,022,012
Inter-American Development Bank,
4.50%, 9/15/14	1,000	1,043,835

		2,065,847

Switzerland—7.0%
Credit Suisse,
5.30%, 8/13/19	500	559,165
EUROFIMA,
4.50%, 3/6/15	800	848,230

		1,407,395

United States—13.6%
AT&T, Inc.,
5.80%, 2/15/19	500	573,276
Daimler Finance North America LLC (a)(b),
1.25%, 1/11/16	250	249,133
EI du Pont de Nemours & Co.,
3.25%, 1/15/15	200	207,276
HSBC USA, Inc.,
1.625%, 1/16/18	500	484,789
Morgan Stanley,
4.00%, 7/24/15	500	522,364
Oracle Corp.,
5.75%, 4/15/18	600	694,822

		2,731,660

Total Corporate Bonds & Notes (cost—$7,282,211)		7,247,154

Repurchase Agreements—11.2%
State Street Bank and Trust Co., dated 8/30/13, zero coupon, due 9/3/13, proceeds $2,239,000; collateralized by Fannie Mae, 2.22%, due 12/27/22, valued at $2,287,800 including accrued interest (cost—$2,239,000)	2,239	2,239,000

Total Investments (cost—$20,011,955) (c)—99.3%		19,914,655

Other assets less liabilities—0.7%		133,441

Net Assets—100.0%		$20,048,096

Schedule of Investments

AllianzGI Global Fundamental Strategy Fund

August 31, 2013 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $1,054,997, representing 5.3% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	Securities with an aggregate value of $3,773,579, representing 18.8% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(d)	Inflationary Bonds—Principal amount of security is adjusted for inflation/deflation.
(e)	Non-income producing.
(f)	Transactions in options written for the period ended August 31, 2013:

	Contracts	Premiums
Options outstanding, July 1, 2013†	—	—
Options written	85	$7,140
Options expired	(85)	(7,140)

Options outstanding, August 31, 2013	—	$—

†	Commencement of operations

(g)	Forward foreign currency contracts outstanding at August 31, 2013:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value August 31, 2013	Unrealized Appreciation
Sold:
250,000 British Pound settling 11/29/13	State Street Bank	$387,506	$387,178	$328
600,000 Euro settling 11/29/13	State Street Bank	801,151	793,244	7,907
30,000,000 Japanese Yen settling 11/29/13	State Street Bank	308,245	305,678	2,567

				$10,802

Glossary:

BRL—Brazilian Real

€—Euro

MXN—Mexican Peso

PLN—Polish Zloty

TRY—Turkish Lira

ZAR—South African Rand

Schedule of Investments

AllianzGI Global Fundamental Strategy Fund

August 31, 2013 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets as of August 31, 2013 were as follows:

Banking	27.5%
Sovereign Debt Obligations	22.3%
Pharmaceuticals	5.2%
Software	5.1%
Diversified Telecommunication Services	4.9%
Oil, Gas & Consumable Fuels	4.0%
Chemicals	2.9%
Telecommunications	2.9%
Semiconductors & Semiconductor Equipment	2.0%
Auto Manufacturers	1.2%
Food & Staples Retailing	1.2%
Food Products	1.1%
Industrial Conglomerates	1.0%
Multi-Utilities	1.0%
Communications Equipment	1.0%
Electric Utilities	1.0%
Household Products	1.0%
Computers & Peripherals	1.0%
Insurance	0.9%
Commercial Banks	0.5%
Metals & Mining	0.4%
Repurchase Agreements	11.2%
Other assets less liabilities	0.7%

100.0%

Schedule of Investments

AllianzGI Global Managed Volatility Fund

August 31, 2013 (unaudited)

	Shares	Value*

COMMON STOCK—98.1%

Canada—13.0%
BCE, Inc.	12,779	$523,996
Bell Aliant, Inc.	4,464	112,522
Boardwalk Real Estate Investment Trust REIT	1,450	77,270
Canadian Apartment Properties REIT	5,919	115,761
Cineplex, Inc.	1,173	43,566
Dollarama, Inc.	1,782	125,787
Dundee Real Estate Investment Trust, Class A REIT	1,475	40,891
Fairfax Financial Holdings Ltd.	593	243,646
Intact Financial Corp.	2,409	139,444
Manitoba Telecom Services, Inc.	3,400	108,782
Shoppers Drug Mart Corp.	3,536	197,866
TELUS Corp.	7,432	228,047

		1,957,578

China—4.9%
Bank of Communications Co., Ltd., Class H	199,000	130,664
China Citic Bank Corp. Ltd., Class H	82,000	39,014
China Mobile Ltd.	6,700	72,211
China Oilfield Services Ltd., Class H	22,000	56,456
Datang International Power Generation Co., Ltd., Class H	184,000	79,093
Huaneng Power International, Inc., Class H	62,000	61,640
PetroChina Co., Ltd., Class H	280,000	304,394

		743,472

France—0.4%
UBISOFT Entertainment (b)	3,799	57,394

Hong Kong—5.2%
Cheung Kong Infrastructure Holdings Ltd.	6,000	40,516
CLP Holdings Ltd.	39,600	316,870
Esprit Holdings Ltd.	22,700	38,600
Hongkong Land Holdings Ltd.	8,000	51,558
Jardine Matheson Holdings Ltd.	2,000	106,150
Link REIT	16,800	76,970
Power Assets Holdings Ltd.	18,200	156,758

		787,422

Israel—1.8%
Mizrahi Tefahot Bank Ltd.	4,427	47,335
Teva Pharmaceutical Industries Ltd.	5,796	221,560

		268,895

Japan—10.0%
ABC-Mart, Inc.	2,000	83,519
Ajinomoto Co., Inc.	5,000	63,945
ANA Holdings, Inc.	54,000	109,644
FamilyMart Co., Ltd.	2,000	83,921
HIS Co., Ltd.	800	40,465
ITOCHU Corp.	4,700	52,909
Japan Airlines Co., Ltd.	1,200	63,483
Kao Corp.	1,400	40,748
Miraca Holdings, Inc.	1,000	44,464
Nippon Telegraph & Telephone Corp.	2,500	126,829
Nissin Foods Holdings Co., Ltd.	1,000	39,374
NTT DoCoMo, Inc.	113	180,645
Oriental Land Co., Ltd.	1,400	225,434
Osaka Gas Co., Ltd.	25,000	100,697
Takeda Pharmaceutical Co., Ltd.	1,000	45,255
Tokyo Gas Co., Ltd.	26,000	134,557
West Japan Railway Co.	1,800	74,100

		1,509,989

Singapore—4.7%
Ascendas Real Estate Investment Trust REIT	49,000	83,437
CapitaMall Trust REIT	90,000	130,912
ComfortDelGro Corp. Ltd.	67,000	96,518
Singapore Airlines Ltd.	24,000	182,960
Singapore Post Ltd.	96,000	93,609
Singapore Press Holdings Ltd.	23,000	70,789

	Shares	Value*

StarHub Ltd.	13,000	$42,694

		700,919

Switzerland—2.4%
Actelion Ltd. (b)	570	38,734
Galenica AG	73	55,820
Nestle S.A.	1,894	123,951
Novartis AG	1,245	90,698
Sonova Holding AG (b)	447	49,440

		358,643

United Kingdom—0.3%
AstraZeneca PLC	872	42,935

United States—55.4%
Alleghany Corp. (b)	200	77,418
AutoZone, Inc. (b)	1,200	503,928
Campbell Soup Co.	7,300	315,214
Capitol Federal Financial, Inc.	16,200	198,288
Capstead Mortgage Corp. REIT	5,800	68,092
Chimera Investment Corp. REIT	35,900	105,546
Clorox Co.	3,700	305,990
Consolidated Edison, Inc.	3,400	191,182
CR Bard, Inc.	1,100	126,357
Dollar General Corp. (b)	1,100	59,367
Dollar Tree, Inc. (b)	1,200	63,240
Duke Energy Corp.	7,666	502,890
Endo Health Solutions, Inc. (b)	2,900	119,161
Exelon Corp.	4,300	131,107
General Mills, Inc.	13,800	680,616
HCA Holdings, Inc.	1,400	53,466
Henry Schein, Inc. (b)	3,600	363,780
Hill-Rom Holdings, Inc.	1,100	37,554
Kellogg Co.	2,900	176,059
Kimberly-Clark Corp.	3,200	299,136
Laboratory Corp. of America Holdings (b)	3,400	325,448
Lorillard, Inc.	2,000	84,600
McDonald’s Corp.	1,800	169,848
MEDNAX, Inc. (b)	2,800	272,636
MFA Financial, Inc. REIT	12,900	92,880
O’Reilly Automotive, Inc. (b)	600	73,626
Omnicare, Inc.	2,000	108,740
Patterson Cos., Inc.	2,700	107,676
PepsiCo, Inc.	7,200	574,056
Polaris Industries, Inc.	300	32,763
PPL Corp.	5,900	181,130
Procter & Gamble Co.	1,900	147,991
RenaissanceRe Holdings Ltd.	2,600	227,240
Southern Co.	12,000	499,440
Target Corp.	2,900	183,599
Techne Corp.	500	38,755
Total System Services, Inc.	1,400	38,738
Validus Holdings Ltd.	5,100	176,511
VeriSign, Inc. (b)	1,100	52,789
Wal-Mart Stores, Inc.	6,500	474,370
Waste Connections, Inc.	1,900	80,484

		8,321,711

Total Common Stock (cost—$14,011,234)		14,748,958

	Principal Amount (000s)

Repurchase Agreements—1.7%
State Street Bank and Trust Co., dated 8/30/13, zero coupon, due 9/3/13, proceeds $252,000; collateralized by Freddie Mac, 2.23%, due 1/10/23, valued at $261,488 including accrued interest (cost—$252,000)	$252	252,000

Total Investments (cost—$14,263,234) (a)—99.8%		15,000,958

Other assets less liabilities—0.2%		28,409

Net Assets—100.0%		$15,029,367

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $4,469,669, representing 29.7% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Global Managed Volatility Fund

August 31, 2013 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets as of August 31, 2013 were as follows:

Electric Utilities	12.1%
Food Products	9.3%
Health Care Providers & Services	8.5%
Diversified Telecommunication Services	7.3%
Insurance	5.7%
Real Estate Investment Trust	5.4%
Food & Staples Retailing	5.1%
Household Products	5.0%
Specialty Retail	4.7%
Pharmaceuticals	3.9%
Beverages	3.8%
Hotels, Restaurants & Leisure	2.9%
Multi-line Retail	2.8%
Airlines	2.3%
Oil, Gas & Consumable Fuels	2.0%
Wireless Telecommunication Services	2.0%
Gas Utilities	1.6%
Commercial Banks	1.4%
Health Care Equipment & Supplies	1.3%
Thrifts & Mortgage Finance	1.3%
Multi-Utilities	1.3%
Road & Rail	1.1%
Independent Power Producers & Energy Traders	0.9%
Media	0.8%
Industrial Conglomerates	0.7%
Air Freight & Logistics	0.6%
Tobacco	0.6%
Commercial Services & Supplies	0.5%
Software	0.4%
Energy Equipment & Services	0.4%
Internet Software & Services	0.4%
Trading Companies & Distributors	0.3%
Real Estate Management & Development	0.3%
Personal Products	0.3%
Life Sciences Tools & Services	0.3%
IT Services	0.3%
Biotechnology	0.3%
Leisure Equipment & Products	0.2%
Repurchase Agreements	1.7%
Other assets less liabilities	0.2%

100.0%

Schedule of Investments

AllianzGI Global Water Fund

August 31, 2013 (unaudited)

	Shares	Value*

COMMON STOCK—94.0%
Austria—5.2%
Andritz AG	184,747	$10,169,829

Brazil—3.4%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	612,938	5,228,361
Cia de Saneamento de Minas Gerais	115,900	1,396,561

		6,624,922

Chile—0.8%
Aguas Andinas S.A., Class A	2,188,383	1,497,279

China—4.9%
China Everbright International Ltd. (c)	3,042,000	2,867,814
Guangdong Investment Ltd.	8,076,000	6,687,723

		9,555,537

France—5.7%
Suez Environnement Co.	473,985	7,063,743
Veolia Environnement S.A.	258,397	3,991,938

		11,055,681

Hong Kong—1.5%
Beijing Enterprises Water Group Ltd.	6,700,000	2,858,563
Integrated Waste Solutions Group Holdings Ltd. (b)(d)	944,000	41,756

		2,900,319

Israel—0.8%
Israel Chemicals Ltd.	211,906	1,466,601

Japan—3.2%
Daiseki Co., Ltd.	86,900	1,497,272
Ebara Corp.	897,000	4,744,140

		6,241,412

Korea (Republic of)—1.1%
Coway Co., Ltd.	40,000	2,107,246

Netherlands—2.3%
Arcadis NV	180,043	4,461,634

Sweden—3.0%
Alfa Laval AB	265,855	5,741,301

Switzerland—12.7%
Belimo Holding AG	1,510	3,797,517
Geberit AG	30,128	7,326,866
Pentair Ltd.	149,010	8,956,991
Sulzer AG	31,060	4,524,950

		24,606,324

United Kingdom—18.8%
Halma PLC	672,405	5,694,241
Intertek Group PLC	40,000	1,983,183
Pennon Group PLC	300,731	3,267,164
Rotork PLC (c)	91,288	3,835,632
Severn Trent PLC	371,149	9,700,419
Spectris PLC (c)	91,719	3,157,168
United Utilities Group PLC	840,316	8,835,658

		36,473,465

United States—30.6%
American Water Works Co., Inc.	305,238	12,435,396
AMETEK, Inc.	39,933	1,713,924
Aqua America, Inc.	251,615	7,641,548
Danaher Corp.	173,862	11,391,438
Dover Corp.	22,235	1,891,087
Flowserve Corp.	34,148	1,905,117
Franklin Electric Co., Inc.	95,186	3,419,081
Gorman-Rupp Co.	42,213	1,476,189
IDEX Corp.	136,550	8,106,973

	Shares	Value*

Lindsay Corp.	25,989	$1,975,684
Roper Industries, Inc.	12,315	1,523,365
Watts Water Technologies, Inc., Class A	83,551	4,328,777
Xylem, Inc.	67,820	1,680,580

		59,489,159

Total Common Stock (cost—$166,134,741)		182,390,709

	Principal Amount (000s)

Repurchase Agreements—5.5%
State Street Bank and Trust Co., dated 8/30/13, zero coupon, due 9/3/13, proceeds $10,733,000; collateralized by Freddie Mac, 2.23%, due 1/10/23, valued at $10,950,363 including accrued interest (cost—$10,733,000)	$10,733	10,733,000

Total Investments (cost—$176,867,741) (a)—99.5%		193,123,709

Other assets less liabilities—0.5%		978,437

Net Assets—100.0%		$194,102,146

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $97,521,451, representing 50.2% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Fair-Valued—Security with a value of $41,756, representing less than 0.05% of net assets.
(c)	Affiliated security.
(d)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI Global Water Fund

August 31, 2013 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets as of August 31, 2013 were as follows:

Water Utilities	30.7%
Machinery	30.5%
Industrial Conglomerates	5.9%
Building Products	5.8%
Multi-Utilities	5.7%
Electronic Equipment, Instruments & Components	4.5%
Electrical Equipment	3.4%
Construction & Engineering	2.3%
Commercial Services & Supplies	2.3%
Household Durables	1.1%
Professional Services	1.0%
Chemicals	0.8%
Repurchase Agreements	5.5%
Other assets less liabilities	0.5%

100.0%

Schedule of Investments

AllianzGI High Yield Bond Fund

August 31, 2013 (unaudited)

	Principal Amount (000s)	Value*

CORPORATE BONDS & NOTES—96.8%

Advertising—0.5%
Affinion Group, Inc.,
11.50%, 10/15/15	$2,395	$2,077,663

Aerospace & Defense—2.9%
AAR Corp.,
7.25%, 1/15/22	3,165	3,339,075
Erickson Air-Crane, Inc. (a)(b),
8.25%, 5/1/20	2,441	2,416,590
TransDigm, Inc.,
7.75%, 12/15/18	2,905	3,122,875
Triumph Group, Inc.,
8.00%, 11/15/17	2,295	2,415,487

		11,294,027

Apparel & Textiles—1.0%
Quiksilver, Inc. (a)(b),
7.875%, 8/1/18	2,915	3,020,669
10.00%, 8/1/20	1,000	1,017,500

		4,038,169

Auto Components—5.9%
American Axle & Manufacturing, Inc.,
6.625%, 10/15/22	1,665	1,710,787
7.75%, 11/15/19	1,980	2,187,900
Chassix, Inc. (a)(b),
9.25%, 8/1/18	2,440	2,555,900
Commercial Vehicle Group, Inc.,
7.875%, 4/15/19	3,435	3,435,000
Cooper-Standard Automotive, Inc.,
8.50%, 5/1/18	3,750	4,031,250
Goodyear Tire & Rubber Co.,
8.25%, 8/15/20	4,030	4,463,225
Titan International, Inc.,
7.875%, 10/1/17	2,305	2,454,825
7.875%, 10/1/17 (a)(b)	1,860	1,980,900

		22,819,787

Auto Manufacturers—2.4%
Chrysler Group LLC,
8.25%, 6/15/21	3,305	3,643,762
Jaguar Land Rover Automotive PLC (a)(b),
7.75%, 5/15/18	2,310	2,512,125
Navistar International Corp.,
8.25%, 11/1/21	3,245	3,240,944

		9,396,831

Banking—1.1%
Ally Financial, Inc.,
8.00%, 3/15/20	2,940	3,399,375
8.30%, 2/12/15	1,000	1,082,500

		4,481,875

Building Materials—1.0%
Louisiana-Pacific Corp.,
7.50%, 6/1/20	3,540	3,832,050

Chemicals—0.6%
Omnova Solutions, Inc.,
7.875%, 11/1/18	2,260	2,384,300

Coal—0.8%
Arch Coal, Inc. (a)(b),
9.875%, 6/15/19	3,415	2,988,125

Commercial Services—11.0%
Avis Budget Car Rental LLC,
9.75%, 3/15/20	500	576,250

	Principal Amount (000s)	Value*

Cardtronics, Inc.,
8.25%, 9/1/18	$2,690	$2,898,475
Cenveo Corp.,
11.50%, 5/15/17	3,610	3,411,450
Deluxe Corp.,
7.00%, 3/15/19	1,650	1,761,375
Envision Healthcare Corp.,
8.125%, 6/1/19	3,206	3,482,518
ExamWorks Group, Inc.,
9.00%, 7/15/19	3,695	3,999,837
H&E Equipment Services, Inc.,
7.00%, 9/1/22	3,380	3,608,150
Harland Clarke Holdings Corp.,
9.50%, 5/15/15	265	266,325
9.75%, 8/1/18 (a)(b)	2,550	2,722,125
Hertz Corp.,
6.75%, 4/15/19	2,595	2,779,894
Interactive Data Corp.,
10.25%, 8/1/18	3,375	3,763,125
Monitronics International, Inc.,
9.125%, 4/1/20	2,430	2,527,200
9.125%, 4/1/20 (a)(b)	2,500	2,600,000
RR Donnelley & Sons Co.,
7.00%, 2/15/22	2,340	2,357,550
United Rentals North America, Inc.,
8.25%, 2/1/21	1,980	2,197,800
8.375%, 9/15/20	3,610	3,971,000

		42,923,074

Computers—1.8%
j2 Global, Inc.,
8.00%, 8/1/20	4,395	4,757,587
Unisys Corp.,
6.25%, 8/15/17	2,150	2,279,000

		7,036,587

Distribution/Wholesale—0.5%
HD Supply, Inc.,
11.00%, 4/15/20	1,620	1,944,000

Diversified Financial Services—7.6%
Aircastle Ltd.,
9.75%, 8/1/18	2,910	3,230,100
Community Choice Financial, Inc.,
10.75%, 5/1/19	3,275	3,062,125
International Lease Finance Corp.,
8.25%, 12/15/20	3,480	3,880,200
8.75%, 3/15/17	3,550	4,042,562
National Money Mart Co.,
10.375%, 12/15/16	2,599	2,722,453
Nationstar Mortgage LLC,
7.875%, 10/1/20	2,265	2,400,900
9.625%, 5/1/19	2,640	2,970,000
SLM Corp.,
8.45%, 6/15/18	3,750	4,293,750
Springleaf Finance Corp.,
6.90%, 12/15/17	3,055	3,127,556

		29,729,646

Electric Utilities—0.3%
Texas Competitive Electric Holdings Co. LLC (a)(b),
11.50%, 10/1/20	1,490	1,044,863

Electrical Equipment—0.9%
WireCo WorldGroup, Inc.,
9.50%, 5/15/17	3,445	3,582,800

Electronics—1.7%
Kemet Corp.,
10.50%, 5/1/18	3,069	2,946,240
Viasystems, Inc. (a)(b),
7.875%, 5/1/19	3,550	3,798,500

		6,744,740

Engineering & Construction—0.6%
Dycom Investments, Inc.,
7.125%, 1/15/21	2,175	2,300,063

Schedule of Investments

AllianzGI High Yield Bond Fund

August 31, 2013 (unaudited) (continued)

	Principal Amount (000s)	Value*

Healthcare-Products—1.0%
Kinetic Concepts, Inc.,
10.50%, 11/1/18	$3,695	$4,092,213

Healthcare-Services—1.3%
Community Health Systems, Inc.,
7.125%, 7/15/20	1,500	1,516,875
8.00%, 11/15/19	3,195	3,370,725

		4,887,600

Home Builders—3.6%
Beazer Homes USA, Inc.,
7.25%, 2/1/23	2,000	2,030,000
9.125%, 5/15/19	2,280	2,422,500
Brookfield Residential Properties, Inc. (a)(b),
6.50%, 12/15/20	2,695	2,769,112
KB Home,
8.00%, 3/15/20	2,215	2,408,813
Standard Pacific Corp.,
8.375%, 5/15/18	3,115	3,535,525
William Lyon Homes, Inc.,
8.50%, 11/15/20	680	724,200

		13,890,150

Household Products/Wares—2.0%
ACCO Brands Corp.,
6.75%, 4/30/20	1,500	1,488,750
Jarden Corp.,
7.50%, 5/1/17	930	1,039,275
Reynolds Group Issuer, Inc.,
7.125%, 4/15/19	2,000	2,137,500
9.875%, 8/15/19	3,115	3,325,262

		7,990,787

Internet—1.6%
Mood Media Corp. (a)(b),
9.25%, 10/15/20	3,120	3,042,000
Zayo Group LLC,
8.125%, 1/1/20	3,005	3,275,450

		6,317,450

Iron/Steel—1.3%
AK Steel Corp.,
8.375%, 4/1/22	1,800	1,530,000
ArcelorMittal,
10.35%, 6/1/19	2,980	3,546,200

		5,076,200

Lodging—2.8%
Caesars Entertainment Operating Co., Inc.,
11.25%, 6/1/17	2,745	2,834,212
12.75%, 4/15/18	2,495	1,665,413
MGM Resorts International,
11.375%, 3/1/18	3,550	4,455,250
Wynn Las Vegas LLC,
7.75%, 8/15/20	1,670	1,874,575

		10,829,450

Media—5.7%
Cablevision Systems Corp.,
8.625%, 9/15/17	2,960	3,381,800
Cambium Learning Group, Inc.,
9.75%, 2/15/17	1,045	987,525
Clear Channel Worldwide Holdings, Inc.,
6.50%, 11/15/22	2,315	2,326,575
McClatchy Co.,
9.00%, 12/15/22	3,650	3,869,000
McGraw-Hill Global Education Holdings LLC (a)(b),
9.75%, 4/1/21	3,745	3,969,700
Media General, Inc.,
11.75%, 2/15/17	3,210	3,547,050
Nexstar Broadcasting, Inc. (a)(b),
6.875%, 11/15/20	2,780	2,821,700

	Principal Amount (000s)	Value*

Sinclair Television Group, Inc. (a)(b),
9.25%, 11/1/17	$1,205	$1,277,300

		22,180,650

Mining—0.6%
Thompson Creek Metals Co., Inc.,
7.375%, 6/1/18	2,735	2,345,263

Miscellaneous Manufacturing—1.0%
Park-Ohio Industries, Inc.,
8.125%, 4/1/21	3,680	4,020,400

Oil & Gas—11.3%
BreitBurn Energy Partners L.P.,
8.625%, 10/15/20	2,745	2,923,425
Carrizo Oil & Gas, Inc.,
8.625%, 10/15/18	3,615	3,949,387
Chesapeake Energy Corp.,
6.625%, 8/15/20	3,205	3,453,387
Concho Resources, Inc.,
7.00%, 1/15/21	3,100	3,417,750
CVR Refining LLC (a)(b),
6.50%, 11/1/22	3,045	2,938,425
Endeavour International Corp.,
12.00%, 3/1/18	3,270	3,384,450
Energy XXI Gulf Coast, Inc.,
9.25%, 12/15/17	2,990	3,341,325
EP Energy LLC,
9.375%, 5/1/20	3,325	3,674,125
EV Energy Partners L.P.,
8.00%, 4/15/19	1,335	1,341,675
Hercules Offshore, Inc. (a)(b),
8.75%, 7/15/21	2,790	2,978,325
Laredo Petroleum, Inc.,
7.375%, 5/1/22	2,810	2,978,600
Northern Oil and Gas, Inc.,
8.00%, 6/1/20	3,195	3,258,900
Pioneer Energy Services Corp.,
9.875%, 3/15/18	1,080	1,173,150
United Refining Co.,
10.50%, 2/28/18	1,664	1,855,360
Vanguard Natural Resources LLC,
7.875%, 4/1/20	3,275	3,332,313

		44,000,597

Pharmaceuticals—0.8%
Endo Health Solutions, Inc.,
7.00%, 12/15/20	2,855	2,940,650

Pipelines—0.1%
Tesoro Logistics L.P. (a)(b),
6.125%, 10/15/21	350	350,875

Real Estate Investment Trust—1.0%
iStar Financial, Inc.,
7.125%, 2/15/18	3,580	3,866,400

Retail—6.2%
Bon-Ton Department Stores, Inc. (a)(b),
8.00%, 6/15/21	1,345	1,308,013
Brown Shoe Co., Inc.,
7.125%, 5/15/19	3,530	3,706,500
Claire’s Stores, Inc. (a)(b),
9.00%, 3/15/19	3,110	3,479,313
DineEquity, Inc.,
9.50%, 10/30/18	3,600	4,023,000
Fifth & Pacific Cos., Inc.,
10.50%, 4/15/19	3,840	4,209,600
Sonic Automotive, Inc.,
7.00%, 7/15/22	3,265	3,546,606
Toys R Us, Inc.,
10.375%, 8/15/17	3,750	3,698,437

		23,971,469

Semiconductors—2.4%
Advanced Micro Devices, Inc.,
8.125%, 12/15/17	3,195	3,330,787
Freescale Semiconductor, Inc. (a)(b),
9.25%, 4/15/18	2,745	2,978,325

Schedule of Investments

AllianzGI High Yield Bond Fund

August 31, 2013 (unaudited) (continued)

	Principal Amount (000s)	Value*

NXP BV (a)(b),
9.75%, 8/1/18	$2,655	$2,947,050

		9,256,162

Software—1.3%
First Data Corp.,
10.625%, 6/15/21 (a)(b)	3,305	3,300,869
12.625%, 1/15/21	1,640	1,781,450

		5,082,319

Telecommunications—10.8%
Cincinnati Bell, Inc.,
8.75%, 3/15/18	4,340	4,524,450
Clearwire Communications LLC (a)(b),
12.00%, 12/1/15	2,500	2,643,750
Consolidated Communications Finance Co.,
10.875%, 6/1/20	3,000	3,465,000
Cricket Communications, Inc.,
7.75%, 10/15/20	3,620	4,126,800
EarthLink, Inc.,
7.375%, 6/1/20 (a)(b)	3,390	3,330,675
8.875%, 5/15/19	3,477	3,372,690
Hughes Satellite Systems Corp.,
7.625%, 6/15/21	3,260	3,512,650
Intelsat Jackson Holdings S.A.,
7.25%, 4/1/19	3,695	3,981,362
MetroPCS Wireless, Inc.,
6.625%, 11/15/20	1,250	1,301,563
NII Capital Corp.,
8.875%, 12/15/19	3,260	2,746,550
NII International Telecom SCA (a)(b),
7.875%, 8/15/19	1,040	985,400
Sprint Communications, Inc.,
6.00%, 11/15/22	1,235	1,160,900
11.50%, 11/15/21	3,085	4,041,350
West Corp.,
7.875%, 1/15/19	1,340	1,443,850
Windstream Corp.,
7.50%, 6/1/22	1,500	1,500,000

		42,136,990

Transportation—1.4%
Quality Distribution LLC,
9.875%, 11/1/18	1,265	1,385,175
Swift Services Holdings, Inc.,
10.00%, 11/15/18	3,505	3,890,550

		5,275,725

Total Corporate Bonds & Notes (cost—$367,070,501)		377,129,950

Repurchase Agreements—1.7%
State Street Bank and Trust Co., dated 8/30/13, zero coupon, due 9/3/13, proceeds $6,698,000; collateralized by Fannie Mae, 2.22%, due 12/27/22, valued at $6,835,725 including accrued interest (cost—$6,698,000)	6,698	6,698,000

Total Investments (cost—$373,768,501)—98.5%		383,827,950

Other assets less liabilities—1.5%		5,737,468

Net Assets—100.0%		$389,565,418

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $67,778,129, representing 17.4% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

Schedule of Investments

AllianzGI International Small-Cap Fund

August 31, 2013 (unaudited)

	Shares	Value*

COMMON STOCK—96.5%

Australia—0.5%
BlueScope Steel Ltd. (c)	119,000	$526,313

Austria—1.6%
Schoeller-Bleckmann Oilfield Equipment AG	15,419	1,629,149

China—3.5%
China Everbright International Ltd. (b)	1,229,000	1,158,627
China Machinery Engineering Corp., Class H	1,059,000	600,023
Golden Wheel Tiandi Holdings Co., Ltd.	1,604,000	210,309
Sunny Optical Technology Group Co., Ltd.	539,000	578,091
Tiangong International Co., Ltd. (b)	3,848,000	929,726

		3,476,776

Denmark—6.1%
Jyske Bank A/S (c)	37,706	1,736,551
Pandora A/S	35,094	1,263,427
SimCorp A/S (b)	62,484	1,963,357
Topdanmark A/S (c)	45,274	1,145,450

		6,108,785

Finland—1.8%
Vacon PLC (b)	26,618	1,839,194

France—3.6%
Sartorius Stedim Biotech	14,305	2,258,346
Virbac S.A.	7,492	1,372,390

		3,630,736

Germany—7.0%
Aareal Bank AG (b)(c)	62,106	1,683,991
Gerry Weber International AG	22,413	1,007,011
MTU Aero Engines Holding AG	14,002	1,258,240
United Internet AG (b)	48,189	1,664,427
Wirecard AG	45,340	1,418,033

		7,031,702

Greece—0.9%
Hellenic Telecommunications Organization S.A. (c)	97,987	883,630

Hong Kong—3.0%
Emperor International Holdings	2,156,000	548,824
Future Bright Holdings Ltd.	1,332,000	390,732
Ju Teng International Holdings Ltd.	1,686,000	935,855
Techtronic Industries Co.	253,000	616,394
Tongda Group Holdings Ltd.	8,730,000	515,719

		3,007,524

Ireland—2.6%
Glanbia PLC	97,180	1,283,347
Paddy Power PLC	15,988	1,285,793

		2,569,140

Italy—5.4%
De’Longhi SpA	97,463	1,447,696
Mediolanum SpA	172,074	1,197,564
Yoox SpA (c)	89,420	2,766,846

		5,412,106

Japan—26.4%
Aica Kogyo Co., Ltd.	82,200	1,486,093
Anritsu Corp.	102,000	1,237,962
COOKPAD, Inc.	44,200	1,113,036
Don Quijote Co., Ltd.	26,500	1,372,199
Enplas Corp.	7,000	513,418
Kakaku.com, Inc.	66,000	1,207,233
Kusuri No Aoki Co., Ltd.	11,700	835,975
KYB Co., Ltd.	216,000	1,287,394
Nichiha Corp.	102,600	1,314,528
Paramount Bed Holdings Co., Ltd.	45,800	1,276,401

	Shares	Value*

Rohto Pharmaceutical Co., Ltd.	91,000	$1,274,479
Ship Healthcare Holdings, Inc.	34,500	1,244,319
Suruga Bank Ltd.	89,000	1,392,254
Tadano Ltd.	155,000	2,153,319
Taiheiyo Cement Corp.	481,000	1,792,549
Takuma Co., Ltd.	116,000	1,002,001
Tatsuta Electric Wire and Cable Co., Ltd.	67,600	558,784
THK Co., Ltd.	23,400	451,313
Tokyo Tatemono Co., Ltd.	169,000	1,427,528
Toshiba Plant Systems & Services Corp.	87,000	1,394,804
TS Tech Co., Ltd.	40,500	1,355,379
UT Holdings Co., Ltd.	168,100	669,180

		26,360,148

Korea (Republic of)—0.9%
Hyundai Department Store Co., Ltd.	2,780	370,504
Modetour Network, Inc.	15,680	336,698
Silicon Works Co., Ltd.	6,250	135,449

		842,651

Malaysia—0.3%
Gamuda Bhd.	181,000	246,089

Netherlands—2.6%
Nutreco NV	31,968	1,504,396
Unit 4 NV (b)	31,726	1,111,606

		2,616,002

Norway—2.6%
Schibsted ASA	32,326	1,582,152
Storebrand ASA (c)	183,084	1,022,592

		2,604,744

Philippines—0.5%
Alliance Global Group, Inc.	216,000	125,295
Century Properties Group, Inc.	6,352,000	174,836
Global-Estate Resorts, Inc. (c)	6,222,000	201,336

		501,467

Singapore—0.6%
Courts Asia Ltd.	964,000	550,385

Spain—1.2%
Melia Hotels International S.A.	134,394	1,210,351

Sweden—5.1%
Axis Communications AB	47,891	1,305,786
Betsson AB (c)	56,579	1,513,071
Trelleborg AB, Class B	70,748	1,193,135
Wallenstam AB, Class B	85,356	1,105,536

		5,117,528

Switzerland—2.6%
Burckhardt Compression Holding AG (b)	3,625	1,465,358
GAM Holding AG (c)	64,047	1,128,603

		2,593,961

Taiwan—1.2%
GeoVision, Inc.	107,000	560,916
Kinsus Interconnect Technology Corp.	178,000	647,984

		1,208,900

United Kingdom—16.5%
Aveva Group PLC (b)	30,291	1,089,974
Barratt Developments PLC (c)	279,844	1,317,485
Elementis PLC	229,929	882,693
Hikma Pharmaceuticals PLC	96,752	1,520,157
IG Group Holdings PLC	161,649	1,423,472
Michael Page International PLC	259,376	1,857,865
Restaurant Group PLC	224,731	1,880,479
Rotork PLC (b)	40,131	1,686,177
Senior PLC	173,626	725,751
Spectris PLC (b)	24,307	836,700
Spirax-Sarco Engineering PLC (b)	45,501	2,097,941

Schedule of Investments

AllianzGI International Small-Cap Fund

August 31, 2013 (unaudited) (continued)

	Shares	Value*

Victrex PLC	49,102	$1,193,125

		16,511,819

Total Common Stock (cost—$81,264,528)		96,479,100

	Principal Amount (000s)

Repurchase Agreements—2.7%
State Street Bank and Trust Co., dated 8/30/13, zero coupon, due 9/3/13, proceeds $2,677,000; collateralized by Fannie Mae, 2.22%, due 12/27/22, valued at $2,730,600 including accrued interest (cost—$2,677,000)	$2,677	2,677,000

Total Investments (cost—$83,941,528) (a)—99.2%		99,156,100

Other assets less liabilities—0.8%		826,871

Net Assets—100.0%		$99,982,971

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $87,154,164, representing 87.2% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Affiliated security.
(c)	Non-income producing.

Schedule of Investments

AllianzGI International Small-Cap Fund

August 31, 2013 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets as of August 31, 2013 were as follows:

Machinery	10.8%
Hotels, Restaurants & Leisure	6.7%
Electronic Equipment, Instruments & Components	5.1%
Pharmaceuticals	4.2%
Software	4.2%
Real Estate Management & Development	3.7%
Health Care Equipment & Supplies	3.5%
Household Durables	3.3%
Insurance	3.3%
Commercial Banks	3.1%
Internet Software & Services	2.9%
Building Products	2.8%
Food Products	2.8%
Internet & Catalog Retail	2.8%
Media	2.7%
Auto Components	2.7%
Electrical Equipment	2.4%
Textiles, Apparel & Luxury Goods	2.3%
Construction & Engineering	2.3%
Chemicals	2.1%
Professional Services	1.9%
Construction Materials	1.8%
Multi-line Retail	1.8%
Thrifts & Mortgage Finance	1.7%
Energy Equipment & Services	1.6%
Metals & Mining	1.4%
Semiconductors & Semiconductor Equipment	1.4%
Diversified Financial Services	1.4%
IT Services	1.4%
Communications Equipment	1.3%
Aerospace & Defense	1.2%
Health Care Providers & Services	1.2%
Commercial Services & Supplies	1.2%
Capital Markets	1.1%
Diversified Telecommunication Services	0.9%
Food & Staples Retailing	0.8%
Specialty Retail	0.6%
Industrial Conglomerates	0.1%
Repurchase Agreements	2.7%
Other assets less liabilities	0.8%

100.0%

Schedule of Investments

AllianzGI Micro Cap Fund

August 31, 2013 (unaudited)

	Shares	Value*

COMMON STOCK—96.2%

Aerospace & Defense—0.6%
Astronics Corp. (b)	5,000	$232,650

Air Freight & Logistics—0.9%
XPO Logistics, Inc. (b)	14,600	335,216

Auto Components—2.2%
Gentherm, Inc. (b)	16,600	277,718
Stoneridge, Inc. (b)	23,400	291,096
Tower International, Inc. (b)	14,000	286,720

		855,534

Biotechnology—6.3%
Array BioPharma, Inc. (b)	31,500	176,715
Coronado Biosciences, Inc. (b)	10,700	87,205
Exact Sciences Corp. (b)	17,900	207,103
Insys Therapeutics, Inc. (b)	11,400	319,314
Keryx Biopharmaceuticals, Inc. (b)	21,700	185,101
Ligand Pharmaceuticals, Inc., Class B (b)	10,900	524,181
Orexigen Therapeutics, Inc. (b)	30,900	211,974
Raptor Pharmaceutical Corp. (b)	13,100	177,374
Repligen Corp. (b)	32,300	315,248
Sangamo Biosciences, Inc. (b)	19,400	191,478

		2,395,693

Building Products—2.6%
Builders FirstSource, Inc. (b)	43,300	245,944
Patrick Industries, Inc. (b)	15,200	411,616
PGT, Inc. (b)	33,000	335,940

		993,500

Capital Markets—4.1%
Cowen Group, Inc., Class A (b)	74,600	241,704
HFF, Inc., Class A	18,200	418,600
ICG Group, Inc. (b)	24,300	304,236
Investment Technology Group, Inc. (b)	21,400	363,800
Medley Capital Corp.	17,849	234,714

		1,563,054

Chemicals—0.8%
Landec Corp. (b)	24,100	318,120

Commercial Banks—2.6%
Banner Corp.	10,600	363,156
Eagle Bancorp, Inc. (b)	12,430	316,717
First Merchants Corp.	18,500	315,980

		995,853

Communications Equipment—2.8%
CalAmp Corp. (b)	28,400	465,476
Calix, Inc. (b)	27,900	358,515
ShoreTel, Inc. (b)	53,200	261,212

		1,085,203

Computers & Peripherals—1.4%
Datalink Corp. (b)	28,700	376,257
Silicon Graphics International Corp. (b)	10,800	159,192

		535,449

Construction & Engineering—1.2%
Great Lakes Dredge & Dock Corp.	32,800	220,744
Orion Marine Group, Inc. (b)	23,500	230,770

		451,514

Diversified Consumer Services—0.7%
Carriage Services, Inc.	16,200	285,444

Diversified Telecommunication Services—1.9%
8x8, Inc. (b)	41,400	382,950

	Shares	Value*

inContact, Inc. (b)	43,000	$349,590

		732,540

Electrical Equipment—1.3%
Coleman Cable, Inc.	11,500	218,960
PowerSecure International, Inc. (b)	18,600	285,510

		504,470

Electronic Equipment, Instruments & Components—2.6%
Fabrinet (b)	17,400	242,904
Measurement Specialties, Inc. (b)	6,100	288,774
Methode Electronics, Inc.	19,200	458,688

		990,366

Energy Equipment & Services—0.7%
Matrix Service Co. (b)	17,800	277,502

Food Products—1.0%
Boulder Brands, Inc. (b)	23,800	370,328

Health Care Equipment & Supplies—9.4%
Anika Therapeutics, Inc. (b)	17,800	411,892
Antares Pharma, Inc. (b)	60,300	265,320
Cantel Medical Corp.	14,775	382,673
Cardiovascular Systems, Inc. (b)	13,700	281,124
Cynosure, Inc., Class A (b)	12,900	296,055
Endologix, Inc. (b)	19,200	303,744
ICU Medical, Inc. (b)	2,000	142,960
Spectranetics Corp. (b)	23,300	367,907
Staar Surgical Co. (b)	26,000	329,940
SurModics, Inc. (b)	12,500	247,500
TearLab Corp. (b)	22,700	298,278
Trinity Biotech PLC ADR	13,500	256,905

		3,584,298

Health Care Providers & Services—4.2%
AMN Healthcare Services, Inc. (b)	36,500	496,400
Capital Senior Living Corp. (b)	21,700	451,794
Five Star Quality Care, Inc. (b)	54,100	280,779
Providence Service Corp. (b)	14,400	386,496

		1,615,469

Health Care Technology—2.1%
HealthStream, Inc. (b)	10,100	334,815
Merge Healthcare, Inc. (b)	46,000	121,900
Omnicell, Inc. (b)	15,600	339,144

		795,859

Hotels, Restaurants & Leisure—2.0%
AFC Enterprises, Inc. (b)	13,000	532,350
Jamba, Inc. (b)	19,220	246,977

		779,327

Household Durables—1.6%
Libbey, Inc. (b)	14,600	346,312
M/I Homes, Inc. (b)	13,900	260,347

		606,659

Insurance—2.8%
eHealth, Inc. (b)	11,700	323,739
HCI Group, Inc.	11,700	407,979
Stewart Information Services Corp.	11,000	336,490

		1,068,208

Internet Software & Services—5.9%
Blucora, Inc. (b)	14,100	282,282
Brightcove, Inc. (b)	25,700	240,295
Internap Network Services Corp. (b)	38,600	281,394
IntraLinks Holdings, Inc. (b)	20,355	159,176
Points International Ltd. (b)	12,700	275,463
SPS Commerce, Inc. (b)	8,900	554,826
support.com, Inc. (b)	38,800	199,432

Schedule of Investments

AllianzGI Micro Cap Fund

August 31, 2013 (unaudited) (continued)

	Shares	Value*

Zix Corp. (b)	63,000	$271,530

		2,264,398

IT Services—1.5%
Computer Task Group, Inc.	8,900	159,132
Virtusa Corp. (b)	15,100	397,432

		556,564

Leisure Equipment & Products—1.5%
Arctic Cat, Inc.	6,200	332,816
Nautilus, Inc. (b)	35,600	224,636

		557,452

Life Sciences Tools & Services—1.6%
Albany Molecular Research, Inc. (b)	28,600	314,886
Cambrex Corp. (b)	22,100	301,223

		616,109

Machinery—1.1%
Manitex International, Inc. (b)	22,700	228,362
Wabash National Corp. (b)	19,600	204,232

		432,594

Media—2.7%
Carmike Cinemas, Inc. (b)	18,400	322,552
Entravision Communications Corp., Class A	43,900	229,597
MDC Partners, Inc., Class A	11,700	261,846
ReachLocal, Inc. (b)	18,800	206,424

		1,020,419

Oil, Gas & Consumable Fuels—2.4%
Gastar Exploration Ltd. (b)	57,500	181,125
Penn Virginia Corp. (b)	34,500	165,945
StealthGas, Inc. (b)	25,900	229,992
Synergy Resources Corp. (b)	35,000	327,600

		904,662

Paper & Forest Products—0.8%
Neenah Paper, Inc. (a)	8,100	296,460

Pharmaceuticals—2.0%
AcelRx Pharmaceuticals, Inc. (b)	16,200	160,542
AVANIR Pharmaceuticals, Inc., Class A (b)	47,300	241,230
Depomed, Inc. (b)	26,900	192,873
Endocyte, Inc. (b)	12,400	178,064

		772,709

Professional Services—2.1%
Barrett Business Services, Inc.	7,800	501,306
GP Strategies Corp. (b)	11,600	292,784

		794,090

Road & Rail—3.8%
Arkansas Best Corp.	13,400	333,392
Celadon Group, Inc.	13,100	237,634
Roadrunner Transportation Systems, Inc. (b)	12,000	325,440
Saia, Inc. (b)	18,100	543,181

		1,439,647

Semiconductors & Semiconductor Equipment—4.6%
Ambarella, Inc. (b)	15,400	220,836
Ceva, Inc. (b)	15,300	277,389
Exar Corp. (b)	26,800	327,496
FormFactor, Inc. (b)	45,000	273,150
PDF Solutions, Inc. (b)	29,200	579,620
Rudolph Technologies, Inc. (b)	5,900	61,065

		1,739,556

Software—3.6%
Actuate Corp. (b)	38,400	266,880
Ellie Mae, Inc. (b)	6,500	188,760
Monotype Imaging Holdings, Inc.	12,000	309,000
PROS Holdings, Inc. (b)	13,000	426,400

	Shares	Value*

Seachange International, Inc. (b)	20,300	$203,000

		1,394,040

Specialty Retail—1.5%
Big 5 Sporting Goods Corp.	11,100	185,703
Christopher & Banks Corp. (b)	27,400	151,796
Kirkland’s, Inc. (b)	12,600	245,826

		583,325

Textiles, Apparel & Luxury Goods—1.1%
Movado Group, Inc.	9,700	413,317

Thrifts & Mortgage Finance—1.4%
BofI Holding, Inc. (b)	8,500	550,545

Trading Companies & Distributors—2.8%
Aceto Corp.	25,000	367,500
DXP Enterprises, Inc. (b)	4,900	333,102
H&E Equipment Services, Inc.	15,000	361,200

		1,061,802

Total Common Stock (cost—$26,140,515)		36,769,945

	Units

WARRANTS—0.0%

Oil, Gas & Consumable Fuels—0.0%
Magnum Hunter Resources Corp., expires 10/14/13 (b) (cost—$0)	9,960	1,170

	Principal Amount (000s)

Repurchase Agreements—4.2%
State Street Bank and Trust Co., dated 8/30/13, zero coupon, due 9/3/13, proceeds $1,616,000; collateralized by Fannie Mae, 2.22%, due 12/27/22, valued at $1,651,275 including accrued interest (cost—$1,616,000)	$1,616	1,616,000

Total Investments (cost—$27,756,515)—100.4%		38,387,115

Liabilities in excess of other assets—(0.4)%		(140,714)

Net Assets—100.0%		$38,246,401

Notes to Schedule of Investments:

(a)	Affiliated security.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI Multi-Asset Real Return Fund

August 31, 2013 (unaudited)

	Shares	Value*

MUTUAL FUNDS (d)(e)—47.1%

AllianzGI Global Commodity Equity	83,903	$1,444,806
PIMCO Commodity RealReturn Strategy	170,111	983,242

Total Mutual Funds (cost—$2,364,947)		2,428,048

COMMON STOCK—26.2%

Australia—2.3%
CFS Retail Property Trust Group REIT	4,280	7,673
Dexus Property Group REIT	9,690	8,832
Federation Centres REIT	2,930	5,929
Goodman Group REIT	2,778	11,387
GPT Group REIT	3,240	10,206
Lend Lease Group	1,120	9,504
Mirvac Group REIT	5,641	8,220
Stockland REIT	3,686	12,192
Westfield Group REIT	3,419	33,628
Westfield Retail Trust REIT	5,032	13,025

		120,596

Austria—0.2%
IMMOFINANZ AG (f)	2,020	7,956

Canada—1.0%
Brookfield Asset Management, Inc., Class A	848	29,329
Brookfield Office Properties, Inc.	450	7,199
First Capital Realty, Inc.	157	2,505
H&R Real Estate Investment Trust REIT	220	4,284
RioCan REIT	320	7,155

		50,472

France—1.1%
Fonciere Des Regions REIT	60	4,637
Gecina S.A. REIT	50	5,953
ICADE REIT	60	5,217
Klepierre REIT	164	6,505
Unibail-Rodamco SE REIT	154	34,578

		56,890

Hong Kong—3.6%
Cheung Kong Holdings Ltd.	2,296	32,724
Hang Lung Properties Ltd.	3,871	12,056
Henderson Land Development Co., Ltd.	2,156	12,596
Hysan Development Co., Ltd.	1,450	6,284
Kerry Properties Ltd.	1,052	4,252
Link REIT	3,821	17,506
New World Development Co., Ltd.	7,830	10,924
Sino Land Co., Ltd.	5,271	7,029
Sun Hung Kai Properties Ltd.	2,610	33,757
Swire Pacific Ltd., Class A	1,100	12,578
Swire Properties Ltd.	1,993	5,564
Wharf Holdings Ltd.	2,649	21,611
Wheelock & Co., Ltd.	1,556	7,936

		184,817

Japan—3.7%
Aeon Mall Co., Ltd.	130	3,380
Daito Trust Construction Co., Ltd.	110	10,040
Daiwa House Industry Co., Ltd.	836	14,937
Hulic Co., Ltd.	325	3,984
Japan Prime Realty Investment Corp. REIT	1	2,862
Japan Real Estate Investment Corp. REIT	1	10,605
Japan Retail Fund Investment Corp. REIT	3	5,503
Mitsubishi Estate Co., Ltd.	1,721	44,460
Mitsui Fudosan Co., Ltd.	1,156	36,189
Nippon Building Fund, Inc. REIT	1	10,853
Nomura Real Estate Holdings, Inc.	200	4,550
Nomura Real Estate Office Fund, Inc. REIT	1	4,270
NTT Urban Development Corp.	2	2,350
Sumitomo Realty & Development Co., Ltd.	490	21,415
Tokyo Tatemono Co., Ltd.	562	4,747
Tokyu Land Corp.	604	5,563
United Urban Investment Corp. REIT	4	5,148

		190,856

	Shares	Value*

Netherlands—0.1%
Corio NV REIT	150	$5,892

Singapore—1.2%
Ascendas Real Estate Investment Trust REIT	4,520	7,697
CapitaCommercial Trust REIT	3,940	4,171
CapitaLand Ltd.	4,675	11,134
CapitaMall Trust REIT	5,170	7,520
CapitaMalls Asia Ltd.	3,240	4,546
City Developments Ltd.	651	5,075
Global Logistic Properties Ltd.	4,700	9,901
Keppel Land Ltd.	1,600	4,213
UOL Group Ltd.	1,110	5,551

		59,808

Switzerland—0.2%
Swiss Prime Site AG (f)	110	8,078

United Kingdom—0.9%
British Land Co. PLC REIT	1,494	12,922
Hammerson PLC REIT	1,081	8,106
Intu Properties PLC REIT	1,220	5,782
Land Securities Group PLC REIT	1,241	16,957
Segro PLC REIT	1,150	5,201

		48,968

United States—11.9%
American Capital Agency Corp. REIT	750	17,070
American Tower Corp. REIT	672	46,697
Annaly Capital Management, Inc. REIT	1,723	20,107
AvalonBay Communities, Inc. REIT	195	24,161
Boston Properties, Inc. REIT	246	25,215
Brookfield Property Partners L.P.	70	1,336
Camden Property Trust REIT	131	8,095
CBRE Group, Inc., Class A (f)	429	9,382
Digital Realty Trust, Inc. REIT	210	11,676
Duke Realty Corp. REIT	519	7,572
Equity Residential REIT	539	27,969
Federal Realty Investment Trust REIT	107	10,412
General Growth Properties, Inc. REIT	747	14,327
HCP, Inc. REIT	760	30,955
Health Care REIT, Inc. REIT	463	28,447
Host Hotels & Resorts, Inc. REIT	1,111	18,920
Kimco Realty Corp. REIT	638	12,779
Liberty Property Trust REIT	250	8,650
Macerich Co. REIT	215	12,100
Plum Creek Timber Co., Inc. REIT	257	11,388
Prologis, Inc. REIT	807	28,439
Public Storage REIT	229	34,961
Rayonier, Inc. REIT	197	10,882
Realogy Holdings Corp. (f)	178	7,535
Realty Income Corp. REIT	300	11,850
Regency Centers Corp. REIT	142	6,752
Simon Property Group, Inc. REIT	506	73,689
SL Green Realty Corp. REIT	137	11,945
UDR, Inc. REIT	379	8,562
Ventas, Inc. REIT	477	29,698
Vornado Realty Trust REIT	251	20,406
Weyerhaeuser Co. REIT	860	23,547

		615,524

Total Common Stock (cost—$1,409,961)		1,349,857

	Principal Amount (000s)

U.S. TREASURY OBLIGATIONS (c)—21.4%

U.S. Treasury Inflation Indexed Bonds,
2.125%, 2/15/40	$65	75,387
2.375%, 1/15/25	121	142,002
3.875%, 4/15/29	85	119,781
U.S. Treasury Inflation Indexed Notes,
0.625%, 7/15/21	215	219,537
2.375%, 1/15/17 (g)	496	547,037

Total U.S. Treasury Obligations (cost—$1,199,727)		1,103,744

	Shares

EXCHANGE-TRADED FUNDS—5.1%

iPath Dow Jones-UBS Commodity Index Total Return (f)	4,500	173,070
Market Vectors Gold Miners	3,000	84,390
Schwab U.S. TIPS	100	5,321

Total Exchange-Traded Funds (cost—$258,990)		262,781

RIGHTS—0.0%

Hong Kong—0.0%
New Hotel, expires 12/31/13 (b)(f) (cost—$0)	98	—

Total Investments (cost—$5,233,625) (a)—99.8%		5,144,430

Other assets less liabilities—0.2%		8,114

Net Assets—100.0%		$5,152,544

Schedule of Investments

AllianzGI Multi-Asset Real Return Fund

August 31, 2013 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $683,861, representing 13.3% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Fair-Valued—Security with a value of $0.
(c)	Inflationary Bonds—Principal amount of security is adjusted for inflation/deflation.
(d)	Affiliated fund.
(e)	Institutional Class share.
(f)	Non-income producing.
(g)	All or partial amount segregated for the benefit of the counterparty as collateral for derivatives.
(h)	Futures contracts outstanding at August 31, 2013:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: E-mini Materials	5	$213	9/20/13	$(3,012)
Short: 10-Year U.S. Treasury Note	(4)	(497)	12/19/13	(2,570)
Dow Jones U.S. Real Estate Index	(8)	(194)	9/20/13	11,012
Japanese Yen	(1)	(127)	9/16/13	(2,666)

				$2,764

Glossary:

REIT—Real Estate Investment Trust

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Multi-Asset Real Return Fund

August 31, 2013 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets as of August 31, 2013 were as follows:

Mutual Funds	47.1%
U.S. Treasury Obligations	21.4%
Real Estate Investment Trust	17.5%
Real Estate Management & Development	8.7%
Exchange-Traded Funds	5.1%
Other assets less liabilities	0.2%

100.0%

Schedule of Investments

AllianzGI NFJ Emerging Markets Value Fund

August 31, 2013 (unaudited)

	Shares	Value*

COMMON STOCK—85.7%

Brazil—4.7%
Cia de Saneamento Basico do Estado de Sao Paulo	5,000	$41,053
Cia de Saneamento de Minas Gerais	3,500	42,174
Cia Energetica de Minas Gerais	5,324	41,504
Cia Paranaense de Energia	4,800	41,241
Even Construtora e Incorporadora S.A.	12,700	42,636
Grendene S.A.	5,200	41,736
Transmissora Alianca de Energia Eletrica S.A. UNIT	4,500	41,493
Vale S.A.	2,900	41,836

		333,673

Chile—1.8%
Administrada de Fondos de Pensiones Habitat S.A.	30,191	43,785
Inversiones Aguas Metropolitanas S.A.	22,825	42,313
Inversiones La Construccion S.A.	3,368	42,245

		128,343

China—19.1%
Agricultural Bank of China Ltd., Class H	107,000	45,736
Anhui Expressway Co., Class H	87,000	44,930
Anhui Gujing Distillery Co., Ltd., Class B	18,600	39,197
Anxin-China Holdings Ltd.	124,000	47,516
Bank of China Ltd., Class H	105,000	44,163
Bank of Communications Co., Ltd., Class H	67,000	43,992
China Communications Services Corp. Ltd., Class H	66,000	44,331
China Construction Bank Corp., Class H	58,000	42,382
China Merchants Bank Co., Ltd., Class H	24,600	42,330
China Mobile Ltd.	4,200	45,266
China Petroleum & Chemical Corp., Class H	58,000	41,765
China South City Holdings Ltd.	160,000	40,640
Datang International Power Generation Co., Ltd., Class H	101,000	43,415
Giant Interactive Group, Inc. ADR	5,700	42,294
Guangdong Electric Power Development Co., Ltd., Class B	75,300	41,993
Hangzhou Steam Turbine Co., Class B	33,300	43,307
Industrial & Commercial Bank of China Ltd., Class H	66,000	43,158
Kingboard Laminates Holdings Ltd.	109,000	42,194
Luthai Textile Co., Ltd., Class B	38,300	44,963
Shenzhen Expressway Co., Ltd., Class H	124,000	45,661
Shenzhen International Holdings Ltd.	350,000	43,620
Shenzhou International Group Holdings Ltd.	14,500	47,111
Skyworth Digital Holdings Ltd.	82,000	44,315
Springland International Holdings Ltd.	78,000	41,395
TCL Multimedia Technology Holdings Ltd.	81,000	36,106
Tianjin Port Development Holdings Ltd.	330,000	49,224
TPV Technology Ltd.	214,000	42,106
Travelsky Technology Ltd., Class H	54,000	43,335
Wasion Group Holdings Ltd.	72,000	44,251
Xinhua Winshare Publishing and Media Co., Ltd., Class H	88,000	44,095
Zhejiang Expressway Co., Ltd., Class H	52,000	43,524

		1,348,315

	Shares	Value*

Czech Republic—0.6%
Philip Morris CR AS	77	$42,660

Egypt—0.6%
Eastern Tobacco	3,172	41,775

Hong Kong—3.7%
Emperor International Holdings	166,000	42,256
Hutchison Telecommunications Hong Kong Holdings Ltd.	94,000	40,645
MGM China Holdings Ltd.	15,600	46,685
NagaCorp Ltd.	52,000	43,222
Pacific Textile Holdings Ltd.	37,000	43,325
SITC International Holdings Co., Ltd.	122,000	44,702

		260,835

Hungary—0.6%
EGIS Pharmaceuticals PLC	474	44,243

India—0.6%
Tata Motors Ltd. ADR	1,862	41,560

Indonesia—2.3%
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	465,900	33,216
Bank Pembangunan Daerah Jawa Timur Tbk PT	1,270,500	35,393
Malindo Feedmill Tbk PT	189,000	44,401
Surya Semesta Internusa Tbk PT	749,000	47,799

		160,809

Korea (Republic of)—13.7%
Dongbu Insurance Co., Ltd.	1,066	45,129
Dongwon Industries Co., Ltd.	163	42,256
Global & Yuasa Battery Co., Ltd.	950	42,484
GS Home Shopping, Inc.	219	41,707
Hanwha Corp.	1,530	44,741
Hyundai Marine & Fire Insurance Co., Ltd.	1,660	44,178
Hyundai Mobis	180	45,058
Hyundai Motor Co.	217	48,390
Kia Motors Corp.	750	45,122
Korea District Heating Corp.	540	42,380
Korean Reinsurance Co.	4,160	43,755
KT Corp.	1,344	43,596
KT Skylife Co., Ltd.	1,490	44,137
KT&G Corp.	624	40,760
LIG Insurance Co., Ltd.	1,990	43,980
Meritz Fire & Marine Insurance Co., Ltd.	3,790	43,567
Samsung Electronics Co., Ltd.	39	47,814
SeAH Steel Corp.	450	39,807
Sindoh Co., Ltd.	784	43,706
SK Holdings Co., Ltd.	260	43,620
Soulbrain Co., Ltd.	1,110	46,749
Tongyang Life Insurance	4,810	46,509

		969,445

Malaysia—1.3%
Kossan Rubber Industries	23,100	45,711
UOA Development Bhd.	66,700	45,689

		91,400

Mexico—1.0%
Industrias Bachoco S.A.B. de C.V., Ser. B	8,873	28,178
Value Grupo Financiero S.A.B. de C.V.	7,000	44,270

		72,448

Schedule of Investments

AllianzGI NFJ Emerging Markets Value Fund

August 31, 2013 (unaudited) (continued)

	Shares	Value*

Peru—0.7%
Intercorp Financial Services, Inc.	1,495	$46,644

Philippines—0.6%
First Philippine Holdings Corp.	24,150	43,300

Poland—0.6%
Asseco Poland S.A.	3,017	42,667

Russian Federation—7.8%
Acron JSC (b)	1,393	42,062
Aeroflot - Russian Airlines OJSC (b)	26,688	39,054
Bashneft OAO (b)	731	41,616
CTC Media, Inc.	4,000	42,880
Gazprom OAO (b)	10,501	41,489
Globaltrans Investment PLC GDR	2,785	37,068
Lukoil OAO (b)	743	42,951
Mobile Telesystems OJSC (b)	5,092	44,018
Rosneft OAO (b)	6,110	45,296
Sistema JSFC (b)	46,946	42,591
Surgutneftegas OAO ADR	5,640	43,902
Tatneft OAO (b)	7,284	45,681
VimpelCom Ltd. ADR	4,300	46,139

		554,747

Singapore—1.7%
Boustead Singapore Ltd.	40,900	41,776
Cambridge Industrial Trust REIT	78,000	39,323
Lippo Malls Indonesia Retail Trust REIT	127,000	42,688

		123,787

South Africa—4.9%
Aveng Ltd.	16,312	43,217
Fountainhead Property Trust UNIT REIT	58,323	42,437
Imperial Holdings Ltd.	2,110	42,694
Lewis Group Ltd.	7,586	42,595
S.A. Corporate Real Estate Fund Nominees Pty Ltd. UNIT REIT	114,794	42,874
Sasol Ltd.	960	44,949
Telkom S.A. SOC Ltd. (c)	20,462	45,574
Vukile Property Fund Ltd. UNIT	28,641	42,510

		346,850

Taiwan—10.6%
AmTRAN Technology Co., Ltd.	66,000	42,304
Chicony Electronics Co., Ltd.	19,150	44,181
China Synthetic Rubber Corp.	45,000	43,379
Gigabyte Technology Co., Ltd.	49,000	44,103
Grand Pacific Petrochemical	65,000	44,410
Hey Song Corp.	35,000	35,525
Hon Hai Precision Industry Co., Ltd. GDR	8,624	45,793
Inventec Corp.	62,000	50,283
King Yuan Electronics Co., Ltd.	62,000	45,696
King’s Town Bank	53,000	44,868
Lite-On Technology Corp.	27,129	45,847
Micro-Star International Co., Ltd.	76,000	44,328
Pou Chen Corp.	42,000	45,748
Sinyi Realty Co.	26,000	42,878
Taiwan Semiconductor Manufacturing Co., Ltd.	13,000	43,100
Transcend Information, Inc.	15,000	44,095
Tripod Technology Corp.	20,000	39,386

		745,924

	Shares	Value*

Thailand—4.9%
Bangchak Petroleum PCL (b)	42,300	$41,559
Delta Electronics Thailand PCL (b)	28,900	39,121
Delta Electronics Thailand PCL NVDR	4,100	5,572
MBK PCL (b)	8,700	41,635
MBK PCL NVDR	400	1,920
PTT Exploration & Production PCL (b)	8,600	44,357
PTT Global Chemical PCL (b)	20,500	43,717
PTT PCL (b)	4,100	41,527
PTT PCL NVDR	200	2,026
Thai Oil PCL (b)	22,500	37,933
Thanachart Capital PCL (b)	38,400	38,312
Thanachart Capital PCL NVDR	5,700	5,687

		343,366

Turkey—3.3%
Aygaz AS	9,990	38,845
Cimsa Cimento Sanayi VE Tica	7,740	38,080
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	44,189	37,226
Soda Sanayii AS	33,843	37,538
Torunlar Gayrimenkul Yatirim Ortakligi AS REIT	28,886	41,119
Turk Traktor ve Ziraat Makineleri AS	1,430	37,535

		230,343

Ukraine—0.5%
MHP S.A. GDR	2,305	34,575

United States—0.1%
Tonly Electronics Holdings Ltd. (c)	8,100	4,387

Total Common Stock (cost—$6,408,364)		6,052,096

	Units

WARRANTS (c)—5.0%

India—5.0%
Aurobindo Pharma Ltd., expires 8/4/15	16,921	46,702
Hexaware Technologies Ltd., expires 5/6/16	22,527	43,928
Jammu & Kashmir Band Ltd., expires 6/30/15	2,434	41,329
Mphasis Ltd., expires 8/13/18	6,983	44,691
Oil & Natural Gas Corp. Ltd., expires 5/13/15	11,836	44,858
Oil India Ltd., expires 9/18/19	6,903	45,698
Tata Chemicals Ltd., expires 6/9/16	11,671	44,000
United Phosphorus Ltd., expires 5/24/16	20,242	41,091

Total Warrants (cost—$415,684)		352,297

Schedule of Investments

AllianzGI NFJ Emerging Markets Value Fund

August 31, 2013 (unaudited) (continued)

	Shares	Value*

PREFERRED STOCK—4.2%

Brazil—3.6%
Banco ABC Brasil S.A.	8,500	$42,572
Banco Daycoval S.A.	13,600	45,201
Cia Energetica do Ceara, Class A	2,500	41,912
Itausa - Investimentos Itau S.A.	12,300	43,097
Petroleo Brasileiro S.A.	6,000	42,248
Telefonica Brasil S.A.	2,050	39,936

		254,966

Russian Federation—0.6%
AK Transneft OAO (b)	19	43,736

Total Preferred Stock (cost—$377,678)		298,702

RIGHTS—0.0%

China—0.0%
China Merchants Bank (b)(c) (cost—$0)	4,280	972

	Principal Amount (000s)

Repurchase Agreements—6.6%
State Street Bank and Trust Co., dated 8/30/13, zero coupon, due 9/3/13, proceeds $469,000; collateralized by Freddie Mac, 2.23%, due 1/10/23, valued at $481,688 including accrued interest (cost—$469,000)	$469	469,000

Total Investments (cost—$7,670,726) (a)—101.5%		7,173,067

Liabilities in excess of other assets—(1.5)%		(106,897)

Net Assets—100.0%		$7,066,170

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $4,022,576, representing 56.9% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Fair-Valued—Securities with an aggregate value of $757,627, representing 10.7% of net assets.
(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

NVDR—Non-Voting Depository Receipt

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI NFJ Emerging Markets Value Fund

August 31, 2013 (unaudited) (continued)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2013 were as follows:

Oil, Gas & Consumable Fuels	8.4%
Commercial Banks	6.0%
Chemicals	5.4%
Electronic Equipment, Instruments & Components	3.9%
Computers & Peripherals	3.8%
Insurance	3.8%
Real Estate Management & Development	3.6%
Transportation Infrastructure	3.2%
Textiles, Apparel & Luxury Goods	3.2%
Electric Utilities	3.0%
Real Estate Investment Trust	3.0%
Semiconductors & Semiconductor Equipment	2.6%
Wireless Telecommunication Services	2.6%
Diversified Financial Services	2.5%
Diversified Telecommunication Services	2.5%
Household Durables	2.4%
Food Products	2.1%
Automobiles	1.9%
IT Services	1.8%
Tobacco	1.8%
Water Utilities	1.7%
Construction & Engineering	1.3%
Pharmaceuticals	1.3%
Hotels, Restaurants & Leisure	1.2%
Banking	1.2%
Auto Components	1.2%
Media	1.2%
Distributors	1.2%
Independent Power Producers & Energy Traders	1.2%
Software	1.2%
Metals & Mining	1.2%
Gas Utilities	1.2%
Beverages	1.1%
Health Care Equipment & Supplies	0.7%
Marine	0.6%
Capital Markets	0.6%
Pipelines	0.6%
Office Electronics	0.6%
Industrial Conglomerates	0.6%
Electrical Equipment	0.6%
Holding Companies-Diversified	0.6%
Specialty Retail	0.6%
Oil & Gas	0.6%
Energy Equipment & Services	0.6%
Internet & Catalog Retail	0.6%
Multi-line Retail	0.6%
Telecommunications	0.6%
Airlines	0.6%
Construction Materials	0.6%
Machinery	0.5%
Health Care Providers & Services	0.5%
Road & Rail	0.5%
Repurchase Agreements	6.6%
Liabilities in excess of other assets	(1.5)%

100.0%

Schedule of Investments

AllianzGI NFJ Global Dividend Value Fund

August 31, 2013 (unaudited)

	Shares	Value*

COMMON STOCK—97.0%

Brazil—4.1%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	98,400	$839,352
Cia Energetica de Minas Gerais ADR	95,277	757,452
Vale S.A. ADR	83,800	1,207,558

		2,804,362

Canada—1.3%
Barrick Gold Corp.	48,000	919,200

France—4.5%
Total S.A.	56,000	3,101,051

Germany—2.0%
Siemens AG	13,300	1,408,683

Hong Kong—1.5%
First Pacific Co., Ltd.	962,600	997,951

Israel—3.1%
Israel Chemicals Ltd.	116,800	808,372
Teva Pharmaceutical Industries Ltd. ADR	35,200	1,345,344

		2,153,716

Japan—5.9%
ITOCHU Corp.	119,400	1,344,113
Mizuho Financial Group, Inc.	651,200	1,319,915
Sega Sammy Holdings, Inc.	57,200	1,361,393

		4,025,421

Korea (Republic of)—6.4%
POSCO	4,500	1,299,711
SK Telecom Co., Ltd.	15,633	3,113,216

		4,412,927

Russian Federation—3.5%
Lukoil OAO ADR	21,100	1,216,626
Sberbank of Russia ADR	116,300	1,223,476

		2,440,102

South Africa—4.4%
Sasol Ltd. ADR	64,000	2,995,840

Spain—3.9%
Banco Santander S.A.	192,942	1,363,373
Enagas S.A.	59,300	1,347,100

		2,710,473

Switzerland—3.8%
Credit Suisse Group AG (b)	49,129	1,416,115
Zurich Insurance Group AG (b)	4,900	1,218,552

		2,634,667

United Kingdom—10.2%
AstraZeneca PLC	54,300	2,673,591
BAE Systems PLC	217,300	1,464,957
TESCO PLC	246,800	1,402,552
Vodafone Group PLC	460,300	1,482,864

		7,023,964

United States—42.4%
Altria Group, Inc.	38,400	1,300,992
Annaly Capital Management, Inc. REIT	93,200	1,087,644
Axis Capital Holdings Ltd.	32,900	1,414,371
CA, Inc.	47,800	1,398,150
Cisco Systems, Inc.	109,900	2,561,769
ConocoPhillips	22,600	1,498,380
Ensco PLC, Class A	23,600	1,311,216
Ford Motor Co.	102,600	1,661,094
HollyFrontier Corp.	29,200	1,298,816

	Shares	Value*

Intel Corp.	58,700	$1,290,226
JPMorgan Chase & Co.	29,900	1,510,847
Microsoft Corp.	44,100	1,472,940
Northrop Grumman Corp.	17,000	1,568,590
Pfizer, Inc.	49,000	1,382,290
PNC Financial Services Group, Inc.	20,500	1,481,535
Seagate Technology PLC	32,200	1,233,904
SLM Corp.	67,200	1,612,128
Staples, Inc.	92,800	1,290,848
Wal-Mart Stores, Inc.	18,700	1,364,726
Xerox Corp.	144,600	1,443,108

		29,183,574

Total Common Stock (cost—$63,886,981)		66,811,931

	Principal Amount (000s)

Repurchase Agreements—2.3%
State Street Bank and Trust Co., dated 8/30/13, zero coupon, due 9/3/13, proceeds $1,556,000; collateralized by Fannie Mae, 2.22%, due 12/27/22, valued at $1,591,313 including accrued interest (cost—$1,556,000)	$1,556	1,556,000

Total Investments (cost—$65,442,981) (a)—99.3%		68,367,931

Other assets less liabilities—0.7%		453,692

Net Assets—100.0%		$68,821,623

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $27,123,509, representing 39.4% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI NFJ Global Dividend Value Fund

August 31, 2013 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets as of August 31, 2013 were as follows:

Oil, Gas & Consumable Fuels	14.7%
Pharmaceuticals	7.8%
Commercial Banks	7.8%
Wireless Telecommunication Services	6.7%
Metals & Mining	5.0%
Aerospace & Defense	4.4%
Software	4.1%
Food & Staples Retailing	4.0%
Insurance	3.9%
Communications Equipment	3.7%
Diversified Financial Services	3.7%
Automobiles	2.4%
Consumer Finance	2.3%
Office Electronics	2.1%
Capital Markets	2.0%
Industrial Conglomerates	2.0%
Leisure Equipment & Products	2.0%
Trading Companies & Distributors	2.0%
Gas Utilities	1.9%
Energy Equipment & Services	1.9%
Tobacco	1.9%
Specialty Retail	1.9%
Semiconductors & Semiconductor Equipment	1.9%
Computers & Peripherals	1.8%
Real Estate Investment Trust	1.6%
Water Utilities	1.2%
Chemicals	1.2%
Electric Utilities	1.1%
Repurchase Agreements	2.3%
Other assets less liabilities	0.7%

100.0%

Schedule of Investments

AllianzGI NFJ International Small-Cap Value Fund

August 31, 2013 (unaudited)

	Shares	Value*

COMMON STOCK—96.4%

Australia—6.1%
Beach Energy Ltd.	56,000	$69,062
Bendigo and Adelaide Bank Ltd.	5,100	45,719
Cabcharge Australia Ltd.	16,700	61,321
Charter Hall Retail REIT	10,600	34,621
Mermaid Marine Australia Ltd.	22,000	75,176
Myer Holdings Ltd.	36,400	88,729
Primary Health Care Ltd.	21,700	99,363
SP AusNet	81,900	84,000

		557,991

Austria—1.2%
EVN AG	3,300	41,696
RHI AG	2,100	66,114

		107,810

Belgium—0.8%
Barco NV	1,000	71,596

Brazil—0.8%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	8,300	70,799

Canada—9.7%
Aimia, Inc.	5,600	85,172
Atco Ltd., Class I	1,400	57,566
Cogeco, Inc.	2,500	109,181
Cott Corp.	7,800	62,322
Genworth MI Canada, Inc.	2,300	61,469
Horizon North Logistics, Inc.	9,800	63,547
Linamar Corp.	2,600	80,965
Methanex Corp.	1,000	46,490
Norbord, Inc.	2,900	72,878
ShawCor Ltd.	1,600	63,541
Sherritt International Corp.	9,700	33,890
Total Energy Services, Inc.	5,000	75,999
Transcontinental, Inc., Class A	5,800	75,384

		888,404

China—6.0%
CP Pokphand Co., Ltd.	815,400	71,343
Giant Interactive Group, Inc. ADR	10,300	76,426
Guangdong Investment Ltd.	118,000	97,716
Guangshen Railway Co., Ltd., Class H	223,400	107,072
REXLot Holdings Ltd.	804,900	56,051
Shougang Fushan Resources Group Ltd.	94,600	31,608
Wasion Group Holdings Ltd.	104,200	64,040
Zhejiang Expressway Co., Ltd., Class H	52,400	43,858

		548,114

Denmark—0.8%
Schouw & Co.	2,100	74,013

Finland—1.2%
Ramirent Oyj	6,400	68,819
Tieto Oyj	2,200	43,761

		112,580

France—4.1%
Groupe Steria SCA	3,400	51,149
Ipsen S.A.	1,800	66,598
Neopost S.A.	500	35,016
Saft Groupe S.A.	2,400	58,350
Valeo S.A.	1,200	90,321
Vicat S.A.	1,100	71,673

		373,107

Germany—2.6%
Indus Holding AG	2,200	70,993
Leoni AG	1,000	54,888
Norma Group SE (b)	1,400	56,322

	Shares	Value*

Software AG	2,000	$61,257

		243,460

Greece—1.0%
Costamare, Inc.	5,400	92,232

Hong Kong—5.2%
First Pacific Co., Ltd.	78,900	81,798
Giordano International Ltd.	44,500	42,697
Great Eagle Holdings Ltd.	21,000	71,757
Johnson Electric Holdings Ltd.	149,400	97,921
Shun Tak Holdings Ltd.	143,600	74,066
Singamas Container Holdings Ltd.	257,500	57,849
Yue Yuen Industrial Holdings Ltd.	18,000	55,070

		481,158

Ireland—0.7%
C&C Group PLC	10,900	60,356

Israel—0.7%
Elbit Systems Ltd.	1,400	62,944

Italy—0.7%
Recordati SpA	5,900	66,375

Japan—14.5%
Ain Pharmaciez, Inc.	1,400	58,221
Air Water, Inc.	3,200	42,755
Canon Electronics, Inc.	2,400	42,079
Daiichikosho Co., Ltd.	1,400	37,633
Daikyo, Inc.	24,200	69,887
Higo Bank Ltd.	5,900	31,453
Idemitsu Kosan Co., Ltd.	1,100	91,209
Japan Aviation Electronics Industry Ltd.	6,400	63,096
Japan Petroleum Exploration Co.	1,500	66,625
Kaken Pharmaceutical Co., Ltd.	5,300	80,842
Kato Sangyo Co., Ltd.	3,500	69,418
KYORIN Holdings, Inc.	3,400	72,640
Mitsubishi Gas Chemical Co., Inc.	5,500	44,039
Namco Bandai Holdings, Inc.	4,200	66,808
Nippon Soda Co., Ltd.	7,800	44,889
NS Solutions Corp.	3,600	68,903
Sumitomo Forestry Co., Ltd.	8,000	75,851
Suruga Bank Ltd.	2,200	34,415
Toho Holdings Co., Ltd.	5,300	86,785
Tosoh Corp.	22,700	80,554
Toyo Suisan Kaisha Ltd.	2,100	63,001
Yokohama Rubber Co., Ltd.	5,000	43,835

		1,334,938

Korea (Republic of)—0.6%
SFA Engineering Corp.	1,200	53,827

Luxembourg—0.7%
Ternium S.A. ADR	2,800	69,328

Netherlands—1.2%
Aalberts Industries NV	2,900	72,255
Sligro Food Group NV	1,100	41,986

		114,241

New Zealand—1.1%
Infratil Ltd.	18,500	33,955
Telecom Corp. of New Zealand Ltd.	39,000	68,397

		102,352

Norway—2.7%
Ekornes ASA	3,900	61,815
Leroy Seafood Group ASA	2,600	64,145
Petroleum Geo-Services ASA	4,200	53,754
TGS Nopec Geophysical Co. ASA	2,500	73,577

		253,291

Panama—0.8%
Banco Latinoamericano de Comercio Exterior S.A.	3,100	74,648

Schedule of Investments

AllianzGI NFJ International Small-Cap Value Fund

August 31, 2013 (unaudited) (continued)

	Shares	Value*

Russian Federation—0.6%
CTC Media, Inc.	5,300	$56,816

Singapore—1.9%
First Resources Ltd.	56,000	80,196
Lippo Malls Indonesia Retail Trust REIT	105,100	35,326
UOL Group Ltd.	11,500	57,511

		173,033

Spain—2.0%
Construcciones y Auxiliar de Ferrocarriles S.A.	200	88,854
Duro Felguera S.A.	5,400	36,018
Grupo Catalana Occidente S.A.	2,200	56,996

		181,868

Sweden—1.6%
Loomis AB, Class B	3,400	73,127
Saab AB, Class B	4,000	73,342

		146,469

Switzerland—2.1%
AMS AG	600	47,074
BKW AG	2,600	85,507
Helvetia Holding AG	150	64,283

		196,864

Taiwan—1.6%
Gigabyte Technology Co., Ltd.	79,300	71,375
King Yuan Electronics Co., Ltd.	100,000	73,703

		145,078

United Kingdom—22.5%
Bank of Georgia Holdings PLC	2,300	62,485
Beazley PLC	21,800	67,309
Berendsen PLC	7,800	104,009
Bodycote PLC	8,200	79,801
Carillion PLC	10,600	47,133
Catlin Group Ltd.	5,100	36,931
DCC PLC	1,900	75,449
Debenhams PLC	65,000	107,983
Ferrexpo PLC	19,500	50,257
Go-Ahead Group PLC	2,100	48,281
Greene King PLC	6,200	80,115
Inchcape PLC	8,800	80,281
Intermediate Capital Group PLC	5,700	38,671
Interserve PLC	9,700	83,988
JD Wetherspoon PLC	4,100	45,127
Kcom Group PLC	48,900	64,126
Laird PLC	18,200	60,782
Marston’s PLC	36,500	88,334
Mondi PLC	5,700	87,857
Morgan Advanced Materials PLC	23,300	106,285
Premier Oil PLC	11,700	65,320
RPC Group PLC	10,300	71,717
Soco International PLC (c)	10,500	64,790
Synthomer PLC	21,100	73,719
TalkTalk Telecom Group PLC	24,300	89,725
Tullett Prebon PLC	15,100	80,011
United Drug PLC	17,300	91,213
WH Smith PLC	6,200	81,426
William Hill PLC	6,300	40,550

		2,073,675

United States—0.9%
Maiden Holdings Ltd.	6,500	85,020

Total Common Stock (cost—$7,986,307)		8,872,387

PREFERRED STOCK—1.6%

Germany—1.6%
Hornbach Holding AG	1,000	72,030
Jungheinrich AG	1,300	70,509

Total Preferred Stock (cost—$108,784)		142,539

	Shares	Value*

Total Investments (cost—$8,095,091) (a)—98.0%		$9,014,926

Other assets less liabilities—2.0%		185,213

Net Assets—100.0%		$9,200,139

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $6,954,805, representing 75.6% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Affiliated security.
(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI NFJ International Small-Cap Value Fund

August 31, 2013 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets as of August 31, 2013 were as follows:

Machinery	6.2%
Commercial Services & Supplies	4.1%
Electronic Equipment, Instruments & Components	4.0%
Oil, Gas & Consumable Fuels	3.8%
Chemicals	3.7%
Hotels, Restaurants & Leisure	3.4%
Insurance	3.3%
Industrial Conglomerates	3.2%
Media	3.1%
Pharmaceuticals	3.1%
Food Products	3.1%
Health Care Providers & Services	3.0%
Auto Components	3.0%
Energy Equipment & Services	2.9%
Commercial Banks	2.7%
Electric Utilities	2.7%
Diversified Telecommunication Services	2.4%
Real Estate Management & Development	2.2%
Multi-line Retail	2.2%
Specialty Retail	2.1%
Metals & Mining	1.9%
Water Utilities	1.9%
Marine	1.8%
IT Services	1.8%
Food & Staples Retailing	1.7%
Paper & Forest Products	1.7%
Electrical Equipment	1.7%
Road & Rail	1.7%
Construction Materials	1.5%
Aerospace & Defense	1.5%
Software	1.4%
Household Durables	1.4%
Construction & Engineering	1.4%
Beverages	1.4%
Semiconductors & Semiconductor Equipment	1.3%
Capital Markets	1.3%
Diversified Financial Services	0.9%
Distributors	0.9%
Containers & Packaging	0.8%
Computers & Peripherals	0.8%
Real Estate Investment Trust	0.8%
Trading Companies & Distributors	0.7%
Leisure Equipment & Products	0.7%
Thrifts & Mortgage Finance	0.7%
Multi-Utilities	0.6%
Textiles, Apparel & Luxury Goods	0.6%
Transportation Infrastructure	0.5%
Office Electronics	0.4%
Other assets less liabilities	2.0%

100.0%

Schedule of Investments

AllianzGI NFJ International Value II Fund

August 31, 2013 (unaudited)

	Shares	Value*

COMMON STOCK—98.5%

Australia—1.2%
AMP Ltd.	7,600	$31,881
SP AusNet	15,700	16,103

		47,984

Austria—1.5%
EVN AG	1,975	24,954
OMV AG	700	32,306

		57,260

Brazil—2.2%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	5,700	48,621
Vale S.A. ADR	2,600	37,466

		86,087

Canada—7.5%
Atco Ltd., Class I	1,000	41,118
Barrick Gold Corp.	800	15,274
Canadian Imperial Bank of Commerce	500	39,049
Cogeco Cable, Inc.	700	32,139
Genworth MI Canada, Inc.	1,300	34,743
Manulife Financial Corp.	2,800	45,909
Power Financial Corp.	1,400	42,134
Suncor Energy, Inc.	1,200	40,644

		291,010

China—3.0%
China Petroleum & Chemical Corp., Class H	56,010	40,332
CNOOC Ltd.	22,300	44,093
Guangdong Investment Ltd.	40,600	33,621

		118,046

Denmark—1.0%
Carlsberg A/S, Class B	400	38,769

France—7.1%
Arkema S.A.	400	40,417
AXA S.A.	2,200	47,949
Christian Dior S.A.	225	38,553
Cie Generale des Etablissements Michelin	400	38,286
Sanofi	600	57,502
Valeo S.A.	700	52,687

		275,394

Germany—2.8%
Deutsche Boerse AG	500	35,053
Muenchener Rueckversicherungs AG	200	36,444
Talanx AG	1,200	38,218

		109,715

Hong Kong—3.6%
First Pacific Co., Ltd.	45,100	46,756
Jardine Strategic Holdings Ltd.	1,000	32,381
Wheelock & Co., Ltd.	6,300	32,133
Yue Yuen Industrial Holdings Ltd.	9,300	28,453

		139,723

India—1.9%
Sterlite Industries India Ltd. ADR	6,400	38,400
Tata Motors Ltd. ADR	1,600	35,712

		74,112

Ireland—1.0%
C&C Group PLC	7,200	39,869

Israel—1.9%
Israel Chemicals Ltd. ADR	2,900	20,416

	Shares	Value*

Teva Pharmaceutical Industries Ltd. ADR	1,400	$53,508

		73,924

Japan—17.7%
Asahi Group Holdings Ltd.	2,300	56,905
Central Japan Railway Co.	400	45,541
Chiba Bank Ltd.	4,600	31,343
Daiichikosho Co., Ltd.	1,400	37,633
Daiwa Securities Group, Inc.	3,600	28,799
Hoya Corp.	1,400	29,681
Idemitsu Kosan Co., Ltd.	400	33,167
Isuzu Motors Ltd.	4,200	25,424
Japan Airlines Co., Ltd.	600	31,742
Kaken Pharmaceutical Co., Ltd.	1,800	27,456
KDDI Corp.	1,400	66,554
KYORIN Holdings, Inc.	800	17,092
Marubeni Corp.	5,500	39,726
Mitsui & Co., Ltd.	3,600	49,784
Nippon Telegraph & Telephone Corp.	1,200	60,878
Nissan Motor Co., Ltd.	2,400	23,742
Otsuka Holdings Co., Ltd.	900	27,806
Suruga Bank Ltd.	2,200	34,415
Toyo Suisan Kaisha Ltd.	800	24,000

		691,688

Korea (Republic of)—2.0%
KT Corp. ADR	2,500	40,175
POSCO ADR	500	36,010

		76,185

Mexico—0.9%
America Movil S.A.B. de C.V., Ser. L ADR	1,900	36,670

Netherlands—0.9%
Aalberts Industries NV	1,400	34,882

Norway—3.4%
Leroy Seafood Group ASA	1,000	24,671
Statoil ASA	2,400	52,654
Telenor ASA	1,300	26,973
Yara International ASA	700	27,669

		131,967

Russian Federation—1.6%
Gazprom OAO ADR	3,400	26,537
Lukoil OAO ADR	600	34,596

		61,133

Singapore—2.2%
First Resources Ltd.	10,100	14,464
Golden Agri-Resources Ltd.	91,600	40,109
UOL Group Ltd.	5,900	29,505

		84,078

South Africa—1.1%
Sasol Ltd. ADR	900	42,129

Spain—2.2%
Duro Felguera S.A.	4,200	28,014
Enagas S.A.	900	20,445
Mapfre S.A.	11,000	37,048

		85,507

Sweden—0.5%
Saab AB, Class B	1,100	20,169

Switzerland—1.3%
Roche Holdings AG	200	49,853

Taiwan—0.9%
Advanced Semiconductor Engineering, Inc. ADR	8,095	34,566

Turkey—0.7%
KOC Holding AS ADR	1,375	27,624

Schedule of Investments

AllianzGI NFJ International Value II Fund

August 31, 2013 (unaudited) (continued)

	Shares	Value*

United Kingdom—27.7%
Aberdeen Asset Management PLC	3,400	$18,579
AstraZeneca PLC	1,100	54,161
Aviva PLC	6,500	38,907
BAE Systems PLC	7,500	50,562
BP PLC	4,800	33,191
BT Group PLC	12,200	61,446
Centrica PLC	4,700	28,130
G4S PLC	7,900	31,797
GlaxoSmithKline PLC	2,400	61,209
Greene King PLC	2,800	36,181
HSBC Holdings PLC	3,700	38,739
Imperial Tobacco Group PLC	1,700	56,209
Inchcape PLC	4,400	40,140
Kingfisher PLC	7,800	46,546
Marks & Spencer Group PLC	7,800	57,020
Mondi PLC	3,400	52,406
Old Mutual PLC	11,437	32,098
Reckitt Benckiser Group PLC	600	40,776
Rio Tinto PLC	900	40,635
Royal Dutch Shell PLC, Class A	1,800	58,216
Sage Group PLC	6,464	34,509
Smith & Nephew PLC	3,100	36,070
TESCO PLC	7,800	44,327
Vodafone Group PLC	17,400	56,054
William Hill PLC	5,100	32,826

		1,080,734

United States—0.7%
Ensco PLC, Class A	500	27,780

Total Investments (cost—$3,466,756) (a)—98.5%		3,836,858

Other assets less liabilities—1.5%		59,542

Net Assets—100.0%		$3,896,400

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $2,980,684, representing 76.5% of net assets, were valued utilizing modeling tools provided by a third-party vendor.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI NFJ International Value II Fund

August 31, 2013 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets as of August 31, 2013 were as follows:

Oil, Gas & Consumable Fuels	11.2%
Insurance	9.0%
Pharmaceuticals	9.0%
Diversified Telecommunication Services	5.0%
Metals & Mining	4.3%
Wireless Telecommunication Services	4.0%
Commercial Banks	3.7%
Beverages	3.5%
Food Products	2.6%
Auto Components	2.4%
Trading Companies & Distributors	2.3%
Chemicals	2.2%
Automobiles	2.1%
Water Utilities	2.1%
Diversified Financial Services	2.1%
Aerospace & Defense	1.8%
Media	1.8%
Multi-Utilities	1.8%
Hotels, Restaurants & Leisure	1.7%
Textiles, Apparel & Luxury Goods	1.7%
Machinery	1.6%
Real Estate Management & Development	1.6%
Industrial Conglomerates	1.6%
Multi-line Retail	1.5%
Tobacco	1.4%
Paper & Forest Products	1.4%
Capital Markets	1.2%
Specialty Retail	1.2%
Road & Rail	1.2%
Food & Staples Retailing	1.1%
Electric Utilities	1.1%
Household Products	1.1%
Distributors	1.0%
Health Care Equipment & Supplies	0.9%
Thrifts & Mortgage Finance	0.9%
Semiconductors & Semiconductor Equipment	0.9%
Software	0.9%
Commercial Services & Supplies	0.8%
Airlines	0.8%
Electronic Equipment, Instruments & Components	0.8%
Energy Equipment & Services	0.7%
Gas Utilities	0.5%
Other assets less liabilities	1.5%

100.0%

Schedule of Investments

AllianzGI Redwood Fund

August 31, 2013 (unaudited)

	Shares	Value*

COMMON STOCK (a)—79.4%

Air Freight & Logistics—2.3%
Expeditors International of Washington, Inc.	3,900	$158,184

Beverages—2.1%
Monster Beverage Corp. (b)	2,500	143,475

Building Products—2.6%
Owens Corning (b)	4,800	179,712

Communications Equipment—3.5%
F5 Networks, Inc. (b)	1,300	108,394
Juniper Networks, Inc. (b)	7,000	132,300

		240,694

Energy Equipment & Services—4.6%
Cameron International Corp. (b)	4,000	227,160
Schlumberger Ltd.	1,100	89,034

		316,194

Food & Staples Retailing—3.1%
Walgreen Co.	1,200	57,684
Whole Foods Market, Inc.	3,000	158,250

		215,934

Food Products—3.5%
Mead Johnson Nutrition Co.	3,200	240,096

Health Care Equipment & Supplies—3.4%
Edwards Lifesciences Corp. (b)	2,100	147,798
Thoratec Corp. (b)	2,500	89,325

		237,123

Health Care Providers & Services—10.4%
Express Scripts Holding Co. (b)	3,600	229,968
HCA Holdings, Inc.	6,500	248,235
UnitedHealth Group, Inc.	3,400	243,916

		722,119

Hotels, Restaurants & Leisure—4.9%
Las Vegas Sands Corp.	4,600	259,210
Yum! Brands, Inc.	1,200	84,024

		343,234

Household Durables—1.5%
Lennar Corp., Class A	3,300	104,973

Household Products—2.1%
Procter & Gamble Co.	1,900	147,991

Industrial Conglomerates—3.9%
Danaher Corp.	4,100	268,632

Internet & Catalog Retail—0.9%
Expedia, Inc.	1,400	65,464

Internet Software & Services—2.1%
Akamai Technologies, Inc. (b)	2,000	91,960
eBay, Inc. (b)	1,100	54,989

		146,949

Machinery—1.3%
Deere & Co.	1,100	92,004

Media—2.9%
CBS Corp., Class B	3,900	199,290

Metals & Mining—2.2%
U.S. Steel Corp.	8,400	150,360

Oil, Gas & Consumable Fuels—5.1%
Anadarko Petroleum Corp.	2,300	210,266

	Shares	Value*

EOG Resources, Inc.	900	$141,345

		351,611

Personal Products—2.3%
Estee Lauder Cos., Inc., Class A	2,400	156,864

Pharmaceuticals—3.9%
Allergan, Inc.	2,200	194,436
Bristol-Myers Squibb Co.	1,800	75,042

		269,478

Semiconductors & Semiconductor Equipment—2.0%
Broadcom Corp., Class A	5,500	138,930

Software—5.6%
Citrix Systems, Inc. (b)	2,100	148,617
Oracle Corp.	7,500	238,950

		387,567

Specialty Retail—0.5%
Abercrombie & Fitch Co., Class A	1,000	35,310

Textiles, Apparel & Luxury Goods—2.7%
Coach, Inc.	3,500	184,835

Total Common Stock (cost—$4,888,043)		5,497,023

	Principal Amount (000s)

Repurchase Agreements—35.8%
State Street Bank and Trust Co., dated 8/30/13, zero coupon, due 9/3/13, proceeds $2,481,000; collateralized by U.S. Treasury Notes, 0.25%, due 8/15/15, valued at $2,532,916 including accrued interest (cost—$2,481,000)	$2,481	2,481,000

Total Investments, before options written
(cost—$7,369,043)—115.2%		7,978,023

	Contracts

OPTIONS WRITTEN (b)(c)— (15.5)%

Call Options—(14.6)%
Abercrombie & Fitch Co.,
strike price $31.00, expires 2/22/14	10	(6,275)
Akamai Technologies, Inc.,
strike price $37.00, expires 2/22/14	20	(20,850)
Allergan, Inc.,
strike price $85.00, expires 1/18/14	22	(15,950)
Anadarko Petroleum Corp.,
strike price $77.50, expires 1/18/14	23	(35,822)
Bristol-Myers Squibb Co.,
strike price $37.00, expires 1/18/14	18	(9,540)
Broadcom Corp.,
strike price $30.00, expires 1/18/14	55	(3,217)
Cameron International Corp.,
strike price $47.00, expires 1/18/14	40	(44,000)
CBS Corp.,
strike price $37.00, expires 1/17/15	39	(61,425)
Citrix Systems, Inc.,
strike price $55.00, expires 1/18/14	21	(35,175)
Coach, Inc.,
strike price $50.00, expires 1/18/14	35	(16,800)
Danaher Corp.,
strike price $47.00, expires 1/18/14	41	(76,670)

Schedule of Investments

AllianzGI Redwood Fund

August 31, 2013 (unaudited) (continued)

	Shares	Value*

Deere & Co.,
strike price $80.00, expires 1/18/14	11	$(6,930)
eBay, Inc.,
strike price $45.00, expires 1/18/14	11	(7,425)
Edwards Lifesciences Corp.,
strike price $60.00, expires 1/18/14	21	(25,305)
EOG Resources, Inc.,
strike price $97.50, expires 1/18/14	9	(53,798)
Estee Lauder Cos., Inc.,
strike price $52.50, expires 1/18/14	24	(32,280)
Expedia, Inc.,
strike price $42.00, expires 1/18/14	14	(10,080)
Expeditors International of Washington, Inc.,
strike price $32.50, expires 11/16/13	39	(31,980)
Express Scripts Holding Co.,
strike price $52.50, expires 1/18/14	36	(43,470)
F5 Networks, Inc.,
strike price $80.00, expires 1/18/14	13	(12,480)
HCA Holdings, Inc.,
strike price $33.00, expires 1/18/14	65	(39,975)
Juniper Networks, Inc.,
strike price $18.00, expires 1/18/14	70	(15,295)
Las Vegas Sands Corp.,
strike price $44.25, expires 1/17/15	46	(65,665)
Lennar Corp.,
strike price $35.00, expires 1/18/14	33	(6,798)
Mead Johnson Nutrition Co.,
strike price $70.00, expires 1/18/14	32	(23,520)
Monster Worldwide, Inc.,
strike price $40.00, expires 9/21/13	25	(43,250)
Oracle Corp.,
strike price $30.00, expires 1/18/14	75	(22,350)
Owens Corning,
strike price $25.00, expires 1/18/14	48	(61,200)
Procter & Gamble Co.,
strike price $70.00, expires 1/18/14	19	(16,625)
Schlumberger Ltd.,
strike price $62.50, expires 1/18/14	11	(21,065)
Thoratec Corp.,
strike price $27.00, expires 1/18/14	25	(23,500)
U.S. Steel Corp.,
strike price $20.00, expires 1/18/14	84	(8,988)
UnitedHealth Group, Inc.,
strike price $60.00, expires 1/18/14	34	(42,245)
Walgreen Co.,
strike price $40.00, expires 1/18/14	12	(10,440)
Whole Foods Market, Inc.,
strike price $36.50, expires 1/18/14	30	(49,125)
Yum! Brands, Inc.,
strike price $60.00, expires 10/19/13	12	(12,300)

		(1,011,813)

	Shares	Value*

Put Options—(0.9)%
American Express Co.,
strike price $45.00, expires 1/18/14	76	$(1,064)
AT&T, Inc.,
strike price $32.00, expires 1/18/14	51	(5,483)
Boeing Co.,
strike price $85.00, expires 2/22/14	18	(3,204)
Cardinal Health, Inc.,
strike price $40.00, expires 1/18/14	24	(660)
Caterpillar, Inc.,
strike price $80.00, expires 1/18/14	24	(9,480)
Google, Inc.,
strike price $545.00, expires 1/18/14	9	(697)
Intel Corp.,
strike price $21.00, expires 1/18/14	19	(1,786)
strike price $22.00, expires 1/18/14	18	(2,502)
JPMorgan Chase & Co.,
strike price $42.00, expires 1/18/14	14	(973)
strike price $45.00, expires 6/21/14	16	(4,000)
Lockheed Martin Corp.,
strike price $90.00, expires 1/18/14	10	(525)
Micron Technology, Inc.,
strike price $11.00, expires 10/19/13	64	(1,504)
Morgan Stanley,
strike price $17.00, expires 1/17/15	59	(4,779)
QUALCOMM, Inc.,
strike price $50.00, expires 1/17/15	20	(4,620)
Safeway, Inc.,
strike price $20.00, expires 1/18/14	60	(1,650)
United Continental Holdings,
strike price $27.00, expires 12/21/13	15	(3,360)
strike price $20.00, expires 1/18/14	59	(3,658)
Weight Watchers International, Inc.,
strike price $40.00, expires 1/18/14	21	(12,180)

		(62,125)

Total Options Written (premiums received—$1,299,737)		(1,073,938)

Total Investments, net of options written (cost—$6,069,306)—99.7%		6,904,085

Other assets less other liabilities—0.3%		23,593

Net Assets—100.0%		$6,927,678

Schedule of Investments

AllianzGI Redwood Fund

August 31, 2013 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(b)	Non-income producing.
(c)	Exchange traded-Chicago Board Options Exchange.
(d)	Transactions in options written for the nine months ended August 31, 2013:

	Contracts	Premiums
Options outstanding, November 30, 2012	2,802	$2,119,873
Options written	3,259	2,227,901
Options terminated in closing transactions	(3,053)	(2,202,482)
Options expired	(52)	(8,527)
Options exercised	(1,256)	(837,028)

Options outstanding, August 31, 2013	1,700	$1,299,737

Schedule of Investments

AllianzGI Short Duration High Income Fund

August 31, 2013 (unaudited)

	Principal Amount (000s)	Value*

CORPORATE BONDS & NOTES—80.6%

Aerospace & Defense—3.3%
Spirit Aerosystems, Inc.,
7.50%, 10/1/17	$7,010	$7,334,213
Triumph Group, Inc.,
8.00%, 11/15/17	7,197	7,574,842
8.625%, 7/15/18	340	372,300

		15,281,355

Auto Components—0.4%
American Axle & Manufacturing Holdings, Inc. (a)(c),
9.25%, 1/15/17	1,663	1,783,568

Banking—2.1%
Ally Financial, Inc.,
3.125%, 1/15/16	720	720,311
3.50%, 7/18/16	1,000	1,008,750
4.50%, 2/11/14	1,250	1,264,063
4.625%, 6/26/15	2,500	2,588,652
5.50%, 2/15/17	1,535	1,622,894
CIT Group, Inc.,
4.75%, 2/15/15 (a)(c)	1,615	1,671,525
5.00%, 5/15/17	567	591,098

		9,467,293

Chemicals—0.9%
Ashland, Inc. (a)(c),
3.00%, 3/15/16	3,025	3,077,938
3.875%, 4/15/18	840	831,600

		3,909,538

Coal—2.3%
Cloud Peak Energy Resources LLC,
8.25%, 12/15/17	2,550	2,696,625
CONSOL Energy, Inc.,
8.00%, 4/1/17	7,221	7,654,260

		10,350,885

Commercial Services—5.6%
ADT Corp.,
2.25%, 7/15/17	10,395	9,773,857
Alliance Data Systems Corp. (a)(c),
5.25%, 12/1/17	4,166	4,322,225
Avis Budget Car Rental LLC,
2.764%, 5/15/14 (d)	1,698	1,702,262
4.875%, 11/15/17	8,115	8,277,300
Hertz Corp. (a)(c),
4.25%, 4/1/18	85	83,725
United Rentals North America, Inc.,
5.75%, 7/15/18	1,570	1,683,825

		25,843,194

Containers & Packaging—1.0%
Ardagh Packaging Finance PLC (a)(c),
7.375%, 10/15/17	4,280	4,593,735

Diversified Financial Services—10.5%
Aircastle Ltd.,
6.75%, 4/15/17	8,600	9,159,000
CNH Capital LLC,
3.875%, 11/1/15	2,620	2,685,500
6.25%, 11/1/16	2,000	2,190,000
Ford Motor Credit Co. LLC,
3.875%, 1/15/15	1,300	1,339,058
General Motors Financial Co., Inc.,
2.75%, 5/15/16 (a)(c)	500	499,688
3.25%, 5/15/18 (a)(c)	250	240,625
4.75%, 8/15/17 (a)(c)	5,555	5,756,369
6.75%, 6/1/18	1,725	1,929,844

	Principal Amount (000s)	Value*

International Lease Finance Corp.,
3.875%, 4/15/18	$9,000	$8,611,875
4.875%, 4/1/15	1,900	1,959,375
5.65%, 6/1/14	750	771,562
6.625%, 11/15/13	1,467	1,483,870
National Money Mart Co.,
10.375%, 12/15/16	6,419	6,723,902
SLM Corp.,
3.875%, 9/10/15	1,850	1,891,625
5.00%, 4/15/15	175	180,688
5.00%, 6/15/18	2,220	2,196,124
6.00%, 1/25/17	500	532,500

		48,151,605

Electric Utilities—5.4%
AES Corp.,	300	335,250
7.75%, 10/15/15
Calpine Corp. (a)(c),	11,856	12,419,160
7.25%, 10/15/17
CMS Energy Corp.,	250	253,850
2.75%, 5/15/14
Ipalco Enterprises, Inc. (a)(c),
7.25%, 4/1/16	300	329,250
NRG Energy, Inc.,
7.625%, 1/15/18	10,045	11,175,062

		24,512,572

Electrical Equipment—1.3%
General Cable Corp. (d),
2.649%, 4/1/15	6,167	6,113,039

Electronics—0.5%
NXP BV (a)(c),
3.75%, 6/1/18	2,598	2,523,308

Food & Beverage—3.9%
Constellation Brands, Inc.,
8.375%, 12/15/14	73	79,570
Cott Beverages, Inc.,
8.375%, 11/15/17	6,550	6,910,250
Delhaize Group S.A.,
6.50%, 6/15/17	760	851,331
Stater Bros. Holdings, Inc.,
7.75%, 4/15/15	7,495	7,532,550
Sun Merger Sub, Inc. (a)(c),
5.25%, 8/1/18	2,450	2,465,312

		17,839,013

Healthcare-Services—2.5%
Community Health Systems, Inc.,
5.125%, 8/15/18	3,000	3,075,000
HCA, Inc.,
6.50%, 2/15/16	5,915	6,432,562
7.19%, 11/15/15	880	963,600
Health Management Associates, Inc.,
6.125%, 4/15/16	1,050	1,152,375

		11,623,537

Holding Companies-Diversified—0.2%
Leucadia National Corp.,
8.125%, 9/15/15	860	963,200

Home Builders—2.0%
Lennar Corp.,
4.75%, 12/15/17	350	357,000
Meritage Homes Corp.,
4.50%, 3/1/18	8,695	8,629,787

		8,986,787

Household Products/Wares—0.8%
Jarden Corp.,
7.50%, 5/1/17	695	776,663
Prestige Brands, Inc.,
8.25%, 4/1/18	2,506	2,687,685

		3,464,348

Schedule of Investments

AllianzGI Short Duration High Income Fund

August 31, 2013 (unaudited) (continued)

	Principal Amount (000s)	Value*

Iron/Steel—1.5%
ArcelorMittal,
4.25%, 2/25/15	$4,650	$4,783,688
Commercial Metals Co.,
6.50%, 7/15/17	1,775	1,917,000

		6,700,688

Leisure—0.1%
Royal Caribbean Cruises Ltd.,
7.25%, 6/15/16	230	258,750

Lodging—2.5%
MGM Resorts International,
5.875%, 2/27/14	701	718,525
6.625%, 7/15/15	3,619	3,872,330
6.875%, 4/1/16	6,208	6,720,160

		11,311,015

Machinery-Diversified—0.0%
Case New Holland, Inc.,
7.75%, 9/1/13	150	150,000

Media—6.3%
Allbritton Communications Co.,
8.00%, 5/15/18	1,194	1,295,490
Cablevision Systems Corp.,
7.75%, 4/15/18	5,855	6,455,138
CCO Holdings LLC,
7.25%, 10/30/17	4,860	5,163,750
DISH DBS Corp.,
4.25%, 4/1/18	4,235	4,192,650
4.625%, 7/15/17	6,355	6,466,212
6.625%, 10/1/14	65	68,006
7.00%, 10/1/13	175	175,919
Quebecor Media, Inc.,
7.75%, 3/15/16	459	464,930
Sinclair Television Group, Inc. (a)(c),
9.25%, 11/1/17	4,218	4,471,080

		28,753,175

Mining—4.3%
FMG Resources August 206 Pty Ltd. (a)(c),
7.00%, 11/1/15	12,770	13,216,950
Novelis, Inc.,
8.375%, 12/15/17	6,110	6,583,525

		19,800,475

Miscellaneous Manufacturing—0.8%
Bombardier, Inc. (a)(c),
4.25%, 1/15/16	3,755	3,900,506

Oil & Gas—2.7%
Chesapeake Energy Corp.,
3.25%, 3/15/16	3,125	3,148,437
Sabine Pass LNG L.P.,
7.50%, 11/30/16	8,135	8,999,344

		12,147,781

Paper & Forest Products—1.9%
Boise Paper Holdings LLC,
9.00%, 11/1/17	8,295	8,771,963

Pharmaceuticals—3.3%
Valeant Pharmaceuticals International (a)(c),
6.50%, 7/15/16	11,034	11,475,360
6.75%, 10/1/17	3,500	3,740,625

		15,215,985

Pipelines—1.3%
Targa Resources Partners L.P.,
7.875%, 10/15/18	5,294	5,757,225

Real Estate Investment Trust—2.9%
DuPont Fabros Technology L.P.,
8.50%, 12/15/17	8,785	9,312,100

	Principal Amount (000s)	Value*

Felcor Lodging L.P.,
10.00%, 10/1/14	$278	$300,935
Geo Group, Inc.,
7.75%, 10/15/17	2,719	2,831,159
Host Hotels & Resorts L.P.,
6.75%, 6/1/16	591	599,294

		13,043,488

Retail—0.0%
Limited Brands, Inc.,
5.25%, 11/1/14	125	130,000

Telecommunications—9.9%
CenturyLink, Inc.,
5.15%, 6/15/17	1,010	1,057,975
6.00%, 4/1/17	8,035	8,637,625
Frontier Communications Corp.,
8.25%, 5/1/14	170	176,375
Inmarsat Finance PLC (a)(c),
7.375%, 12/1/17	6,540	6,834,300
Intelsat Luxembourg S.A. (a)(c),
6.75%, 6/1/18	1,730	1,799,200
MetroPCS Wireless, Inc.,
7.875%, 9/1/18	6,325	6,878,437
SBA Communications Corp.,
5.625%, 10/1/19	3,745	3,707,550
Sprint Communications, Inc.,
6.00%, 12/1/16	7,660	8,138,750
8.375%, 8/15/17	6,362	7,173,155
T-Mobile USA, Inc. (a)(c),
5.25%, 9/1/18	1,000	1,014,375

		45,417,742

Transportation—0.4%
AWAS Aviation Capital Ltd. (a)(c),
7.00%, 10/17/16	1,581	1,644,032

Total Corporate Bonds & Notes (cost—$369,599,486)		368,409,802

SENIOR LOANS (a)(b)—11.5%

Commercial Services & Supplies—0.4%
KAR Auction Services, Inc., Term B,
3.75%, 5/19/17	1,780	1,792,271

Energy Equipment & Services—0.1%
Energy Transfer Equity, L.P., Term B,
3.75%, 3/26/17	675	680,344

Financial Services—0.6%
Capital Automotive L.P., Term B,
4.00%, 3/27/19	2,649	2,667,164

Food & Beverage—0.6%
Sprouts Farmers Markets Holdings LLC,
4.00%, 4/12/20	2,571	2,582,679

Insurance—3.1%
Asurion LLC, Term B1,
4.50%, 5/24/19	9,949	9,846,470
Lonestar Intermediate Super Holdings, LLC, Term B,
11.00%, 9/2/19	4,000	4,180,000

		14,026,470

IT Services—0.7%
Blue Coat Systems, Inc.,
4.50%, 5/30/19	3,000	3,009,375

Leisure—0.7%
AMC Entertainment, Inc.,
3.50%, 4/23/20	2,993	2,999,748

Miscellaneous Manufacturing—0.1%
Generac Power Systems, Inc., Term B,
3.50%, 5/31/20	500	496,869

Oil & Gas—1.8%
Chesapeake Energy Corp.,
5.75%, 12/2/17	8,250	8,437,176

Schedule of Investments

AllianzGI Short Duration High Income Fund

August 31, 2013 (unaudited) (continued)

	Principal Amount (000s)	Value*

Retail—1.0%
Neiman Marcus Group, Inc.,
4.00%, 5/16/18	$4,752	$4,758,081

Software—0.6%
First Data Corp.,
4.184%, 3/24/17	3,000	2,979,843

Telecommunications—1.8%
Cricket Communications, Inc.,
4.75%, 10/10/19	3,980	3,995,753
4.75%, 3/8/20, Term C	4,000	4,021,668

		8,017,421

Total Senior Loans (cost—$52,454,428)		52,447,441

CONVERTIBLE BONDS—0.8%

Containers & Packaging—0.8%
Owens-Brockway Glass Container, Inc. (a)(c),
3.00%, 6/1/15 (cost—$3,705,627)	3,725	3,855,375

Repurchase Agreements—4.9%
State Street Bank and Trust Co., dated 8/30/13, zero coupon, due 9/3/13, proceeds $22,390,000; collateralized by Fannie Mae, 2.26%, due 12/12/22, valued at $22,839,000 including accrued interest (cost—$22,390,000)	22,390	22,390,000

Total Investments (cost—$448,149,541)—97.8%		447,102,618

Other assets less liabilities—2.2%		10,040,571

Net Assets—100.0%		$457,143,189

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $144,997,272, representing 31.7% of net assets.
(b)	These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on August 31, 2013.
(c)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(d)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on August 31, 2013.

Schedule of Investments

AllianzGI Structured Alpha Fund

August 31, 2013 (unaudited)

	Principal Amount (000s)	Value*

SHORT-TERM INVESTMENTS—96.4%

U.S. Treasury Obligations—89.3%
U.S. Treasury Bills (a)(b), 0.025%, 11/21/13 (cost—$7,399,594)	$7,400	$7,399,594

Repurchase Agreements—7.1%
State Street Bank and Trust Co., dated 8/30/13, zero coupon, due 9/3/13, proceeds $592,000; collateralized by Fannie Mae, 2.26%, due 12/12/22, valued at $607,200 including accrued interest (cost-$592,000)	592	592,000

Total Short-Term Investments (cost—$7,991,594)		7,991,594

	Contracts

OPTIONS PURCHASED (c)(e)—1.3%

Call Options—0.3%
iPATH S&P 500 VIX,
strike price $18.00, expires 9/6/13	20	760
strike price $24.00, expires 9/6/13	45	112
strike price $16.00, expires 9/21/13	14	2,338
strike price $17.00, expires 9/21/13	6	696
strike price $20.00, expires 9/21/13	23	1,184
strike price $16.00, expires 9/27/13	20	2,690
strike price $17.00, expires 10/4/13	20	3,470
strike price $17.00, expires 10/19/13	20	3,900
Russell 2000 Index,
strike price $1,100.00, expires 9/21/13	2	45
strike price $1,080.00, expires 10/19/13	2	910
Russell 2000 Index Flex,
strike price $1,040.00, expires 9/3/13	2	86
strike price $1,080.00, expires 9/3/13	4	—	(d)
strike price $1,040.00, expires 9/4/13	2	142
strike price $1,075.00, expires 9/4/13	4	—	(d)
strike price $1,045.00, expires 9/6/13	2	157
strike price $1,080.00, expires 9/6/13	4	2
strike price $1,055.00, expires 9/9/13	2	139
strike price $1,065.00, expires 9/11/13	2	89
strike price $1,082.00, expires 9/13/13	2	30
strike price $1,093.00, expires 9/16/13	2	25
strike price $1,098.00, expires 9/18/13	2	26
strike price $1,100.00, expires 9/23/13	2	54
strike price $1,100.00, expires 9/25/13	2	69
strike price $1,095.00, expires 9/27/13	2	117
strike price $1,090.00, expires 9/30/13	2	201
strike price $1,094.00, expires 10/2/13	2	196

	Contracts	Value*

strike price $1,100.00, expires 10/4/13	1	$86
strike price $1,105.00, expires 10/4/13	1	67
strike price $1,108.00, expires 10/7/13	2	145
strike price $1,095.00, expires 10/9/13	2	309
strike price $1,100.00, expires 10/11/13	2	279
strike price $1,100.00, expires 10/14/13	2	332
strike price $1,100.00, expires 10/17/13	2	387
strike price $1,075.00, expires 10/21/13	2	1,158
strike price $1,075.00, expires 10/23/13	2	1,230
strike price $1,085.00, expires 10/25/13	2	933
strike price $1,090.00, expires 10/28/13	2	860
strike price $1,070.00, expires 10/30/13	2	1,711
strike price $1,078.00, expires 11/1/13	2	1,474

		26,409

Put Options—1.0%
Nasdaq 100 Stock Index,
strike price $2,600.00, expires 9/6/13	12	90
strike price $2,625.00, expires 9/6/13	16	713
strike price $2,650.00, expires 9/6/13	4	40
strike price $3,000.00, expires 9/21/13	1	2,060
Russell 2000 Index,
strike price $1,030.00, expires 9/6/13	1	2,090
strike price $1,040.00, expires 9/6/13	1	2,910
strike price $1,020.00, expires 9/21/13	2	4,760
strike price $1,035.00, expires 9/21/13	2	6,400
Russell 2000 Index Flex,
strike price $1,020.00, expires 9/3/13	2	2,608
strike price $1,020.00, expires 9/4/13	1	1,394
strike price $1,020.00, expires 9/6/13	1	1,563
S&P 500 Index,
strike price $1,450.00, expires 9/6/13	185	2,313
strike price $1,645.00, expires 9/6/13	2	3,690
strike price $1,375.00, expires 9/13/13	8	120
strike price $1,400.00, expires 9/13/13	24	540
strike price $1,425.00, expires 9/13/13	28	1,050
strike price $1,450.00, expires 9/13/13	12	690
strike price $1,645.00, expires 9/13/13	2	4,870
strike price $1,620.00, expires 9/21/13	2	3,780
strike price $1,615.00, expires 9/27/13	2	4,330
strike price $1,610.00, expires 10/4/13	2	4,740
S&P 500 Index Flex,
strike price $1,655.00, expires 9/3/13	2	4,761
strike price $1,640.00, expires 9/10/13	2	4,060

Schedule of Investments

AllianzGI Structured Alpha Fund

August 31, 2013 (unaudited) (continued)

	Contracts	Value*
strike price $1,637.00, expires 9/17/13	2	$4,798
strike price $1,610.00, expires 9/24/13	2	3,583
S&P 500 PM Index,
strike price $1,600.00, expires 9/30/13	2	3,660
strike price $1,680.00, expires 9/30/13	1	5,550

		77,163

Total Options Purchased (cost—$129,631)		103,572

Total Investments, before options written (cost—$8,121,225)—97.7%		8,095,166

OPTIONS WRITTEN (c)(e)—(2.3)%

Call Options—(0.4)%
iPATH S&P 500 VIX,
strike price $22.00, expires 9/6/13	60	(330)
strike price $22.00, expires 9/21/13	98	(2,989)
strike price $26.00, expires 9/21/13	69	(862)
strike price $28.00, expires 9/21/13	88	(1,408)
strike price $19.50, expires 9/27/13	40	(2,900)
strike price $21.00, expires 10/4/13	82	(5,699)
strike price $25.00, expires 10/19/13	60	(2,970)
Nasdaq 100 Stock Index,
strike price $3,275.00, expires 9/21/13	5	(450)
strike price $3,300.00, expires 9/21/13	5	(250)
Russell 2000 Index,
strike price $1,120.00, expires 9/21/13	6	(45)
strike price $1,130.00, expires 9/21/13	10	(75)
strike price $1,140.00, expires 9/21/13	2	(15)
strike price $1,090.00, expires 10/19/13	4	(1,260)
strike price $1,100.00, expires 10/19/13	14	(2,940)
strike price $1,110.00, expires 10/19/13	6	(795)
Russell 2000 Index Flex,
strike price $1,070.00, expires 9/3/13	6	— (d)
strike price $1,070.00, expires 9/4/13	6	(2)
strike price $1,110.00, expires 9/4/13	8	— (d)
strike price $1,075.00, expires 9/6/13	6	(6)
strike price $1,110.00, expires 9/6/13	8	— (d)
strike price $1,085.00, expires 9/9/13	6	(14)
strike price $1,095.00, expires 9/11/13	6	(12)
strike price $1,115.00, expires 9/13/13	6	(4)
strike price $1,125.00, expires 9/16/13	6	(5)
strike price $1,130.00, expires 9/18/13	6	(7)
strike price $1,131.00, expires 9/23/13	6	(22)
strike price $1,130.00, expires 9/25/13	6	(34)
strike price $1,125.00, expires 9/27/13	6	(62)

	Contracts	Value*
strike price $1,122.00, expires 9/30/13	6	$(108)
strike price $1,125.00, expires 10/2/13	6	(119)
strike price $1,130.00, expires 10/4/13	3	(58)
strike price $1,135.00, expires 10/4/13	3	(46)
strike price $1,137.00, expires 10/7/13	6	(112)
strike price $1,125.00, expires 10/9/13	6	(232)
strike price $1,130.00, expires 10/11/13	6	(220)
strike price $1,130.00, expires 10/14/13	6	(275)
strike price $1,130.00, expires 10/17/13	6	(337)
strike price $1,106.00, expires 10/21/13	6	(1,103)
strike price $1,105.00, expires 10/23/13	6	(1,252)
strike price $1,116.00, expires 10/25/13	6	(898)
strike price $1,120.00, expires 10/28/13	6	(877)
strike price $1,102.00, expires 10/30/13	6	(1,813)
strike price $1,110.00, expires 11/1/13	6	(1,597)

		(32,203)

Put Options—(1.9)%
Nasdaq 100 Stock Index,
strike price $2,775.00, expires 9/21/13	9	(2,768)
strike price $2,875.00, expires 9/21/13	3	(1,965)
strike price $2,900.00, expires 9/21/13	11	(8,415)
strike price $2,925.00, expires 9/21/13	4	(4,140)
strike price $2,900.00, expires 9/27/13	4	(4,820)
strike price $2,925.00, expires 9/27/13	2	(2,950)
Russell 2000 Index,
strike price $1,000.00, expires 9/6/13	1	(590)
strike price $1,010.00, expires 9/6/13	3	(2,760)
strike price $920.00, expires 9/21/13	9	(2,093)
strike price $930.00, expires 9/21/13	3	(892)
strike price $955.00, expires 9/21/13	3	(1,620)
strike price $980.00, expires 9/21/13	4	(3,900)
strike price $990.00, expires 9/21/13	2	(2,460)
strike price $1,000.00, expires 9/21/13	4	(6,160)
Russell 2000 Index Flex,
strike price $985.00, expires 9/3/13	4	(619)
strike price $970.00, expires 9/4/13	3	(254)
strike price $975.00, expires 9/6/13	3	(638)
S&P 500 Index,
strike price $1,600.00, expires 9/6/13	9	(3,510)
strike price $1,610.00, expires 9/6/13	11	(6,160)
strike price $1,615.00, expires 9/6/13	2	(1,340)
strike price $1,620.00, expires 9/6/13	5	(4,000)

Schedule of Investments

AllianzGI Structured Alpha Fund

August 31, 2013 (unaudited) (continued)

	Contracts	Value*
strike price $1,575.00, expires 9/13/13	1	$(505)
strike price $1,590.00, expires 9/13/13	8	(5,840)
strike price $1,595.00, expires 9/13/13	4	(3,240)
strike price $1,605.00, expires 9/13/13	4	(4,060)
strike price $1,555.00, expires 9/21/13	4	(2,360)
strike price $1,560.00, expires 9/21/13	6	(3,780)
strike price $1,575.00, expires 9/21/13	5	(4,100)
strike price $1,580.00, expires 9/21/13	2	(1,800)
strike price $1,590.00, expires 9/21/13	7	(7,630)
strike price $1,515.00, expires 9/27/13	2	(970)
strike price $1,520.00, expires 9/27/13	6	(3,150)
strike price $1,570.00, expires 9/27/13	8	(8,800)
strike price $1,515.00, expires 10/4/13	4	(2,640)
strike price $1,520.00, expires 10/4/13	4	(2,820)
strike price $1,560.00, expires 10/4/13	2	(2,430)
strike price $1,565.00, expires 10/4/13	2	(2,600)
S&P 500 Index Flex,
strike price $1,620.00, expires 9/3/13	4	(2,033)
strike price $1,605.00, expires 9/10/13	4	(3,123)
strike price $1,595.00, expires 9/17/13	4	(4,071)
strike price $1,570.00, expires 9/24/13	4	(3,655)
S&P 500 PM Index,
strike price $1,555.00, expires 9/30/13	4	(3,840)
strike price $1,565.00, expires 9/30/13	4	(4,400)
strike price $1,570.00, expires 9/30/13	1	(1,180)
strike price $1,575.00, expires 9/30/13	4	(5,080)
strike price $1,590.00, expires 9/30/13	7	(11,060)

		(157,221)

Total Options Written (premiums received—$224,006)		(189,424)

Total Investments, net of options written (cost—$7,897,219)—95.4%		7,905,742

Other assets less other liabilities—4.6%		385,179

Net Assets—100.0%		$8,290,921

Schedule of Investments

AllianzGI Structured Alpha Fund

August 31, 2013 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(b)	Rates reflect the effective yields at purchase date.
(c)	Non-income producing.
(d)	Value less than $1.
(e)	Exchange traded-Chicago Board Options Exchange.
(f)	Transactions in options written for the period ended August 31, 2013:

	Contracts	Premiums
Options outstanding, December 3, 2012 †	—	—
Options written	7,217	$1,671,218
Options terminated in closing transactions	(3,651)	(812,012)
Options expired	(2,139)	(599,861)
Options exercised	(508)	(35,339)

Options outstanding, August 31, 2013	919	$224,006

†	Commencement of operations.

Glossary:

VIX—Volatility Index

Schedule of Investments

AllianzGI Ultra Micro Cap Fund

August 31, 2013 (unaudited)

	Shares	Value*

COMMON STOCK—95.8%

Aerospace & Defense—2.1%
Astronics Corp. (a)	21,480	$999,464
Sparton Corp. (a)	34,000	638,180

		1,637,644

Air Freight & Logistics—2.0%
Park-Ohio Holdings Corp. (a)	23,900	826,223
XPO Logistics, Inc. (a)	32,600	748,496

		1,574,719

Auto Components—2.1%
Motorcar Parts of America, Inc. (a)	83,200	767,936
Stoneridge, Inc. (a)	69,000	858,360

		1,626,296

Biotechnology—2.8%
Coronado Biosciences, Inc. (a)	29,100	237,165
Insys Therapeutics, Inc. (a)	23,400	655,434
Repligen Corp. (a)	103,965	1,014,698
Sunesis Pharmaceuticals, Inc. (a)	64,100	308,321

		2,215,618

Building Products—1.1%
Patrick Industries, Inc. (a)	31,800	861,144

Capital Markets—0.7%
Medley Capital Corp.	40,393	531,168

Chemicals—2.4%
American Pacific Corp. (a)	21,100	1,033,689
Landec Corp. (a)	65,500	864,600

		1,898,289

Commercial Banks—1.3%
Park Sterling Corp.	96,200	574,314
Preferred Bank (a)	26,600	427,728

		1,002,042

Commercial Services & Supplies—1.0%
Ceco Environmental Corp.	57,300	763,236

Communications Equipment—3.0%
Alliance Fiber Optic Products, Inc.	26,000	962,780
CalAmp Corp. (a)	84,100	1,378,399

		2,341,179

Computers & Peripherals—0.8%
Datalink Corp. (a)	50,200	658,122

Construction & Engineering—0.6%
Orion Marine Group, Inc. (a)	45,000	441,900

Consumer Finance—0.7%
Regional Management Corp. (a)	19,600	538,608

Diversified Consumer Services—1.4%
Carriage Services, Inc.	60,100	1,058,962

Diversified Financial Services—1.0%
Marlin Business Services Corp.	30,800	750,288

Diversified Telecommunication Services—2.7%
8x8, Inc. (a)	102,100	944,425
inContact, Inc. (a)	138,500	1,126,005

		2,070,430

Electrical Equipment—2.2%
Coleman Cable, Inc.	32,800	624,512

	Shares	Value*

PowerSecure International, Inc. (a)	70,600	$1,083,710

		1,708,222

Electronic Equipment, Instruments & Components—1.1%
Key Tronic Corp. (a)	32,394	321,025
Speed Commerce, Inc. (a)	168,300	575,586

		896,611

Energy Equipment & Services—1.1%
RigNet, Inc. (a)	24,700	896,857

Food Products—1.5%
Inventure Foods, Inc. (a)	60,679	547,325
John B Sanfilippo & Son, Inc.	28,100	608,365

		1,155,690

Health Care Equipment & Supplies—11.3%
Anika Therapeutics, Inc. (a)	51,000	1,180,140
Antares Pharma, Inc. (a)	116,300	511,720
Cardiovascular Systems, Inc. (a)	39,700	814,644
Cynosure, Inc., Class A (a)	28,100	644,895
Rochester Medical Corp. (a)	52,300	684,607
Spectranetics Corp. (a)	49,900	787,921
Staar Surgical Co. (a)	56,500	716,985
SurModics, Inc. (a)	29,400	582,120
TearLab Corp. (a)	105,500	1,386,270
Trinity Biotech PLC ADR	49,100	934,373
Vascular Solutions, Inc. (a)	35,400	558,258

		8,801,933

Health Care Providers & Services—4.8%
AMN Healthcare Services, Inc. (a)	83,500	1,135,600
Capital Senior Living Corp. (a)	43,400	903,588
Five Star Quality Care, Inc. (a)	145,000	752,550
Providence Service Corp. (a)	36,300	974,292

		3,766,030

Health Care Technology—2.0%
HealthStream, Inc. (a)	19,700	653,055
Merge Healthcare, Inc. (a)	168,100	445,465
Streamline Health Solutions, Inc. (a)	70,600	488,552

		1,587,072

Hotels, Restaurants & Leisure—3.5%
Carrols Restaurant Group, Inc. (a)	88,600	533,372
Fiesta Restaurant Group, Inc. (a)	27,400	895,158
Jamba, Inc. (a)	53,380	685,933
Monarch Casino & Resort, Inc. (a)	32,600	612,880

		2,727,343

Household Durables—0.8%
Bassett Furniture Industries, Inc.	43,500	601,170

Household Products—0.7%
Orchids Paper Products Co.	20,500	563,545

Insurance—2.4%
Federated National Holding Co.	47,500	469,300
HCI Group, Inc.	40,600	1,415,722

		1,885,022

Internet Software & Services—7.2%
Brightcove, Inc. (a)	65,800	615,230
eGain Corp. (a)	66,800	901,800
Internap Network Services Corp. (a)	94,300	687,447
Points International Ltd. (a)	52,000	1,127,880
SPS Commerce, Inc. (a)	15,300	953,802
support.com, Inc. (a)	152,700	784,878
Zix Corp. (a)	131,600	567,196

		5,638,233

IT Services—0.7%
Computer Task Group, Inc.	30,200	539,976

Schedule of Investments

AllianzGI Ultra Micro Cap Fund

August 31, 2013 (unaudited) (continued)

	Shares	Value*

Leisure Equipment & Products—1.2%
Nautilus, Inc. (a)	154,200	$973,002

Life Sciences Tools & Services—1.3%
Albany Molecular Research, Inc. (a)	92,700	1,020,627

Machinery—2.4%
Manitex International, Inc. (a)	73,400	738,404
NN, Inc.	35,442	489,454
Xerium Technologies, Inc. (a)	56,400	609,120

		1,836,978

Media—2.5%
Carmike Cinemas, Inc. (a)	35,400	620,562
Entravision Communications Corp., Class A	166,600	871,318
ReachLocal, Inc. (a)	45,500	499,590

		1,991,470

Oil, Gas & Consumable Fuels—2.0%
Emerald Oil, Inc. (a)	74,900	488,348
Evolution Petroleum Corp. (a)	46,700	525,375
StealthGas, Inc. (a)	63,200	561,216

		1,574,939

Personal Products—0.7%
Female Health Co.	61,100	525,460

Pharmaceuticals—1.9%
AcelRx Pharmaceuticals, Inc. (a)	41,800	414,238
Cempra, Inc. (a)	27,800	250,200
Lannett Co., Inc. (a)	62,300	826,098

		1,490,536

Professional Services—2.9%
Barrett Business Services, Inc.	21,000	1,349,670
GP Strategies Corp. (a)	35,000	883,400

		2,233,070

Road & Rail—1.8%
Celadon Group, Inc.	23,900	433,546
Saia, Inc. (a)	31,900	957,319

		1,390,865

Semiconductors & Semiconductor Equipment—4.7%
Cohu, Inc.	42,200	419,046
FormFactor, Inc. (a)	93,500	567,545
MaxLinear, Inc., Class A (a)	103,259	869,441
NeoPhotonics Corp. (a)	59,200	378,880
PDF Solutions, Inc. (a)	66,900	1,327,965
Rudolph Technologies, Inc. (a)	14,045	145,366

		3,708,243

Software—0.9%
ePlus, Inc.	13,000	675,350

Specialty Retail—3.2%
Christopher & Banks Corp. (a)	78,500	434,890
Destination Maternity Corp.	28,200	783,114
Kirkland’s, Inc. (a)	34,100	665,291
Pacific Sunwear of California, Inc. (a)	190,900	622,334

		2,505,629

Textiles, Apparel & Luxury Goods—0.6%
Rocky Brands, Inc.	31,700	503,713

Thrifts & Mortgage Finance—3.5%
BofI Holding, Inc. (a)	18,700	1,211,199
Heritage Financial Group, Inc.	36,600	653,310
Tree.com, Inc.	34,700	868,888

		2,733,397

Trading Companies & Distributors—1.2%
Aceto Corp.	63,000	926,100

		Value*

Total Common Stock (cost—$62,879,871)		$74,826,728

	Units

WARRANTS—0.0%

Oil, Gas & Consumable Fuels—0.0%
Magnum Hunter Resources Corp., expires 10/14/13 (a) (cost—$0)	1,960	230

	Principal Amount (000s)

Repurchase Agreements—4.2%
State Street Bank and Trust Co., dated 8/30/13, zero coupon, due 9/3/13, proceeds $3,263,000; collateralized by Fannie Mae, 2.22%, due 12/27/22, valued at $3,330,225 including accrued interest (cost—$3,263,000)	$3,263	3,263,000

Total Investments (cost—$66,142,871)—100.0%		78,089,958

Other assets less liabilities—0.0%		26,361

Net Assets—100.0%		$78,116,319

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI U.S. Emerging Growth Fund

August 31, 2013 (unaudited)

	Shares	Value*

COMMON STOCK—98.1%

Aerospace & Defense—1.4%
Curtiss-Wright Corp. (a)	5,700	$238,032
Triumph Group, Inc.	3,700	266,289

		504,321

Airlines—0.6%
Spirit Airlines, Inc. (b)	7,000	218,190

Auto Components—1.9%
American Axle & Manufacturing Holdings, Inc. (b)	13,900	267,297
Gentherm, Inc. (b)	11,600	194,068
Tower International, Inc. (b)	10,200	208,896

		670,261

Automobiles—0.7%
Winnebago Industries, Inc. (b)	11,600	258,332

Biotechnology—3.3%
Aegerion Pharmaceuticals, Inc. (b)	2,500	216,700
Alkermes PLC (b)	6,900	219,075
Cubist Pharmaceuticals, Inc. (b)	3,300	209,088
Ligand Pharmaceuticals, Inc., Class B (b)	3,200	153,888
NPS Pharmaceuticals, Inc. (b)	14,000	351,400

		1,150,151

Chemicals—1.9%
Axiall Corp.	3,900	156,117
Chemtura Corp. (b)	10,200	223,584
PolyOne Corp.	10,486	283,332

		663,033

Commercial Banks—4.9%
Cathay General Bancorp	11,900	262,038
FirstMerit Corp.	14,034	296,959
PrivateBancorp, Inc.	13,000	283,660
Sterling Financial Corp.	9,600	232,320
Susquehanna Bancshares, Inc.	19,300	243,373
Western Alliance Bancorp (b)	23,800	389,606

		1,707,956

Commercial Services & Supplies—0.6%
Steelcase, Inc., Class A	14,700	213,444

Communications Equipment—2.0%
ARRIS Group, Inc. (b)	13,200	206,844
EchoStar Corp., Class A (b)	6,100	245,586
Finisar Corp. (b)	12,000	245,640

		698,070

Computers & Peripherals—1.3%
Electronics for Imaging, Inc. (b)	8,200	240,096
Synaptics, Inc. (b)	5,400	208,764

		448,860

Construction & Engineering—2.3%
Dycom Industries, Inc. (b)	9,800	249,018
Primoris Services Corp.	12,300	276,504
Tutor Perini Corp. (b)	14,200	272,356

		797,878

Construction Materials—0.6%
Eagle Materials, Inc.	3,100	198,896

Consumer Finance—0.7%
Portfolio Recovery Associates, Inc. (b)	4,800	254,592

Distributors—0.9%
Core-Mark Holding Co., Inc.	4,800	302,880

	Shares	Value*

Diversified Telecommunication Services—0.5%
Premiere Global Services, Inc. (b)	19,600	$189,728

Energy Equipment & Services—3.9%
Helix Energy Solutions Group, Inc. (b)	11,100	277,833
Hercules Offshore, Inc. (b)	34,000	244,800
Hornbeck Offshore Services, Inc. (b)	5,900	321,432
Parker Drilling Co. (b)	37,500	215,250
TETRA Technologies, Inc. (b)	27,400	321,950

		1,381,265

Food Products—2.4%
B&G Foods, Inc.	6,900	233,703
Boulder Brands, Inc. (b)	20,300	315,868
Hain Celestial Group, Inc. (b)	3,500	286,230

		835,801

Health Care Equipment & Supplies—1.6%
Antares Pharma, Inc. (b)	43,000	189,200
Cynosure, Inc., Class A (b)	6,300	144,585
Endologix, Inc. (b)	14,400	227,808

		561,593

Health Care Providers & Services—3.4%
Acadia Healthcare Co., Inc. (b)	8,100	310,473
Centene Corp. (b)	4,000	228,600
Hanger, Inc. (b)	6,000	184,260
MWI Veterinary Supply, Inc. (b)	1,300	197,704
Team Health Holdings, Inc. (b)	6,806	261,554

		1,182,591

Hotels, Restaurants & Leisure—3.9%
Bally Technologies, Inc. (b)	4,000	288,520
Cheesecake Factory, Inc.	5,900	246,443
Marriott Vacations Worldwide Corp. (b)	4,900	213,640
Six Flags Entertainment Corp.	8,900	293,789
Sonic Corp. (b)	19,700	314,412

		1,356,804

Household Durables—0.6%
Ryland Group, Inc.	5,900	205,438

Insurance—2.1%
Amtrust Financial Services, Inc.	8,030	286,832
Hilltop Holdings, Inc. (b)	14,900	233,334
Stewart Information Services Corp.	7,400	226,366

		746,532

Internet Software & Services—2.2%
Blucora, Inc. (b)	13,900	278,278
Internap Network Services Corp. (b)	24,800	180,792
Web.com Group, Inc. (b)	11,200	316,064

		775,134

IT Services—1.9%
EPAM Systems, Inc. (b)	5,800	185,484
MAXIMUS, Inc.	7,400	277,574
WEX, Inc. (b)	2,600	208,078

		671,136

Leisure Equipment & Products—0.7%
Arctic Cat, Inc.	4,500	241,560

Life Sciences Tools & Services—2.0%
Albany Molecular Research, Inc. (b)	17,100	188,271
ICON PLC (b)	7,500	274,050
PAREXEL International Corp. (b)	5,300	246,079

		708,400

Machinery—3.8%
Chart Industries, Inc. (b)	2,900	331,122
Manitowoc Co., Inc.	11,600	231,768
Middleby Corp. (b)	1,500	278,910
Trimas Corp. (b)	8,300	291,662

Schedule of Investments

AllianzGI U.S. Emerging Growth Fund

August 31, 2013 (unaudited) (continued)

	Shares	Value*

Wabash National Corp. (b)	17,800	$185,476

		1,318,938

Media—2.8%
Cumulus Media, Inc., Class A (b)	51,500	247,200
Imax Corp. (b)	8,900	244,216
Lions Gate Entertainment Corp. (b)	13,500	472,635

		964,051

Metals & Mining—2.4%
Kaiser Aluminum Corp.	1,264	87,368
Materion Corp.	8,300	244,020
U.S. Silica Holdings, Inc.	12,300	289,050
Worthington Industries, Inc.	7,000	233,310

		853,748

Oil, Gas & Consumable Fuels—4.8%
Bonanza Creek Energy, Inc. (b)	9,800	389,060
Carrizo Oil & Gas, Inc. (b)	7,100	243,246
Diamondback Energy, Inc. (b)	8,000	321,920
Oasis Petroleum, Inc. (b)	6,500	254,800
Rex Energy Corp. (b)	13,200	274,560
Scorpio Tankers, Inc.	22,800	215,004

		1,698,590

Paper & Forest Products—1.1%
KapStone Paper and Packaging Corp.	9,600	403,200

Pharmaceuticals—5.3%
AVANIR Pharmaceuticals, Inc., Class A (b)	43,700	222,870
Medicines Co. (b)	6,700	211,787
Nektar Therapeutics (b)	20,500	249,690
Pacira Pharmaceuticals, Inc. (b)	7,600	275,272
Questcor Pharmaceuticals, Inc.	2,700	180,036
Salix Pharmaceuticals Ltd. (b)	4,000	267,760
Santarus, Inc. (b)	11,600	261,232
ViroPharma, Inc. (b)	6,300	189,945

		1,858,592

Professional Services—2.3%
Huron Consulting Group, Inc. (b)	5,200	247,520
On Assignment, Inc. (b)	8,400	253,428
WageWorks, Inc. (b)	7,300	304,702

		805,650

Road & Rail—4.4%
Arkansas Best Corp.	10,500	261,240
Avis Budget Group, Inc. (b)	6,600	176,682
Genesee & Wyoming, Inc., Class A (b)	3,000	259,740
Roadrunner Transportation Systems, Inc. (b)	11,300	306,456
Ryder System, Inc.	4,500	250,245
Swift Transportation Co. (b)	15,200	272,992

		1,527,355

Semiconductors & Semiconductor Equipment—3.6%
Advanced Energy Industries, Inc. (b)	10,400	189,592
Kulicke & Soffa Industries, Inc. (b)	19,100	211,246
Lattice Semiconductor Corp. (b)	40,200	191,352
Magnachip Semiconductor Corp. (b)	12,500	255,625
Power Integrations, Inc.	2,100	109,452
Semtech Corp. (b)	6,000	178,320
SunEdison, Inc. (b)	18,900	139,104

		1,274,691

Software—8.0%
ACI Worldwide, Inc. (b)	3,900	189,813
Aspen Technology, Inc. (b)	9,900	330,957
Cadence Design Systems, Inc. (b)	16,700	224,949
CommVault Systems, Inc. (b)	2,500	209,575
Guidewire Software, Inc. (b)	6,300	289,548
Mentor Graphics Corp.	16,900	374,504
PTC, Inc. (b)	8,900	232,023
Synchronoss Technologies, Inc. (b)	10,100	347,238
Tangoe, Inc. (b)	14,200	295,218

	Shares	Value*

Ultimate Software Group, Inc. (b)	2,100	$294,441

		2,788,266

Specialty Retail—3.5%
Conn’s, Inc. (b)	6,500	432,965
Genesco, Inc. (b)	3,500	215,880
GNC Holdings, Inc., Class A	5,600	284,872
Lithia Motors, Inc., Class A	4,200	275,604

		1,209,321

Textiles, Apparel & Luxury Goods—2.0%
Deckers Outdoor Corp. (b)	3,800	223,174
Movado Group, Inc.	5,600	238,616
Skechers U.S.A., Inc., Class A (b)	7,600	233,548

		695,338

Thrifts & Mortgage Finance—3.0%
EverBank Financial Corp.	15,700	220,742
Nationstar Mortgage Holdings, Inc. (b)	9,800	487,060
Ocwen Financial Corp. (b)	5,600	282,464
Walker & Dunlop, Inc. (b)	3,700	53,761

		1,044,027

Trading Companies & Distributors—2.0%
Air Lease Corp.	9,200	237,360
Aircastle Ltd.	16,900	275,470
H&E Equipment Services, Inc.	8,400	202,272

		715,102

Transportation Infrastructure—0.8%
Macquarie Infrastructure Co. LLC	5,500	295,570

Total Common Stock (cost—$25,227,937)		34,395,285

	Units

WARRANTS—0.0%

Oil, Gas & Consumable Fuels—0.0%
Magnum Hunter Resources Corp., expires 10/14/13 (b) (cost—$0)	2,110	248

	Principal Amount (000s)

Repurchase Agreements—1.9%
State Street Bank and Trust Co., dated 8/30/13, zero coupon, due 9/3/13, proceeds $661,000; collateralized by Fannie Mae, 2.22%, due 12/27/22, valued at $678,038 including accrued interest (cost—$661,000)	$661	661,000

Total Investments (cost—$25,888,937)—100.0%		35,056,533

Liabilities in excess of other assets—0.0%		(9,683)

Net Assets—100.0%		$35,046,850

Notes to Schedule of Investments:

(a)	Affiliated security.
(b)	Non-income producing.

Schedule of Investments

AllianzGI U.S. Equity Hedged Fund

August 31, 2013 (unaudited)

	Shares	Value*

COMMON STOCK (a)—92.7%

Aerospace & Defense—2.4%
Boeing Co.	261	$27,123
General Dynamics Corp.	127	10,573
Honeywell International, Inc.	301	23,951
L-3 Communications Holdings, Inc.	34	3,071
Lockheed Martin Corp.	102	12,487
Northrop Grumman Corp.	90	8,304
Precision Castparts Corp.	56	11,829
Raytheon Co.	124	9,351
Rockwell Collins, Inc.	52	3,680
Textron, Inc.	106	2,856
United Technologies Corp.	324	32,432

		145,657

Air Freight & Logistics—0.7%
C.H. Robinson Worldwide, Inc.	61	3,469
Expeditors International of Washington, Inc.	79	3,204
FedEx Corp.	113	12,132
United Parcel Service, Inc., Class B	272	23,278

		42,083

Airlines—0.1%
Southwest Airlines Co.	276	3,536

Auto Components—0.4%
BorgWarner, Inc.	44	4,250
Delphi Automotive PLC	111	6,107
Goodyear Tire & Rubber Co. (b)	94	1,891
Johnson Controls, Inc.	262	10,619

		22,867

Automobiles—0.7%
Ford Motor Co.	1,509	24,431
General Motors Co. (b)	295	10,054
Harley-Davidson, Inc.	86	5,158

		39,643

Beverages—2.1%
Beam, Inc.	62	3,884
Brown-Forman Corp., Class B	58	3,885
Coca-Cola Co.	1,470	56,125
Coca-Cola Enterprises, Inc.	99	3,703
Constellation Brands, Inc., Class A (b)	59	3,201
Dr. Pepper Snapple Group, Inc.	78	3,491
Molson Coors Brewing Co., Class B	60	2,927
Monster Beverage Corp. (b)	55	3,157
PepsiCo, Inc.	592	47,200

		127,573

Biotechnology—2.1%
Alexion Pharmaceuticals, Inc. (b)	75	8,082
Amgen, Inc.	287	31,266
Biogen Idec, Inc. (b)	91	19,385
Celgene Corp. (b)	160	22,397
Gilead Sciences, Inc. (b)	586	35,318
Regeneron Pharmaceuticals, Inc. (b)	29	7,027

		123,475

Building Products—0.0%
Masco Corp.	137	2,592

Capital Markets—2.0%
Ameriprise Financial, Inc.	77	6,634
Bank of New York Mellon Corp.	444	13,205
BlackRock, Inc.	46	11,975
Charles Schwab Corp.	421	8,791
E*TRADE Financial Corp. (b)	110	1,544
Franklin Resources, Inc.	156	7,201
Goldman Sachs Group, Inc.	165	25,101
Invesco Ltd.	170	5,161

	Shares	Value*

Legg Mason, Inc.	43	$1,398
Morgan Stanley	525	13,524
Northern Trust Corp.	83	4,554
State Street Corp.	175	11,676
T Rowe Price Group, Inc.	99	6,944

		117,708

Chemicals—2.3%
Air Products & Chemicals, Inc.	80	8,171
Airgas, Inc.	25	2,541
CF Industries Holdings, Inc.	23	4,378
Dow Chemical Co.	465	17,391
Eastman Chemical Co.	59	4,484
Ecolab, Inc.	102	9,318
EI du Pont de Nemours & Co.	352	19,930
FMC Corp.	52	3,464
International Flavors & Fragrances, Inc.	31	2,449
LyondellBasell Industries NV, Class A	145	10,172
Monsanto Co.	204	19,970
Mosaic Co.	106	4,415
PPG Industries, Inc.	55	8,591
Praxair, Inc.	113	13,266
Sherwin-Williams Co.	33	5,689
Sigma-Aldrich Corp.	46	3,794

		138,023

Commercial Banks—2.7%
BB&T Corp.	269	9,135
Comerica, Inc.	71	2,900
Fifth Third Bancorp	335	6,127
Huntington Bancshares, Inc.	321	2,645
KeyCorp	352	4,108
M&T Bank Corp.	47	5,327
PNC Financial Services Group, Inc.	203	14,671
Regions Financial Corp.	541	5,085
SunTrust Banks, Inc.	206	6,596
U.S. Bancorp	710	25,652
Wells Fargo & Co.	1,889	77,600
Zions Bancorporation	71	1,986

		161,832

Commercial Services & Supplies—0.5%
ADT Corp. (b)	84	3,346
Cintas Corp.	40	1,910
Iron Mountain, Inc.	64	1,651
Pitney Bowes, Inc.	77	1,257
Republic Services, Inc.	114	3,706
Stericycle, Inc. (b)	33	3,715
Tyco International Ltd.	178	5,881
Waste Management, Inc.	168	6,794

		28,260

Communications Equipment—1.8%
Cisco Systems, Inc.	2,051	47,809
F5 Networks, Inc. (b)	30	2,501
Harris Corp.	42	2,378
JDS Uniphase Corp. (b)	91	1,168
Juniper Networks, Inc. (b)	194	3,667
Motorola Solutions, Inc.	104	5,825
QUALCOMM, Inc.	661	43,811

		107,159

Computers & Peripherals—4.0%
Apple, Inc.	359	174,851
Dell, Inc.	562	7,739
EMC Corp.	806	20,779
Hewlett-Packard Co.	741	16,554
NetApp, Inc.	138	5,732
SanDisk Corp.	93	5,132
Seagate Technology PLC	122	4,675
Western Digital Corp.	81	5,022

		240,484

Construction & Engineering—0.2%
Fluor Corp.	62	3,933
Jacobs Engineering Group, Inc. (b)	50	2,914

Schedule of Investments

AllianzGI U.S. Equity Hedged Fund

August 31, 2013 (unaudited) (continued)

	Shares	Value*

Quanta Services, Inc. (b)	82	$2,143

		8,990

Construction Materials—0.0%
Vulcan Materials Co.	50	2,390

Consumer Finance—0.9%
American Express Co.	368	26,463
Capital One Financial Corp.	224	14,459
Discover Financial Services	188	8,883
SLM Corp.	170	4,078

		53,883

Containers & Packaging—0.2%
Avery Dennison Corp.	38	1,625
Ball Corp.	57	2,532
Bemis Co., Inc.	39	1,552
Owens-Illinois, Inc. (b)	63	1,788
Sealed Air Corp.	75	2,130

		9,627

Distributors—0.1%
Genuine Parts Co.	59	4,544

Diversified Consumer Services—0.0%
H&R Block, Inc.	104	2,903

Diversified Financial Services—5.0%
Bank of America Corp.	4,140	58,457
Berkshire Hathaway, Inc., Class B (b)	698	77,632
Citigroup, Inc.	1,168	56,449
CME Group, Inc.	118	8,391
IntercontinentalExchange, Inc. (b)	28	5,033
JPMorgan Chase & Co.	1,454	73,471
Leucadia National Corp.	113	2,817
McGraw Hill Financial, Inc.	105	6,129
Moody’s Corp.	74	4,703
NASDAQ OMX Group, Inc.	45	1,344
NYSE Euronext	93	3,887

		298,313

Diversified Telecommunication Services—2.2%
AT&T, Inc.	2,069	69,995
CenturyLink, Inc.	235	7,783
Frontier Communications Corp.	382	1,654
Verizon Communications, Inc.	1,098	52,023
Windstream Corp.	227	1,832

		133,287

Electric Utilities—1.7%
American Electric Power Co., Inc.	186	7,961
Duke Energy Corp.	272	17,843
Edison International	125	5,736
Entergy Corp.	68	4,300
Exelon Corp.	328	10,001
FirstEnergy Corp.	160	5,995
NextEra Energy, Inc.	163	13,099
Northeast Utilities	120	4,916
Pepco Holdings, Inc.	95	1,799
Pinnacle West Capital Corp.	42	2,279
PPL Corp.	242	7,429
Southern Co.	333	13,860
Xcel Energy, Inc.	190	5,305

		100,523

Electrical Equipment—0.6%
Eaton Corp. PLC	181	11,461
Emerson Electric Co.	275	16,602
Rockwell Automation, Inc.	53	5,153
Roper Industries, Inc.	38	4,700

		37,916

Electronic Equipment, Instruments & Components—0.4%
Amphenol Corp., Class A	61	4,622
Corning, Inc.	567	7,961
FLIR Systems, Inc.	54	1,689

	Shares	Value*

Jabil Circuit, Inc.	71	$1,620
Molex, Inc.	53	1,538
TE Connectivity Ltd.	159	7,791

		25,221

Energy Equipment & Services—1.7%
Baker Hughes, Inc.	169	7,857
Cameron International Corp. (b)	95	5,395
Diamond Offshore Drilling, Inc.	27	1,729
Ensco PLC, Class A	89	4,945
FMC Technologies, Inc. (b)	91	4,880
Halliburton Co.	357	17,136
Helmerich & Payne, Inc.	41	2,585
Nabors Industries Ltd.	113	1,740
National Oilwell Varco, Inc.	164	12,185
Noble Corp.	97	3,608
Rowan Cos. PLC, Class A (b)	46	1,629
Schlumberger Ltd.	509	41,199

		104,888

Food & Staples Retailing—2.2%
Costco Wholesale Corp.	167	18,682
CVS Caremark Corp.	471	27,342
Kroger Co.	199	7,283
Safeway, Inc.	92	2,383
Sysco Corp.	227	7,269
Wal-Mart Stores, Inc.	630	45,977
Walgreen Co.	330	15,863
Whole Foods Market, Inc.	132	6,963

		131,762

Food Products—1.5%
Archer-Daniels-Midland Co.	252	8,873
Campbell Soup Co.	68	2,936
ConAgra Foods, Inc.	160	5,411
General Mills, Inc.	247	12,182
Hershey Co.	57	5,241
Hormel Foods Corp.	52	2,154
JM Smucker Co.	41	4,352
Kellogg Co.	97	5,889
Kraft Foods Group, Inc.	228	11,804
McCormick & Co., Inc.	50	3,382
Mead Johnson Nutrition Co.	78	5,852
Mondelez International, Inc., Class A	683	20,948
Tyson Foods, Inc., Class A	109	3,156

		92,180

Gas Utilities—0.1%
AGL Resources, Inc.	45	1,977
ONEOK, Inc.	79	4,064

		6,041

Health Care Equipment & Supplies—1.9%
Abbott Laboratories	599	19,965
Baxter International, Inc.	207	14,399
Becton Dickinson and Co.	74	7,206
Boston Scientific Corp. (b)	518	5,480
CareFusion Corp. (b)	84	3,011
Covidien PLC	180	10,692
CR Bard, Inc.	29	3,331
DENTSPLY International, Inc.	55	2,310
Edwards Lifesciences Corp. (b)	43	3,026
Intuitive Surgical, Inc. (b)	15	5,798
Medtronic, Inc.	387	20,027
St. Jude Medical, Inc.	108	5,444
Stryker Corp.	110	7,358
Varian Medical Systems, Inc. (b)	42	2,959
Zimmer Holdings, Inc.	64	5,062

		116,068

Health Care Providers & Services—1.9%
Aetna, Inc.	145	9,191
AmerisourceBergen Corp.	88	5,009
Cardinal Health, Inc.	131	6,587
Cigna Corp.	109	8,577
DaVita HealthCare Partners, Inc. (b)	32	3,440

Schedule of Investments

AllianzGI U.S. Equity Hedged Fund

August 31, 2013 (unaudited) (continued)

	Shares	Value*

Express Scripts Holding Co. (b)	312	$19,931
Humana, Inc.	60	5,525
Laboratory Corp. of America Holdings (b)	36	3,446
McKesson Corp.	87	10,563
Patterson Cos., Inc.	32	1,276
Quest Diagnostics, Inc.	60	3,517
Tenet Healthcare Corp. (b)	40	1,562
UnitedHealth Group, Inc.	390	27,979
WellPoint, Inc.	115	9,791

		116,394

Health Care Technology—0.1%
Cerner Corp. (b)	110	5,067

Hotels, Restaurants & Leisure—1.7%
Carnival Corp.	170	6,135
Chipotle Mexican Grill, Inc. (b)	12	4,898
Darden Restaurants, Inc.	50	2,311
International Game Technology	100	1,889
Marriott International, Inc., Class A	92	3,679
McDonald’s Corp.	384	36,234
Starbucks Corp.	287	20,239
Starwood Hotels & Resorts Worldwide, Inc.	74	4,732
Wyndham Worldwide Corp.	52	3,087
Wynn Resorts Ltd.	31	4,372
Yum! Brands, Inc.	172	12,043

		99,619

Household Durables—0.3%
DR Horton, Inc.	107	1,910
Garmin Ltd.	42	1,712
Harman International Industries, Inc.	26	1,665
Leggett & Platt, Inc.	55	1,591
Lennar Corp., Class A	63	2,004
Newell Rubbermaid, Inc.	110	2,783
PulteGroup, Inc.	131	2,016
Whirlpool Corp.	30	3,859

		17,540

Household Products—2.0%
Clorox Co.	50	4,135
Colgate-Palmolive Co.	336	19,411
Kimberly-Clark Corp.	147	13,742
Procter & Gamble Co.	1,051	81,862

		119,150

Independent Power Producers & Energy Traders—0.1%
AES Corp.	237	3,012
NRG Energy, Inc.	123	3,229

		6,241

Industrial Conglomerates—2.2%
3M Co.	243	27,600
Danaher Corp.	223	14,611
General Electric Co.	3,972	91,912

		134,123

Insurance—2.7%
ACE Ltd.	130	11,404
Aflac, Inc.	178	10,287
Allstate Corp.	179	8,578
American International Group, Inc. (b)	565	26,250
Aon PLC	118	7,833
Assurant, Inc.	29	1,538
Chubb Corp.	99	8,234
Cincinnati Financial Corp.	56	2,558
Genworth Financial, Inc., Class A (b)	189	2,230
Hartford Financial Services Group, Inc.	173	5,121
Lincoln National Corp.	103	4,330
Loews Corp.	118	5,246
Marsh & McLennan Cos., Inc.	211	8,699
MetLife, Inc.	419	19,354
Principal Financial Group, Inc.	106	4,337
Progressive Corp.	212	5,315
Prudential Financial, Inc.	178	13,329
Torchmark Corp.	35	2,411

	Shares	Value*

Travelers Cos., Inc.	144	$11,505
Unum Group	102	3,012
XL Group PLC	111	3,281

		164,852

Internet & Catalog Retail—1.1%
Amazon.com, Inc. (b)	139	39,056
Expedia, Inc.	36	1,683
Netflix, Inc. (b)	19	5,394
priceline.com, Inc. (b)	20	18,771
TripAdvisor, Inc. (b)	42	3,107

		68,011

Internet Software & Services—2.1%
Akamai Technologies, Inc. (b)	68	3,127
eBay, Inc. (b)	447	22,345
Google, Inc., Class A (b)	103	87,231
VeriSign, Inc. (b)	58	2,783
Yahoo!, Inc. (b)	365	9,899

		125,385

IT Services—3.3%
Accenture PLC, Class A	249	17,990
Automatic Data Processing, Inc.	186	13,236
Cognizant Technology Solutions Corp., Class A (b)	115	8,429
Computer Sciences Corp.	58	2,909
Fidelity National Information Services, Inc.	112	4,980
Fiserv, Inc. (b)	51	4,910
International Business Machines Corp.	399	72,726
Mastercard, Inc., Class A	40	24,243
Paychex, Inc.	124	4,796
SAIC, Inc.	109	1,643
Teradata Corp. (b)	63	3,689
Total System Services, Inc.	62	1,716
Visa, Inc., Class A	194	33,837
Western Union Co.	215	3,769

		198,873

Leisure Equipment & Products—0.1%
Hasbro, Inc.	44	2,005
Mattel, Inc.	132	5,346

		7,351

Life Sciences Tools & Services—0.5%
Agilent Technologies, Inc.	132	6,156
Life Technologies Corp. (b)	66	4,911
PerkinElmer, Inc.	43	1,547
Thermo Fisher Scientific, Inc.	137	12,170
Waters Corp. (b)	33	3,262

		28,046

Machinery—1.7%
Caterpillar, Inc.	252	20,800
Cummins, Inc.	68	8,378
Deere & Co.	149	12,462
Dover Corp.	65	5,528
Flowserve Corp.	55	3,069
Illinois Tool Works, Inc.	159	11,364
Ingersoll-Rand PLC	106	6,269
Joy Global, Inc.	41	2,014
PACCAR, Inc.	135	7,237
Pall Corp.	43	2,973
Parker Hannifin Corp.	57	5,697
Pentair Ltd.	78	4,689
Snap-on, Inc.	22	2,059
Stanley Black & Decker, Inc.	62	5,286
Xylem, Inc.	71	1,759

		99,584

Media—3.4%
Cablevision Systems Corp., Class A	83	1,472
CBS Corp., Class B	218	11,140
Comcast Corp., Class A	1,010	42,511
DIRECTV (b)	214	12,451
Discovery Communications, Inc., Class A (b)	94	7,286

Schedule of Investments

AllianzGI U.S. Equity Hedged Fund

August 31, 2013 (unaudited) (continued)

	Shares	Value*

Gannett Co., Inc.	88	$2,120
Interpublic Group of Cos., Inc.	164	2,578
News Corp., Class A (b)	154	2,418
Omnicom Group, Inc.	99	6,004
Scripps Networks Interactive, Inc., Class A	33	2,426
Time Warner Cable, Inc.	111	11,916
Time Warner, Inc.	357	21,609
Twenty-First Century Fox, Inc.	764	23,936
Viacom, Inc., Class B	171	13,605
Walt Disney Co.	692	42,094
Washington Post Co., Class B	2	1,128

		204,694

Metals & Mining—0.5%
Alcoa, Inc.	409	3,149
Allegheny Technologies, Inc.	41	1,095
Cliffs Natural Resources, Inc.	59	1,231
Freeport-McMoRan Copper & Gold, Inc.	397	11,998
Newmont Mining Corp.	190	6,036
Nucor Corp.	122	5,550
U.S. Steel Corp.	55	985

		30,044

Multi-line Retail—0.7%
Dollar General Corp. (b)	115	6,207
Dollar Tree, Inc. (b)	86	4,532
Family Dollar Stores, Inc.	35	2,492
JC Penney Co., Inc. (b)	55	686
Kohl’s Corp.	78	4,002
Macy’s, Inc.	147	6,531
Nordstrom, Inc.	57	3,177
Target Corp.	246	15,574

		43,201

Multi-Utilities—1.1%
Ameren Corp.	93	3,144
CenterPoint Energy, Inc.	164	3,761
CMS Energy Corp.	102	2,706
Consolidated Edison, Inc.	112	6,298
Dominion Resources, Inc.	221	12,895
DTE Energy Co.	67	4,480
Integrys Energy Group, Inc.	30	1,678
NiSource, Inc.	119	3,482
PG&E Corp.	169	6,990
Public Service Enterprise Group, Inc.	194	6,289
SCANA Corp.	53	2,550
Sempra Energy	86	7,260
TECO Energy, Inc.	78	1,289
Wisconsin Energy Corp.	88	3,612

		66,434

Office Electronics—0.1%
Xerox Corp.	472	4,710

Oil, Gas & Consumable Fuels—8.1%
Anadarko Petroleum Corp.	192	17,553
Apache Corp.	150	12,852
Cabot Oil & Gas Corp.	161	6,300
Chesapeake Energy Corp.	199	5,136
Chevron Corp.	745	89,720
ConocoPhillips	468	31,028
CONSOL Energy, Inc.	88	2,748
Denbury Resources, Inc. (b)	143	2,472
Devon Energy Corp.	145	8,278
EOG Resources, Inc.	104	16,333
EQT Corp.	58	4,972
Exxon Mobil Corp.	1,708	148,869
Hess Corp.	114	8,533
Kinder Morgan, Inc.	242	9,179
Marathon Oil Corp.	271	9,331
Marathon Petroleum Corp.	124	8,991
Murphy Oil Corp.	67	4,517
Newfield Exploration Co. (b)	52	1,239
Noble Energy, Inc.	137	8,416
Occidental Petroleum Corp.	308	27,169
Peabody Energy Corp.	103	1,772
Phillips 66	237	13,533
Pioneer Natural Resources Co.	52	9,098

	Shares	Value*

QEP Resources, Inc.	67	$1,830
Range Resources Corp.	62	4,649
Southwestern Energy Co. (b)	135	5,157
Spectra Energy Corp.	256	8,476
Tesoro Corp.	52	2,397
Valero Energy Corp.	209	7,426
Williams Cos., Inc.	261	9,459
WPX Energy, Inc. (b)	77	1,437

		488,870

Paper & Forest Products—0.2%
International Paper Co.	170	8,025
MeadWestvaco Corp.	68	2,438

		10,463

Personal Products—0.2%
Avon Products, Inc.	166	3,282
Estee Lauder Cos., Inc., Class A	92	6,013

		9,295

Pharmaceuticals—5.5%
AbbVie, Inc.	606	25,822
Actavis, Inc. (b)	49	6,624
Allergan, Inc.	113	9,987
Bristol-Myers Squibb Co.	631	26,306
Eli Lilly & Co.	379	19,480
Forest Laboratories, Inc. (b)	90	3,828
Hospira, Inc. (b)	63	2,459
Johnson & Johnson	1,078	93,150
Merck & Co., Inc.	1,159	54,809
Mylan, Inc. (b)	146	5,160
Perrigo Co.	34	4,133
Pfizer, Inc.	2,584	72,894
Zoetis, Inc.	191	5,568

		330,220

Professional Services—0.1%
Dun & Bradstreet Corp.	15	1,492
Equifax, Inc.	46	2,718
Nielsen Holdings NV	80	2,760
Robert Half International, Inc.	53	1,870

		8,840

Real Estate Investment Trust—1.8%
American Tower Corp.	151	10,493
Apartment Investment & Management Co., Class A	56	1,542
AvalonBay Communities, Inc.	47	5,823
Boston Properties, Inc.	58	5,945
Equity Residential	123	6,382
HCP, Inc.	174	7,087
Health Care REIT, Inc.	109	6,697
Host Hotels & Resorts, Inc.	285	4,854
Kimco Realty Corp.	156	3,125
Macerich Co.	53	2,983
Plum Creek Timber Co., Inc.	62	2,747
Prologis, Inc.	191	6,731
Public Storage	55	8,397
Simon Property Group, Inc.	119	17,330
Ventas, Inc.	112	6,973
Vornado Realty Trust	65	5,284
Weyerhaeuser Co.	221	6,051

		108,444

Real Estate Management & Development—0.0%
CBRE Group, Inc., Class A (b)	116	2,537

Road & Rail—0.9%
CSX Corp.	391	9,622
Kansas City Southern	42	4,428
Norfolk Southern Corp.	121	8,731
Ryder System, Inc.	20	1,112
Union Pacific Corp.	179	27,484

		51,377

Semiconductors & Semiconductor Equipment—1.8%
Advanced Micro Devices, Inc. (b)	232	759

Schedule of Investments

AllianzGI U.S. Equity Hedged Fund

August 31, 2013 (unaudited) (continued)

	Shares	Value*

Altera Corp.	123	$4,326
Analog Devices, Inc.	118	5,461
Applied Materials, Inc.	460	6,905
Broadcom Corp., Class A	201	5,077
First Solar, Inc. (b)	25	918
Intel Corp.	1,907	41,916
KLA-Tencor Corp.	63	3,474
Lam Research Corp. (b)	62	2,893
Linear Technology Corp.	89	3,411
LSI Corp. (b)	210	1,556
Microchip Technology, Inc.	75	2,911
Micron Technology, Inc. (b)	394	5,347
NVIDIA Corp.	221	3,260
Teradyne, Inc. (b)	73	1,121
Texas Instruments, Inc.	425	16,235
Xilinx, Inc.	101	4,385

		109,955

Software—3.2%
Adobe Systems, Inc. (b)	192	8,784
Autodesk, Inc. (b)	86	3,161
BMC Software, Inc. (b)	51	2,346
CA, Inc.	127	3,715
Citrix Systems, Inc. (b)	72	5,095
Electronic Arts, Inc. (b)	116	3,090
Intuit, Inc.	107	6,798
Microsoft Corp.	2,886	96,392
Oracle Corp.	1,411	44,954
Red Hat, Inc. (b)	73	3,688
Salesforce.com, Inc. (b)	208	10,219
Symantec Corp.	267	6,838

		195,080

Specialty Retail—2.2%
Abercrombie & Fitch Co., Class A	30	1,059
AutoNation, Inc. (b)	15	701
AutoZone, Inc. (b)	14	5,879
Bed Bath & Beyond, Inc. (b)	84	6,194
Best Buy Co., Inc.	103	3,708
CarMax, Inc. (b)	86	4,090
GameStop Corp., Class A	46	2,310
Gap, Inc.	111	4,489
Home Depot, Inc.	561	41,789
L Brands, Inc.	92	5,277
Lowe’s Cos., Inc.	412	18,878
O’Reilly Automotive, Inc. (b)	42	5,154
PetSmart, Inc.	40	2,817
Ross Stores, Inc.	84	5,650
Staples, Inc.	256	3,561
Tiffany & Co.	46	3,547
TJX Cos., Inc.	276	14,551
Urban Outfitters, Inc. (b)	42	1,761

		131,415

Textiles, Apparel & Luxury Goods—0.7%
Coach, Inc.	108	5,704
Fossil Group, Inc. (b)	20	2,323
NIKE, Inc., Class B	279	17,527
PVH Corp.	31	3,991
Ralph Lauren Corp.	23	3,804
V.F. Corp.	34	6,365

		39,714

Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp, Inc.	182	1,672
People’s United Financial, Inc.	122	1,735

		3,407

Tobacco—1.5%
Altria Group, Inc.	769	26,054
Lorillard, Inc.	145	6,133
Philip Morris International, Inc.	628	52,400
Reynolds American, Inc.	122	5,811

		90,398

	Shares	Value*

Trading Companies & Distributors—0.2%
Fastenal Co.	103	$4,531
WW Grainger, Inc.	23	5,689

		10,220

Wireless Telecommunication Services—0.1%
Crown Castle International Corp. (b)	112	7,775

Total Common Stock (cost—$5,086,217)		5,566,757

	Principal Amount (000s)

Repurchase Agreements—5.8%
State Street Bank and Trust Co., dated 8/30/13, zero coupon, due 9/3/13, proceeds $348,000; collateralized by Freddie Mac, 2.23%, due 1/10/23, valued at $357,825 including accrued interest (cost—$348,000)	$348	348,000

	Contracts

OPTIONS PURCHASED (b)(c)—1.4%

Put Options—1.4%
S&P 500 Index,
strike price $1,375.00, expires 9/21/13	4	120
strike price $1,300.00, expires 12/21/13	7	3,570
strike price $1,275.00, expires 1/18/14	7	4,550
strike price $1,400.00, expires 3/22/14	2	5,020
strike price $1,425.00, expires 6/21/14	3	13,440
strike price $1,450.00, expires 6/21/14	10	50,000
strike price $1,475.00, expires 6/21/14	1	5,610

Total Options Purchased (cost—$220,093)		82,310

Total Investments, before options written (cost—$5,654,310)—99.9%		5,997,067

OPTIONS WRITTEN (b)(c)—(0.4)%

Call Options—(0.4)%
S&P 500 PM Index,
strike price $1,685.00, expires 9/30/13 (premiums received—$22,064)	34	(21,760)

Total Investments, net of options written (cost—$5,632,246)—99.5%		5,975,307

Other assets less other liabilities—0.5%		28,484

Net Assets—100.0%		$6,003,791

Schedule of Investments

AllianzGI U.S. Equity Hedged Fund

August 31, 2013 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for option written.
(b)	Non-income producing.
(c)	Exchange traded-Chicago Board Options Exchange.
(d)	Transactions in options written for the period ended August 31, 2013:

	Contracts	Premiums
Options outstanding, December 3, 2012 †	—	—
Options written	242	$128,712
Options terminated in closing transactions	(150)	(79,403)
Options expired	(58)	(27,245)

Options outstanding, August 31, 2013	34	$22,064

†	Commencement of operations.

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. Investments in underlying funds are valued at the closing net asset value per share of each underlying fund as reported on each business day. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. The market value for NASDAQ National Market and Small Cap Securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange traded futures are valued at the price determined by the relevant exchange.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and the Funds’ sub-advisers Allianz Global Investors U.S. LLC and NFJ Investment Group LLC, each an affiliate of the Investment Manager, and Fuller & Thaler Asset Management, Inc. (collectively the “Sub-Advisers”). The Trust’s Valuation Committee was established by the Board to oversee the implementation of the Funds’ valuation methods and to make fair value determinations on behalf of the Board, as instructed. Each Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Advisers determine that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of each share class of a Fund may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Funds to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The NAV of each share class of a Fund is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair-valuing the securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of each share class of a Fund is calculated. With respect to certain foreign securities, the Funds may fair-value securities using modeling tools provided by third-party vendors. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the NAV of each share class of a Fund may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1—quoted prices in active markets for identical investments that the Funds have the ability to access

•

Level 2—valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3—valuations based on significant unobservable inputs (including the Sub-Advisers’ or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Funds to measure fair value during the nine months ended August 31, 2013 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations—U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Sovereign Debt Obligations—Sovereign debt obligations are valued by independent pricing services based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable, the values of sovereign debt obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds—Convertible bonds are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts—Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts—Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Excess Return Swaps—OTC excess return swaps are based on the closing price of the reference index that is supplied by independent pricing services. To the extent that these inputs are observable, the values of OTC excess return swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Senior Loans—Senior Loans are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. These quoted prices are based on interest rates, yield curves, option adjusted spreads and credit spreads. To the extent that these inputs are observable, the values of Senior Loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at August 31, 2013 in valuing each Fund’s assets and liabilities is listed below (refer to the Schedules of Investments and Notes to Schedules of Investments for more detailed information on Investments in Securities and Other Financial Instruments):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/13
AllianzGI Retirement 2015:
Investments in Securities—Assets
Mutual Funds	$20,264,996	—	—	$20,264,996
Exchange-Traded Funds	2,030,020	—	—	2,030,020
Repurchase Agreements	—	$158,000	—	158,000

Totals	$22,295,016	$158,000	—	$22,453,016

AllianzGI Retirement 2020:
Investments in Securities—Assets
Mutual Funds	$28,828,044	—	—	$28,828,044
Exchange-Traded Funds	3,128,519	—	—	3,128,519
Repurchase Agreements	—	$137,000	—	137,000

Totals	$31,956,563	$137,000	—	$32,093,563

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/13
AllianzGI Retirement 2025:
Investments in Securities—Assets
Mutual Funds	$28,866,335	—	—	$28,866,335
Exchange-Traded Funds	2,204,901	—	—	2,204,901
Repurchase Agreements	—	$196,000	—	196,000

Totals	$31,071,236	$196,000	—	$31,267,236

AllianzGI Retirement 2030:
Investments in Securities—Assets
Mutual Funds	$35,523,173	—	—	$35,523,173
Exchange-Traded Funds	1,725,643	—	—	1,725,643
Repurchase Agreements	—	$270,000	—	270,000

Totals	$37,248,816	$270,000	—	$37,518,816

AllianzGI Retirement 2035:
Investments in Securities—Assets
Mutual Funds	$24,435,677	—	—	$24,435,677
Exchange-Traded Funds	1,292,385	—	—	1,292,385
Repurchase Agreements	—	$184,000	—	184,000

Totals	$25,728,062	$184,000	—	$25,912,062

AllianzGI Retirement 2040:
Investments in Securities—Assets
Mutual Funds	$23,148,429	—	—	$23,148,429
Exchange-Traded Funds	1,268,428	—	—	1,268,428
Repurchase Agreements	—	$172,000	—	172,000

Totals	$24,416,857	$172,000	—	$24,588,857

AllianzGI Retirement 2045:
Investments in Securities—Assets
Mutual Funds	$10,908,399	—	—	$10,908,399
Exchange-Traded Funds	235,890	—	—	235,890
Repurchase Agreements	—	$109,000	—	109,000

Totals	$11,144,289	$109,000	—	$11,253,289

AllianzGI Retirement 2050:
Investments in Securities—Assets
Mutual Funds	$11,206,557	—	—	$11,206,557
Exchange-Traded Funds	269,686	—	—	269,686

Totals	$11,476,243	—	—	$11,476,243

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/13
AllianzGI Retirement 2055:
Investments in Securities—Assets
Mutual Funds	$4,254,705	—	—	$4,254,705
Exchange-Traded Funds	99,335	—	—	99,335

Totals	$4,354,040	—	—	$4,354,040

AllianzGI Retirement Income:
Investments in Securities—Assets
Mutual Funds	$24,962,043	—	—	$24,962,043
Exchange-Traded Funds	2,731,696	—	—	2,731,696
Repurchase Agreements	—	$195,000	—	195,000

Totals	$27,693,739	$195,000	—	$27,888,739

AllianzGI Global Allocation:
Investments in Securities—Assets
Mutual Funds	$200,480,953	—	—	$200,480,953
Repurchase Agreements	—	$675,000	—	675,000

Totals	$200,480,953	$675,000	—	$201,155,953

AllianzGI Global Growth Allocation:
Investments in Securities—Assets
Mutual Funds	$8,409,148	—	—	$8,409,148
Exchange-Traded Funds	103,318	—	—	103,318

Totals	$8,512,466	—	—	$8,512,466

AllianzGI Behavioral Advantage Large Cap:
Investments in Securities—Assets
Common Stock	$43,845,281	—	—	$43,845,281
Repurchase Agreements	—	$230,000	—	230,000

Totals	$43,845,281	$230,000	—	$44,075,281

AllianzGI China Equity:
Investments in Securities—Assets
Common Stock:
China	$30,517	$3,267,060	—	$3,297,577
Hong Kong	77,955	406,917	—	484,872
Exchange-Traded Funds	115,030	—	—	115,030

Totals	$223,502	$3,673,977	—	$3,897,479

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/13
AllianzGI Convertible:
Investments in Securities—Assets
Convertible Bonds	—	$1,519,992,785	—	$1,519,992,785
Convertible Preferred Stock:
Advertising	—	24,363,900	—	24,363,900
Diversified Financial Services	$22,877,014	40,268,384	—	63,145,398
Oil & Gas	9,036,000	36,496,469	—	45,532,469
Transportation	—	21,188,153	—	21,188,153
All Other	171,662,609	—	—	171,662,609
Repurchase Agreements	—	59,576,000	—	59,576,000

Totals	$203,575,623	$1,701,885,691	—	$1,905,461,314

AllianzGI Disciplined Equity:
Investments in Securities—Assets
Common Stock	$48,310,272	—	—	$48,310,272
Repurchase Agreements	—	$989,000	—	989,000

Totals	$48,310,272	$989,000	—	$49,299,272

AllianzGI Dynamic Emerging Multi-Asset:
Investments in Securities—Assets
Mutual Funds	$1,462,346	—	—	$1,462,346
Corporate Bonds & Notes	—	$1,719,849	—	1,719,849
Short-Term Investments	—	1,151,997	—	1,151,997

	1,462,346	2,871,846	—	4,334,192

Other Financial Instruments*—Assets
Market Price	6,333	—	—	6,333
Other Financial Instruments*—Liabilities
Market Price	(38,406)	—	—	(38,406)
Commodity Contracts	—	(45)	—	(45)

Totals	$1,430,273	$2,871,801	—	$4,302,074

AllianzGI Global Fundamental Strategy:
Investments in Securities—Assets
Sovereign Debt Obligations	—	$4,476,309	—	$4,476,309
Common Stock:
Germany	$108,078	445,785	—	553,863
United States	2,070,535	—	—	2,070,535
All Other	—	3,327,794	—	3,327,794
Corporate Bonds & Notes	—	7,247,154	—	7,247,154
Repurchase Agreements	—	2,239,000	—	2,239,000

	2,178,613	17,736,042	—	19,914,655

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	10,802	—	10,802

Totals	$2,178,613	$17,746,844	—	$19,925,457

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/13
AllianzGI Global Managed Volatility:
Investments in Securities—Assets
Common Stock:
China	—	$743,472	—	$743,472
France	—	57,394	—	57,394
Hong Kong	—	787,422	—	787,422
Israel	—	268,895	—	268,895
Japan	—	1,509,989	—	1,509,989
Singapore	—	700,919	—	700,919
Switzerland	—	358,643	—	358,643
United Kingdom	—	42,935	—	42,935
All Other	$10,279,289	—	—	10,279,289
Repurchase Agreements	—	252,000	—	252,000

Totals	$10,279,289	$4,721,669	—	$15,000,958

AllianzGI Global Water:
Investments in Securities—Assets
Common Stock:
Brazil	$6,624,922	—	—	$6,624,922
Chile	1,497,279	—	—	1,497,279
Hong Kong	—	$2,858,563	$41,756	2,900,319
Netherlands	4,461,634	—	—	4,461,634
Switzerland	12,754,508	11,851,816	—	24,606,324
United States	59,489,159	—	—	59,489,159
All Other	—	82,811,072	—	82,811,072
Repurchase Agreements	—	10,733,000	—	10,733,000

Totals	$84,827,502	$108,254,451	$41,756	$193,123,709

AllianzGI High Yield Bond:
Investments in Securities—Assets
Corporate Bonds & Notes	—	$377,129,950	—	$377,129,950
Repurchase Agreements	—	6,698,000	—	6,698,000

Totals	—	$383,827,950	—	$383,827,950

AllianzGI International Small-Cap:
Investments in Securities—Assets
Common Stock:
Denmark	$1,263,427	$4,845,358	—	$6,108,785
Finland	1,839,194	—	—	1,839,194
France	3,630,736	—	—	3,630,736
Ireland	1,285,793	1,283,347	—	2,569,140
Sweden	1,305,786	3,811,742	—	5,117,528
All Other	—	77,213,717	—	77,213,717
Repurchase Agreements	—	2,677,000	—	2,677,000

Totals	$9,324,936	$89,831,164	—	$99,156,100

AllianzGI Micro Cap:
Investments in Securities—Assets
Common Stock	$36,769,945	—	—	$36,769,945
Warrants	1,170	—	—	1,170
Repurchase Agreements	—	$1,616,000	—	1,616,000

Totals	$36,771,115	$1,616,000	—	$38,387,115

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Value at 8/31/13
AllianzGI Multi-Asset Real Return:
Investments in Securities—Assets
Mutual Funds	$2,428,048	—	—		$2,428,048
Common Stock:
Canada	50,472	—	—		50,472
United States	615,524	—	—		615,524
All Other	—	$683,861	—		683,861
U.S. Treasury Obligations	—	1,103,744	—		1,103,744
Exchange-Traded Funds	262,781	—	—		262,781
Rights	—	—	—	†	— †

	3,356,825	1,787,605	—	†	5,144,430

Other Financial Instruments*—Assets
Market Price	11,012	—	—		11,012

Other Financial Instruments*—Liabilities
Interest Rate Contracts	(2,570)	—	—		(2,570)
Market Price	(5,678)	—	—		(5,678)

	(8,248)	—	—		(8,248)

Totals	$3,359,589	$1,787,605	—	†	$5,147,194

AllianzGI NFJ Emerging Markets Value:
Investments in Securities—Assets
Common Stock:
China	$42,294	$1,306,021	—		$1,348,315
Czech Republic	—	42,660	—		42,660
Hong Kong	43,325	217,510	—		260,835
Hungary	—	44,243	—		44,243
Indonesia	—	160,809	—		160,809
Korea (Republic of)	41,707	927,738	—		969,445
Philippines	—	43,300	—		43,300
Poland	—	42,667	—		42,667
Russian Federation	169,989	—	$384,758		554,747
Singapore	—	123,787	—		123,787
South Africa	171,196	175,654	—		346,850
Taiwan	45,793	700,131	—		745,924
Thailand	7,492	7,713	328,161		343,366
Turkey	—	230,343	—		230,343
All Other	794,805	—	—		794,805
Warrants	—	352,297	—		352,297
Preferred Stock:
Brazil	254,966	—	—		254,966
Russian Federation	—	—	43,736		43,736
Rights	—	—	972		972
Repurchase Agreements	—	469,000	—		469,000

Totals	$1,571,567	$4,843,873	$757,627		$7,173,067

AllianzGI NFJ Global Dividend Value:
Investments in Securities—Assets
Common Stock:
France	—	$3,101,051	—		$3,101,051
Germany	—	1,408,683	—		1,408,683
Hong Kong	—	997,951	—		997,951
Israel	$1,345,344	808,372	—		2,153,716
Japan	—	4,025,421	—		4,025,421
Korea (Republic of)	—	4,412,927	—		4,412,927
Spain	—	2,710,473	—		2,710,473
Switzerland	—	2,634,667	—		2,634,667
United Kingdom	—	7,023,964	—		7,023,964
All Other	38,343,078	—	—		38,343,078
Repurchase Agreements	—	1,556,000	—		1,556,000

Totals	$39,688,422	$28,679,509	—		$68,367,931

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/13
AllianzGI NFJ International Small-Cap Value:
Investments in Securities—Assets
Common Stock:
Austria	$41,696	$66,114	—	$107,810
Brazil	70,799	—	—	70,799
Canada	888,404	—	—	888,404
China	132,477	415,637	—	548,114
France	71,673	301,434	—	373,107
Greece	92,232	—	—	92,232
Israel	62,944	—	—	62,944
Luxembourg	69,328	—	—	69,328
Netherlands	41,986	72,255	—	114,241
New Zealand	33,955	68,397	—	102,352
Norway	61,815	191,476	—	253,291
Panama	74,648	—	—	74,648
Russian Federation	56,816	—	—	56,816
Switzerland	132,581	64,283	—	196,864
United Kingdom	71,717	2,001,958	—	2,073,675
United States	85,020	—	—	85,020
All Other	—	3,702,742	—	3,702,742
Preferred Stock	72,030	70,509	—	142,539

Totals	$2,060,121	$6,954,805	—	$9,014,926

AllianzGI NFJ International Value II:
Investments in Securities—Assets
Common Stock:
Austria	$24,954	$32,306	—	$57,260
Brazil	86,087	—	—	86,087
Canada	291,010	—	—	291,010
India	74,112	—	—	74,112
Israel	73,924	—	—	73,924
Korea (Republic of)	76,185	—	—	76,185
Mexico	36,670	—	—	36,670
Russian Federation	61,133	—	—	61,133
South Africa	42,129	—	—	42,129
Taiwan	34,566	—	—	34,566
Turkey	27,624	—	—	27,624
United States	27,780	—	—	27,780
All Other	—	2,948,378	—	2,948,378

Totals	$856,174	$2,980,684	—	$3,836,858

AllianzGI Redwood:
Investments in Securities—Assets
Common Stock	$5,497,023	—	—	$5,497,023
Repurchase Agreements	—	$2,481,000	—	2,481,000

	5,497,023	2,481,000	—	7,978,023

Investment in Securities—Liabilities
Options Written, at value:
Market Price	(1,073,938)	—	—	(1,073,938)

Totals	$4,423,085	$2,481,000	—	$6,904,085

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/13
AllianzGI Short Duration High Income:
Investments in Securities—Assets
Corporate Bonds & Notes	—	$368,409,802	—	$368,409,802
Senior Loans	—	52,447,441	—	52,447,441
Convertible Bonds	—	3,855,375	—	3,855,375
Repurchase Agreements	—	22,390,000	—	22,390,000

Totals	—	$447,102,618	—	$447,102,618

AllianzGI Structured Alpha:
Investments in Securities—Assets
Short-Term Investments	—	$7,991,594	—	$7,991,594
Options Purchased:
Market Price	$70,501	33,071	—	103,572

	70,501	8,024,665	—	8,095,166

Investment in Securities—Liabilities
Options Written, at value:
Market Price	(165,816)	(23,608)	—	(189,424)

Totals	$(95,315)	$8,001,057	—	$7,905,742

AllianzGI Ultra Micro Cap:
Investments in Securities—Assets
Common Stock	$74,826,728	—	—	$74,826,728
Warrants	230	—	—	230
Repurchase Agreements	—	$3,263,000	—	3,263,000

Totals	$74,826,958	$3,263,000	—	$78,089,958

AllianzGI U.S. Emerging Growth:
Investments in Securities—Assets
Common Stock	$34,395,285	—	—	$34,395,285
Warrants	248	—	—	248
Repurchase Agreements	—	$661,000	—	661,000

Totals	$34,395,533	$661,000	—	$35,056,533

AllianzGI U.S. Equity-Hedged:
Investments in Securities—Assets
Common Stock	$5,566,757	—	—	$5,566,757
Repurchase Agreements	—	$348,000	—	348,000
Options Purchased:
Market Price	82,310	—	—	82,310

	5,649,067	348,000	—	5,997,067

Investment in Securities—Liabilities
Options Written, at value:
Market Price	(21,760)	—	—	(21,760)

Totals	$5,627,307	$348,000	—	$5,975,307

At August 31, 2013, the following Funds had transfers between Levels 1 and 2:

	Transfers
	Level 1 to Level 2		Level 2 to Level 1
AllianzGI China Equity	—		$22,342	(b)
AllianzGI Convertible	$21,188,153	(a)	—
AllianzGI Global Managed Volatility	103,948	(c)	—
AllianzGI Global Water	—		4,461,634	(b)
AllianzGI International Small-Cap	—		2,678,176	(b)
AllianzGI NFJ International Small-Cap Value	627,498	(c)	216,784	(b)
AllianzGI NFJ International Value II	102,907	(c)	—

(a)	This change was the result of a security with a quoted price in an active market at November 30, 2012, which was not available on August 31, 2013.
(b)	This change was the result of securities trading outside the U.S. whose values were adjusted by the application of a modeling tool at November 30, 2012, which was not applied on August 31, 2013.
(c)	This change was the result of securities trading outside the U.S. whose values were not adjusted by the application of a modeling tool at November 30, 2012, which was applied on August 31, 2013.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended August 31, 2013, was as follows:

	Beginning Balance 11/30/12		Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3***	Ending Balance 8/31/13
AllianzGI Global Managed Volatility:
Investments in Securities—Assets
Rights:
China	$2,245		—	$(1,489)	—	$1,489	$(2,245)	—	—	—

AllianzGI Global Water:
Investments in Securities—Assets
Common Stock:
Hong Kong	$41,780		—	—	—	—	$(24)	—	—	$41,756

AllianzGI International Small-Cap:
Investments in Securities—Assets
Common Stock:
Thailand	$1,304,215		—	$(1,435,484)	—	$302,691	$(171,422)	—	—	—

AllianzGI Micro Cap:
Investments in Securities—Assets
Warrants	—	†	—	—	—	—	$1,170	—	$(1,170)	—

	Beginning Balance 12/18/12**		Purchases		Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 8/31/13
AllianzGI NFJ Emerging Markets Value:
Investments in Securities—Assets
Common Stock:
Russian Federation	—		$428,270		$(944)	—	$125	$(42,693)	—	—	$384,758
Thailand	—		365,861		(9,519)	—	2,945	(31,126)	—	—	328,161
Preferred Stock	—		46,232		—	—	—	(2,496)	—	—	43,736
Rights	—		—	††	—	—	—	972	—	—	972

Totals	—		$840,363		$(10,463)	—	$3,070	$(75,343)	—	—	$757,627

	Beginning Balance 11/30/12		Purchases		Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3***	Ending Balance 8/31/13
AllianzGI Ultra Micro Cap:
Investments in Securities—Assets
Warrants	—	†	—		—	—	—	$230	—	$(230)	—

AllianzGI U.S. Emerging Growth:
Investments in Securities—Assets
Warrants	—	†	—		—	—	—	$248	—	$(248)	—

The following tables presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at August 31, 2013:

	Ending Balance at 8/31/13	Valuation Technique Used	Unobservable Inputs	Input Values
AllianzGI Global Water:
Investments in Securities—Assets
Common Stock	$41,756	Discount of Publicly Traded Quote	Discount Applied to Last Exchange Price	HKD 0.343 (75% Discount)

AllianzGI NFJ Emerging Markets Value:
Investments in Securities—Assets
Common Stock	$384,758	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	$0.91—$57.81
	328,161	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	THB 31.63—326.04
Preferred Stock	43,736	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	$2,301.92
Rights	972	Option Adjusted Spread	Price	HKD 1.76

*	Other financial instruments are derivatives, such as futures contracts, swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.
**	Commencement of Operations.
***	Transferred out of Level 3 into Level 1 due to the availability of a quoted price in an active market.
†	Security fair-valued at $0.
††	Rights were received as part of an offering.

HKD—Hong Kong Dollar

THB—Thai Baht

The net change in unrealized appreciation/depreciation of Level 3 investments which AllianzGI Global Water and AllianzGI NFJ Emerging Markets Value held at August 31, 2013 was $(24) and $(75,343), respectively.

At August 31, 2013, the aggregate cost basis and the net unrealized appreciation (depreciation) of investments (before options written) for federal income tax purpose were:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AllianzGI Retirement 2015	$22,015,135	$533,848	$95,967	$437,881
AllianzGI Retirement 2020	31,975,304	594,242	475,983	118,259
AllianzGI Retirement 2025	31,617,769	615,602	966,135	(350,533)
AllianzGI Retirement 2030	36,772,095	1,114,558	367,837	746,721
AllianzGI Retirement 2035	25,626,422	674,124	388,484	285,640
AllianzGI Retirement 2040	23,473,622	1,272,458	157,223	1,115,235
AllianzGI Retirement 2045	10,747,700	563,651	58,062	505,589
AllianzGI Retirement 2050	10,395,931	1,128,568	48,256	1,080,312
AllianzGI Retirement 2055	3,940,498	428,792	15,250	413,542
AllianzGI Retirement Income	27,189,123	796,188	96,572	699,616
AllianzGI Global Allocation	180,186,468	21,731,408	761,923	20,969,485
AllianzGI Global Growth Allocation	7,650,692	935,844	74,070	861,774
AllianzGI Behavioral Advantage Large Cap	40,536,117	3,774,747	235,583	3,539,164
AllianzGI China Equity	3,991,318	402,501	496,340	(93,839)
AllianzGI Convertible	1,697,375,534	217,259,531	9,173,751	208,085,780
AllianzGI Disciplined Equity	41,269,534	8,947,768	918,030	8,029,738
AllianzGI Dynamic Emerging Multi-Asset	4,492,660	—	158,468	(158,468)
AllianzGI Global Fundamental Strategy	20,011,955	200,671	297,971	(97,300)
AllianzGI Global Managed Volatility	14,312,287	1,052,107	363,436	688,671
AllianzGI Global Water	177,180,091	20,097,452	4,153,834	15,943,618
AllianzGI High Yield Bond	375,437,929	13,401,410	5,011,389	8,390,021
AllianzGI International Small-Cap	84,147,334	17,649,751	2,640,985	15,008,766
AllianzGI Micro Cap	27,855,599	11,425,405	893,889	10,531,516
AllianzGI Multi-Asset Real Return	5,248,956	111,043	215,569	(104,526)
AllianzGI NFJ Emerging Markets Value	7,671,999	210,686	709,618	(498,932)
AllianzGI NFJ Global Dividend Value	65,837,788	7,005,918	4,475,775	2,530,143
AllianzGI NFJ International Small-Cap Value	8,095,438	1,162,479	242,991	919,488
AllianzGI NFJ International Value II	3,468,574	523,104	154,820	368,284
AllianzGI Redwood	7,383,038	827,277	232,292	594,985
AllianzGI Short Duration High Income	450,396,805	1,781,665	5,075,852	(3,294,187)
AllianzGI Structured Alpha	8,121,225	29,584	55,643	(26,059)
AllianzGI Ultra Micro Cap	66,450,726	12,939,007	1,299,775	11,639,232
AllianzGI U.S. Emerging Growth	25,930,999	9,433,969	308,435	9,125,534
AllianzGI U.S. Equity Hedged	5,654,610	530,506	188,049	342,457

Differences, if any, between book and tax cost basis may be attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.

Item 2.	Controls and Procedures

(a) The registrant’s President and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Exhibit 99.302 Cert.—Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz Funds Multi-Strategy Trust

By:	/s/ Brian S. Shlissel
Brian S. Shlissel, President

Date:	October 30, 2013

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date:	October 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel, President

Date:	October 30, 2013

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date:	October 30, 2013